Quarterly Portfolios of Investments
HARBOR ETF TRUST
January 31, 2026

Harbor Active Small Cap ETF
Harbor Active Small Cap Growth ETF
Harbor AI Inflection Strategy ETF
Harbor Alpha Layering ETF (Consolidated)
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Emerging Markets Equity ETF
Harbor Emerging Markets Select ETF
Harbor Health Care ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor International Equity ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Mid Cap Core ETF
Harbor Mid Cap Value ETF
Harbor Multi-Asset Explorer ETF (Consolidated)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF (currently, Harbor Ares Systematic High Yield ETF)
Harbor Scientific Alpha Income ETF (currently, Harbor Ares Systematic Multi-Sector Income ETF)
Harbor SMID Cap Core ETF
Harbor SMID Cap Value ETF
Harbor Transformative Technologies ETF

Table of Contents

Portfolio of Investments
Harbor Active Small Cap ETF	1
Harbor Active Small Cap Growth ETF	3
Harbor AI Inflection Strategy ETF	6
Harbor Alpha Layering ETF (CONSOLIDATED)	7
Harbor AlphaEdge™ Large Cap Value ETF	8
Harbor AlphaEdge™ Next Generation REITs ETF	10
Harbor AlphaEdge™ Small Cap Earners ETF	11
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)	19
Harbor Disciplined Bond ETF	20
Harbor Dividend Growth Leaders ETF	26
Harbor Emerging Markets Equity ETF	28
Harbor Emerging Markets Select ETF	30
Harbor Health Care ETF	32
Harbor Human Capital Factor US Large Cap ETF	33
Harbor Human Capital Factor US Small Cap ETF	36
Harbor International Compounders ETF	40
Harbor International Equity ETF	41
Harbor Long-Short Equity ETF	43
Harbor Long-Term Growers ETF	47
Harbor Mid Cap Core ETF	49
Harbor Mid Cap Value ETF	51
Harbor Multi-Asset Explorer ETF (CONSOLIDATED)	53
Harbor Osmosis Emerging Markets Resource Efficient ETF	54
Harbor Osmosis International Resource Efficient ETF	56
Harbor PanAgora Dynamic Large Cap Core ETF	58
Harbor Scientific Alpha High-Yield ETF (currently, Harbor Ares Systematic High Yield ETF)	61
Harbor Scientific Alpha Income ETF (currently, Harbor Ares Systematic Multi-Sector Income ETF)	68
Harbor SMID Cap Core ETF	73
Harbor SMID Cap Value ETF	75
Harbor Transformative Technologies ETF	77
Notes to Portfolios of Investments	78

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.6%
Shares		Value
AEROSPACE & DEFENSE—2.2%
9,736	StandardAero, Inc. *	$301
BANKS—8.1%
11,286	Northpointe Bancshares, Inc.	195
9,477	United Bankshares, Inc.	401
3,519	Wintrust Financial Corp.	519
		1,115
BEVERAGES—1.0%
672	Boston Beer Co., Inc. Class A*	144
BUILDING PRODUCTS—6.4%
2,378	Fortune Brands Innovations, Inc.	129
15,411	Hayward Holdings, Inc. *	249
55,585	Janus International Group, Inc. *	381
10,075	Masterbrand, Inc. *	122
		881
CAPITAL MARKETS—10.0%
8,897	Artisan Partners Asset Management, Inc. Class A	396
950	FactSet Research Systems, Inc.	242
2,349	Moelis & Co. Class A	168
2,478	Morningstar, Inc.	501
7,668	Wealthfront Corp. *	66
		1,373
CONSTRUCTION & ENGINEERING—3.6%
24,428	WillScot Holdings Corp.	489
CONSUMER FINANCE—0.4%
1,089	Figure Technology Solutions, Inc. Class A*	62
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.0%
3,727	Maplebear, Inc. *	138
CONTAINERS & PACKAGING—2.0%
2,236	AptarGroup, Inc.	279
DISTRIBUTORS—4.3%
2,330	Pool Corp.	592
DIVERSIFIED CONSUMER SERVICES—0.9%
32,275	European Wax Center, Inc. Class A*	127
ENERGY EQUIPMENT & SERVICES—3.2%
17,880	Liberty Energy, Inc.	441
FINANCIAL SERVICES—6.0%
39,390	Remitly Global, Inc. *	521
5,204	Shift4 Payments, Inc. Class A*	307
		828
GROUND TRANSPORTATION—3.1%
1,948	Landstar System, Inc.	291
7,970	Lyft, Inc. Class A*	134
		425
HEALTH CARE PROVIDERS & SERVICES—2.0%
3,291	U.S. Physical Therapy, Inc.	276
HEALTH CARE TECHNOLOGY—3.1%
7,209	Doximity, Inc. Class A*	270

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE TECHNOLOGY—Continued
5,699	Waystar Holding Corp. *	$151
		421
HOTEL & RESORT REITS—1.9%
35,303	RLJ Lodging Trust	262
HOTELS, RESTAURANTS & LEISURE—1.4%
2,040	Monarch Casino & Resort, Inc.	187
INSURANCE—1.7%
4,871	Accelerant Holdings Class A (Cayman Islands)*	67
408	Kinsale Capital Group, Inc.	161
		228
MACHINERY—12.3%
11,300	Douglas Dynamics, Inc.	426
46,348	Hillman Solutions Corp. *	434
2,107	Middleby Corp. *	310
423	RBC Bearings, Inc. *	211
3,338	Toro Co.	306
		1,687
METALS & MINING—5.0%
1,112	Commercial Metals Co.	85
1,844	Reliance, Inc.	608
		693
OIL, GAS & CONSUMABLE FUELS—1.6%
5,958	Range Resources Corp.	226
PROFESSIONAL SERVICES—9.9%
10,924	Andersen Group, Inc. Class A*	246
3,327	Paylocity Holding Corp. *	449
8,160	SS&C Technologies Holdings, Inc.	668
		1,363
RETAIL REITS—1.7%
6,593	Phillips Edison & Co., Inc.	239
SOFTWARE—4.2%
41,494	Freshworks, Inc. Class A*	447
2,112	Q2 Holdings, Inc. *	130
		577
SPECIALTY RETAIL—1.1%
5,941	Warby Parker, Inc. Class A*	152
TRADING COMPANIES & DISTRIBUTORS—1.5%
3,036	Core & Main, Inc. Class A*	162
1,331	EquipmentShare.com, Inc. Class A*	41
		203
TOTAL COMMON STOCKS (Cost $14,772)		13,709
TOTAL INVESTMENTS—99.6% (Cost $14,772)		13,709
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		51
TOTAL NET ASSETS—100%		$13,760

⬤

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Active Small Cap Growth ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
AEROSPACE & DEFENSE—4.2%
2,492	Archer Aviation, Inc. Class A*	$18
336	Beta Technologies, Inc. Class A*	7
126	BWX Technologies, Inc.	26
238	Carpenter Technology Corp.	76
245	Red Cat Holdings, Inc. *	3
588	Redwire Corp. *	7
200	York Space Systems, Inc. *	7
		144
BANKS—1.8%
609	Texas Capital Bancshares, Inc. *	62
BIOTECHNOLOGY—12.7%
434	AnaptysBio, Inc. *	21
294	Apogee Therapeutics, Inc. *	19
350	Bridgebio Pharma, Inc. *	27
252	Celcuity, Inc. *	27
343	Cytokinetics, Inc. *	22
182	GRAIL, Inc. *	18
1,338	Immunome, Inc. *	33
791	Immunovant, Inc. *	20
973	Kiniksa Pharmaceuticals International PLC *	43
826	MoonLake Immunotherapeutics *	13
140	Nuvalent, Inc. Class A*	14
161	Revolution Medicines, Inc. *	16
189	Rhythm Pharmaceuticals, Inc. *	19
532	Scholar Rock Holding Corp. *	24
294	Soleno Therapeutics, Inc. *	11
623	Stoke Therapeutics, Inc. *	19
1,134	Syndax Pharmaceuticals, Inc. *	23
2,653	Taysha Gene Therapies, Inc. *	12
756	Viking Therapeutics, Inc. *	22
322	Xenon Pharmaceuticals, Inc. (Canada)*	13
840	Zymeworks, Inc. *	19
		435
BROADLINE RETAIL—0.7%
686	Global-e Online Ltd. (Israel)*	25
BUILDING PRODUCTS—2.5%
462	Modine Manufacturing Co. *	85
497	Tecogen, Inc. *	2
		87
CAPITAL MARKETS—0.8%
497	Marex Group PLC (United Kingdom)	20
98	StepStone Group, Inc. Class A	7
		27
COMMERCIAL SERVICES & SUPPLIES—2.7%
847	Casella Waste Systems, Inc. Class A*	86
378	Montrose Environmental Group, Inc. *	8
		94
COMMUNICATIONS EQUIPMENT—1.0%
84	Lumentum Holdings, Inc. *	33
CONSTRUCTION & ENGINEERING—2.7%
671	Ameresco, Inc. Class A*	21
139	Sterling Infrastructure, Inc. *	50
1,057	WillScot Holdings Corp.	21
		92

COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—0.8%
37	Dave, Inc. *	$6
350	Figure Technology Solutions, Inc. Class A*	20
		26
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.5%
280	Chefs' Warehouse, Inc. *	18
DIVERSIFIED CONSUMER SERVICES—0.9%
1,161	Universal Technical Institute, Inc. *	32
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
714	Cogent Communications Holdings, Inc.	17
ELECTRICAL EQUIPMENT—1.6%
294	Amprius Technologies, Inc. *	4
371	Electrovaya, Inc. (Canada)*	4
1,225	Enovix Corp. *	8
287	Nextpower, Inc. Class A*	34
693	Shoals Technologies Group, Inc. Class A*	6
		56
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
258	908 Devices, Inc. *	1
735	Arlo Technologies, Inc. *	9
68	Bel Fuse, Inc. Class B	14
35	Fabrinet (Thailand)*	17
2,506	LightPath Technologies, Inc. Class A*	26
112	TTM Technologies, Inc. *	11
1,995	Unusual Machines, Inc. (Puerto Rico)*	28
		106
FINANCIAL SERVICES—0.6%
273	Chime Financial, Inc. Class A*	7
392	Toast, Inc. Class A*	12
		19
FOOD PRODUCTS—0.8%
5,642	SunOpta, Inc. (Canada)*	26
HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
85	Align Technology, Inc. *	14
545	Beta Bionics, Inc. *	8
35	IRhythm Holdings, Inc. *	5
1,715	OrthoPediatrics Corp. *	30
1,365	Owlet, Inc. *	16
2,142	SI-BONE, Inc. *	36
		109
HEALTH CARE PROVIDERS & SERVICES—3.8%
2,639	Alignment Healthcare, Inc. *	60
210	CorVel Corp. *	15
196	GeneDx Holdings Corp. *	19
329	HealthEquity, Inc. *	28
49	RadNet, Inc. *	3
1,239	Talkspace, Inc. *	5
		130
HEALTH CARE TECHNOLOGY—0.5%
1,617	Certara, Inc. *	14
280	OptimizeRx Corp. *	3
		17

⬤

Harbor Active Small Cap Growth ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—3.9%
77	Cava Group, Inc. *	$5
714	First Watch Restaurant Group, Inc. *	11
2,579	Genius Sports Ltd. (United Kingdom)*	22
280	Kura Sushi USA, Inc. Class A*	19
819	Life Time Group Holdings, Inc. *	24
749	Lindblad Expeditions Holdings, Inc. *	13
2,058	Sportradar Group AG Class A (Switzerland)*	37
391	Sweetgreen, Inc. Class A*	2
		133
HOUSEHOLD DURABLES—0.8%
231	SharkNinja, Inc. *	27
INSURANCE—1.1%
561	Ethos Technologies, Inc. Class A*	8
77	Kinsale Capital Group, Inc.	31
		39
IT SERVICES—0.2%
94	Okta, Inc. *	8
LEISURE PRODUCTS—0.2%
523	Callaway Golf Co. *	7
LIFE SCIENCES TOOLS & SERVICES—2.8%
637	Azenta, Inc. *	25
1,652	BioLife Solutions, Inc. *	36
245	Repligen Corp. *	36
		97
MACHINERY—6.5%
256	CECO Environmental Corp. *	17
2,870	Gates Industrial Corp. PLC *	66
203	JBT Marel Corp.	32
819	Kornit Digital Ltd. (Israel)*	11
819	Mayville Engineering Co., Inc. *	16
161	RBC Bearings, Inc. *	80
		222
MEDIA—1.9%
4,396	Magnite, Inc. *	64
METALS & MINING—2.7%
451	Materion Corp.	62
393	MP Materials Corp. *	23
1,043	U.S. Antimony Corp. *	8
		93
OIL, GAS & CONSUMABLE FUELS—0.7%
83	Centrus Energy Corp. Class A*	23
PERSONAL CARE PRODUCTS—1.1%
140	elf Beauty, Inc. *	12
812	Oddity Tech Ltd. Class A (Israel)*	27
		39
PHARMACEUTICALS—3.1%
889	Edgewise Therapeutics, Inc. *	25
1,260	EyePoint, Inc. *	17
1,057	LENZ Therapeutics, Inc. *	17
98	Ligand Pharmaceuticals, Inc. *	19

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
3,836	Xeris Biopharma Holdings, Inc. *	$28
		106
PROFESSIONAL SERVICES—0.2%
168	ExlService Holdings, Inc. *	7
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
1,015	Compass, Inc. Class A*	13
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.5%
771	Allegro MicroSystems, Inc. (Japan)*	28
301	Credo Technology Group Holding Ltd. *	38
15,885	indie Semiconductor, Inc. Class A (China)*	65
182	Lattice Semiconductor Corp. *	15
28	Nova Ltd. (Israel)*	13
277	Onto Innovation, Inc. *	56
337	Rambus, Inc. *	38
973	Rigetti Computing, Inc. *	18
182	Semtech Corp. *	15
250	Silicon Laboratories, Inc. *	36
507	Silicon Motion Technology Corp. ADR (Taiwan)[1]	60
217	Tower Semiconductor Ltd. (Israel)*	29
588	Veeco Instruments, Inc. *	18
		429
SOFTWARE—11.1%
95	Agilysys, Inc. *	8
1,148	Alkami Technology, Inc. *	24
728	Arteris, Inc. *	11
2,772	Cellebrite DI Ltd. (Israel)*	41
154	Commvault Systems, Inc. *	13
1,148	Core Scientific, Inc. *	21
112	Descartes Systems Group, Inc. (Canada)*	8
14,143	Digital Turbine, Inc. *	74
511	JFrog Ltd. (Israel)*	28
301	Klaviyo, Inc. Class A*	7
686	Netskope, Inc. Class A*	10
454	Nutanix, Inc. Class A*	18
9,601	Porch Group, Inc. *	76
706	Varonis Systems, Inc. *	21
595	Weave Communications, Inc. *	4
826	Zeta Global Holdings Corp. Class A*	15
		379
SPECIALTY RETAIL—0.7%
130	Boot Barn Holdings, Inc. *	23
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
259	IonQ, Inc. *	10
TRADING COMPANIES & DISTRIBUTORS—3.0%
289	FTAI Aviation Ltd.	79
1,134	NPK International, Inc. *	16
252	QXO, Inc. *	5

⬤

Harbor Active Small Cap Growth ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
53	Transcat, Inc. *	$3
		103
TOTAL COMMON STOCKS (Cost $3,495)		3,377
TOTAL INVESTMENTS—98.6% (Cost $3,495)		3,377
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		47
TOTAL NET ASSETS—100%		$3,424

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AI Inflection Strategy ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.3%
Shares		Value
AIR FREIGHT & LOGISTICS—2.7%
539	CH Robinson Worldwide, Inc.	$105
BUILDING PRODUCTS—2.4%
763	Johnson Controls International PLC	91
CONSTRUCTION & ENGINEERING—8.3%
161	EMCOR Group, Inc.	116
1,106	Everus Construction Group, Inc. *	98
455	MasTec, Inc. *	109
		323
ELECTRICAL EQUIPMENT—10.4%
1,288	Atkore, Inc.	90
308	Eaton Corp. PLC	108
112	GE Vernova, Inc.	81
679	Vertiv Holdings Co. Class A	126
		405
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—11.6%
770	Amphenol Corp. Class A	111
917	Corning, Inc.	95
1,372	Flex Ltd. *	87
532	Sanmina Corp. *	75
525	TD SYNNEX Corp.	83
		451
GAS UTILITIES—2.2%
525	Atmos Energy Corp.	87
IT SERVICES—2.1%
665	Twilio, Inc. Class A*	80
LIFE SCIENCES TOOLS & SERVICES—7.2%
581	Agilent Technologies, Inc.	78
462	Charles River Laboratories International, Inc. *	97
455	IQVIA Holdings, Inc. *	105
		280
MACHINERY—4.4%
1,120	Flowserve Corp.	87
406	SPX Technologies, Inc. *	85
		172

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—2.5%
5,040	Antero Midstream Corp.	$95
PROFESSIONAL SERVICES—2.8%
175	CACI International, Inc. Class A*	109
REAL ESTATE MANAGEMENT & DEVELOPMENT—4.6%
574	CBRE Group, Inc. Class A*	98
1,302	CoStar Group, Inc. *	80
		178
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—32.7%
2,198	Amkor Technology, Inc.	106
434	Applied Materials, Inc.	140
105	ASML Holding NV New York Registry Shares (Netherlands)	149
1,148	Entegris, Inc.	136
1,372	FormFactor, Inc. *	97
595	Lam Research Corp.	139
105	Monolithic Power Systems, Inc.	118
441	NXP Semiconductors NV (Netherlands)	100
427	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	141
581	Teradyne, Inc.	140
		1,266
SOFTWARE—2.9%
238	Synopsys, Inc. *	111
SPECIALIZED REITS—2.5%
581	Digital Realty Trust, Inc.	96
TOTAL COMMON STOCKS (Cost $3,434)		3,849
TOTAL INVESTMENTS—99.3% (Cost $3,434)		3,849
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		28
TOTAL NET ASSETS—100%		$3,877

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Alpha Layering ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—34.5%
Shares		Value
(Cost $2,283)
CAPITAL MARKETS—34.5%
3,431	iShares Core S&P 500 ETF	$2,385
TOTAL INVESTMENTS—34.5% (Cost $2,283)		2,385
CASH AND OTHER ASSETS, LESS LIABILITIES—65.5%		4,525
TOTAL NET ASSETS—100%		$6,910

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Australian Dollar Currency Futures	13	03/26	$906	$30
CME British Pound Currency Futures	13	03/26	1,113	19
CME Canadian Dollar Currency Futures	16	03/26	1,180	16
CME Euro Foreign Exchange Currency Futures	8	03/26	1,189	14
CME Japanese Yen Currency Futures	12	03/26	974	17
COMEX E-Micro Gold Futures	42	04/26	1,993	(158)
ICE U.S. MSCI Emerging Markets Index Futures	15	03/26	1,141	43
Micro E-mini NASDAQ-100 Futures	20	03/26	1,027	(4)
Micro E-mini Russell 2000 Futures	77	03/26	1,010	(4)
Total Long Futures Contracts				$(27)

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME E-Micro Australian Dollar Currency Futures	25	03/26	$174	$(6)
CME E-Micro British Pound Currency Futures	20	03/26	171	(3)
CME E-Micro Canadian Dollar Currency Futures	18	03/26	133	(2)
CME E-Micro Euro Foreign Exchange Currency Futures	20	03/26	297	(4)
Micro WTI Crude Oil Futures	243	02/26	1,585	(105)
Total Short Futures Contracts				$(120)
Total Futures Contracts				$(147)
FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments and Futures Contracts schedule) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AEROSPACE & DEFENSE—3.0%
458	General Dynamics Corp.	$161
AIR FREIGHT & LOGISTICS—0.5%
86	FedEx Corp.	28
AUTOMOBILE COMPONENTS—2.9%
1,293	Autoliv, Inc. (Sweden)	157
AUTOMOBILES—0.8%
491	General Motors Co.	41
BANKS—10.8%
2,238	Bank of America Corp.	119
1,429	Citigroup, Inc.	165
499	JPMorgan Chase & Co.	153
1,668	Wells Fargo & Co.	151
		588
BIOTECHNOLOGY—7.7%
638	Exelixis, Inc. *	26
1,168	Gilead Sciences, Inc.	166
1,613	Incyte Corp. *	162
36	Regeneron Pharmaceuticals, Inc.	27
88	United Therapeutics Corp. *	41
		422
CAPITAL MARKETS—9.5%
1,369	Bank of New York Mellon Corp.	164
3,085	Federated Hermes, Inc.	165
174	Goldman Sachs Group, Inc.	163
322	SEI Investments Co.	28
		520
CHEMICALS—0.5%
292	CF Industries Holdings, Inc.	27
CONSTRUCTION MATERIALS—0.5%
231	CRH PLC	28
CONSUMER FINANCE—3.5%
76	American Express Co.	27
2,223	Synchrony Financial	161
		188
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.0%
440	Kroger Co.	28
326	Sysco Corp.	27
		55
CONTAINERS & PACKAGING—0.5%
261	Crown Holdings, Inc.	27
DIVERSIFIED CONSUMER SERVICES—1.0%
1,569	Laureate Education, Inc. *	54
DIVERSIFIED TELECOMMUNICATION SERVICES—2.9%
3,711	AT&T, Inc.	97
957	Comcast Corp. Class A	28
690	Verizon Communications, Inc.	31
		156
ELECTRIC UTILITIES—2.0%
228	American Electric Power Co., Inc.	27

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—Continued
226	Duke Energy Corp.	$28
355	Evergy, Inc.	27
608	Exelon Corp.	27
		109
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—6.3%
2,463	Flex Ltd. *	155
120	Jabil, Inc.	29
709	TE Connectivity PLC (Switzerland)	158
		342
ENTERTAINMENT—2.5%
1,216	Walt Disney Co.	137
FINANCIAL SERVICES—1.4%
2,737	MGIC Investment Corp.	74
FOOD PRODUCTS—0.5%
1,150	Smithfield Foods, Inc.	28
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
256	Abbott Laboratories	28
362	Hologic, Inc. *	27
270	Medtronic PLC	28
		83
HEALTH CARE PROVIDERS & SERVICES—2.0%
367	CVS Health Corp.	28
58	HCA Healthcare, Inc.	28
149	Quest Diagnostics, Inc.	28
134	Universal Health Services, Inc. Class B	27
		111
HOUSEHOLD DURABLES—0.5%
221	PulteGroup, Inc.	28
INSURANCE—3.5%
138	Allstate Corp.	27
371	American International Group, Inc.	28
90	Chubb Ltd.	28
208	Hartford Insurance Group, Inc.	28
265	Loews Corp.	28
128	Progressive Corp.	27
96	Travelers Cos., Inc.	27
		193
IT SERVICES—3.8%
183	Accenture PLC Class A (Ireland)	48
1,959	Cognizant Technology Solutions Corp. Class A	161
		209
MACHINERY—3.0%
1,213	Mueller Industries, Inc.	165
MEDIA—1.3%
967	Fox Corp. Class A	70
METALS & MINING—2.6%
1,237	Newmont Corp.	139
OIL, GAS & CONSUMABLE FUELS—7.2%
1,046	APA Corp.	28
946	Chevron Corp.	167

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
278	ConocoPhillips	$29
1,186	Exxon Mobil Corp.	168
		392
PHARMACEUTICALS—5.3%
584	Bristol-Myers Squibb Co.	32
82	Indivior Ltd. (United Kingdom)*	3
697	Indivior Pharmaceuticals, Inc. *	24
717	Johnson & Johnson	163
334	Merck & Co., Inc.	37
1,052	Pfizer, Inc.	28
		287
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
1,069	QUALCOMM, Inc.	162
SOFTWARE—3.9%
545	Adobe, Inc. *	160
119	Salesforce, Inc.	25
283	Zoom Communications, Inc. *	26
		211

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—0.6%
52	Ulta Beauty, Inc. *	$34
TOBACCO—2.9%
2,585	Altria Group, Inc.	160
TRADING COMPANIES & DISTRIBUTORS—0.5%
191	AerCap Holdings NV (Ireland)	27
WIRELESS TELECOMMUNICATION SERVICES—0.5%
447	Millicom International Cellular SA (Sweden)	27
TOTAL COMMON STOCKS (Cost $4,892)		5,440
TOTAL INVESTMENTS—99.9% (Cost $4,892)		5,440
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		7
TOTAL NET ASSETS—100%		$5,447

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AlphaEdge™ Next Generation REITs ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
HEALTH CARE REITS—28.7%
795	Alexandria Real Estate Equities, Inc.	$43
3,813	American Healthcare REIT, Inc.	179
2,316	CareTrust REIT, Inc.	86
14,392	Diversified Healthcare Trust	84
21,958	Healthcare Realty Trust, Inc.	369
10,136	Healthpeak Properties, Inc.	175
8,793	Medical Properties Trust, Inc.	44
4,424	Omega Healthcare Investors, Inc.	194
10,407	Sabra Health Care REIT, Inc.	195
3,998	Sila Realty Trust, Inc.	97
3,740	Universal Health Realty Income Trust	149
5,214	Ventas, Inc.	405
785	Welltower, Inc.	148
		2,168
HOTEL & RESORT REITS—14.9%
10,778	Apple Hospitality REIT, Inc.	126
12,280	Braemar Hotels & Resorts, Inc.	33
11,988	Chatham Lodging Trust	85
21,546	DiamondRock Hospitality Co.	198
24,836	Host Hotels & Resorts, Inc.	460
5,195	Park Hotels & Resorts, Inc.	57
7,038	Pebblebrook Hotel Trust	80
24,764	Service Properties Trust	49
2,517	Xenia Hotels & Resorts, Inc.	37
		1,125
RESIDENTIAL REITS—6.3%
1,456	Equity LifeStyle Properties, Inc.	92
7,956	Invitation Homes, Inc.	213
1,360	Sun Communities, Inc.	173
		478

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—50.0%
1,728	American Tower Corp.	$310
3,061	Crown Castle, Inc.	266
4,878	CubeSmart	183
798	Digital Realty Trust, Inc.	132
4,872	EPR Properties	264
90	Equinix, Inc.	74
417	Extra Space Storage, Inc.	57
4,654	Farmland Partners, Inc.	54
8,143	Gladstone Land Corp.	91
1,331	Iron Mountain, Inc.	123
4,049	Lamar Advertising Co. Class A	519
7,396	Outfront Media, Inc.	180
2,488	PotlatchDeltic Corp.	104
1,894	Public Storage	523
5,374	Rayonier, Inc.	122
1,204	SBA Communications Corp.	222
16,375	VICI Properties, Inc.	460
3,430	Weyerhaeuser Co.	88
		3,772
TOTAL COMMON STOCKS (Cost $7,474)		7,543
TOTAL INVESTMENTS—99.9% (Cost $7,474)		7,543
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		8
TOTAL NET ASSETS—100%		$7,551

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.7%
Shares		Value
AEROSPACE & DEFENSE—0.5%
87	AAR Corp. *	$9
93	Moog, Inc. Class A	29
43	Park Aerospace Corp.	1
37	VSE Corp.	8
		47
AUTOMOBILE COMPONENTS—1.5%
985	Adient PLC *	21
2,174	American Axle & Manufacturing Holdings, Inc. *	17
156	Dorman Products, Inc. *	19
260	Fox Factory Holding Corp. *	5
1,674	Garrett Motion, Inc. (Switzerland)	30
1,423	Goodyear Tire & Rubber Co. *	13
1,693	Holley, Inc. *	7
300	Motorcar Parts of America, Inc. *	4
335	Phinia, Inc.	24
201	Standard Motor Products, Inc.	8
		148
BANKS—12.7%
229	Amalgamated Financial Corp.	9
396	Ameris Bancorp	32
585	Atlantic Union Bankshares Corp.	23
366	Axos Financial, Inc. *	36
218	Bancorp, Inc. *	13
47	Bank First Corp.	7
87	Bank7 Corp.	4
477	BankUnited, Inc.	23
134	BayCom Corp.	4
264	Beacon Financial Corp.	7
997	Byline Bancorp, Inc.	32
152	California BanCorp	3
585	Camden National Corp.	28
184	Capital Bancorp, Inc.	6
165	Carter Bankshares, Inc. *	4
676	Cathay General Bancorp	35
28	ChoiceOne Financial Services, Inc.	1
213	City Holding Co.	26
208	CNB Financial Corp.	6
69	Coastal Financial Corp. *	7
106	Colony Bankcorp, Inc.	2
111	Community West Bancshares	3
339	ConnectOne Bancorp, Inc.	9
264	Dime Community Bancshares, Inc.	9
161	Eagle Bancorp, Inc.	4
475	Eastern Bankshares, Inc.	10
1,311	First BanCorp (Puerto Rico)	29
291	First Bank	5
1,046	First Financial Bancorp	30
799	First Financial Bankshares, Inc.	25
767	First Interstate BancSystem, Inc. Class A	27
121	First Western Financial, Inc. *	3
1,427	Fulton Financial Corp.	29
160	FVCBankcorp, Inc.	2
104	Greene County Bancorp, Inc.	2
527	Hancock Whitney Corp.	36
301	HBT Financial, Inc.	8
75	Home Bancorp, Inc.	4
1,399	Home BancShares, Inc.	40
542	International Bancshares Corp.	38
117	John Marshall Bancorp, Inc.	2
103	Lakeland Financial Corp.	6

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
134	LINKBANCORP, Inc.	$1
156	Live Oak Bancshares, Inc.	6
162	Metrocity Bankshares, Inc.	5
128	Metropolitan Bank Holding Corp.	12
321	Midland States Bancorp, Inc.	7
556	National Bank Holdings Corp. Class A	22
44	National Bankshares, Inc.	2
614	NBT Bancorp, Inc.	27
121	Nicolet Bankshares, Inc.	18
46	Norwood Financial Corp.	1
86	Oak Valley Bancorp	3
506	OceanFirst Financial Corp.	9
1,724	Old National Bancorp	42
79	Orange County Bancorp, Inc.	2
154	Park National Corp.	25
173	PCB Bancorp	4
281	Peoples Bancorp, Inc.	9
93	Peoples Financial Services Corp.	5
116	Preferred Bank	10
93	QCR Holdings, Inc.	8
131	RBB Bancorp	3
49	Red River Bancshares, Inc.	4
253	ServisFirst Bancshares, Inc.	21
90	SmartFinancial, Inc.	4
831	Southside Bancshares, Inc.	27
637	Stellar Bancorp, Inc.	24
314	Stock Yards Bancorp, Inc.	21
841	Towne Bank	29
83	Triumph Financial, Inc. *	5
173	TrustCo Bank Corp.	8
267	UMB Financial Corp.	34
911	United Bankshares, Inc.	39
891	United Community Banks, Inc.	31
134	Unity Bancorp, Inc.	7
818	Univest Financial Corp.	27
2,825	Valley National Bancorp	35
58	Virginia National Bankshares Corp.	2
552	Westamerica BanCorp	28
551	WSFS Financial Corp.	36
		1,232
BEVERAGES—0.3%
225	MGP Ingredients, Inc.	6
619	National Beverage Corp. *	21
		27
BIOTECHNOLOGY—0.5%
216	ADMA Biologics, Inc. *	4
637	Alkermes PLC *	22
611	Catalyst Pharmaceuticals, Inc. *	15
286	Dynavax Technologies Corp. *	4
		45
BROADLINE RETAIL—0.3%
1,123	Kohl’s Corp.	19
747	Savers Value Village, Inc. *	8
		27
BUILDING PRODUCTS—1.8%
271	American Woodmark Corp. *	16
116	Apogee Enterprises, Inc.	4

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—Continued
197	AZZ, Inc.	$24
51	CSW Industrials, Inc.	14
276	Gibraltar Industries, Inc. *	14
290	Griffon Corp.	24
166	Insteel Industries, Inc.	6
82	Modine Manufacturing Co. *	15
343	UFP Industries, Inc.	35
425	Zurn Elkay Water Solutions Corp.	20
		172
CAPITAL MARKETS—2.5%
592	Artisan Partners Asset Management, Inc. Class A	26
263	Cohen & Steers, Inc.	17
592	DigitalBridge Group, Inc.	9
118	Donnelley Financial Solutions, Inc. *	6
697	Marex Group PLC (United Kingdom)	28
200	MarketWise, Inc.	3
179	Moelis & Co. Class A	13
498	Silvercrest Asset Management Group, Inc. Class A	7
782	StoneX Group, Inc. *	88
45	Value Line, Inc.	2
368	Victory Capital Holdings, Inc. Class A	26
139	Virtus Investment Partners, Inc.	23
		248
CHEMICALS—1.5%
291	AdvanSix, Inc.	5
106	Balchem Corp.	18
519	Cabot Corp.	38
760	Ecovyst, Inc. *	8
306	HB Fuller Co.	18
85	Innospec, Inc.	7
216	Koppers Holdings, Inc.	6
597	Kronos Worldwide, Inc.	3
888	LSB Industries, Inc. *	8
632	Orion SA (Germany)	4
56	Quaker Chemical Corp.	9
98	Sensient Technologies Corp.	9
80	Stepan Co.	5
1,337	Tronox Holdings PLC	8
384	Valhi, Inc.	5
		151
COMMERCIAL SERVICES & SUPPLIES—1.6%
591	ABM Industries, Inc.	27
2,605	ACCO Brands Corp.	10
471	BrightView Holdings, Inc. *	6
248	Brink’s Co.	32
112	Cimpress PLC (Ireland)*	9
52	CompX International, Inc.	1
216	Ennis, Inc.	4
1,260	GEO Group, Inc. *	20
57	Liquidity Services, Inc. *	2
373	MillerKnoll, Inc.	8
329	NL Industries, Inc.	2
1,109	Quad/Graphics, Inc.	7
75	UniFirst Corp.	16
1,198	Vestis Corp.	8
		152
COMMUNICATIONS EQUIPMENT—0.1%
91	Aviat Networks, Inc. *	2

COMMON STOCKS—Continued
Shares		Value
COMMUNICATIONS EQUIPMENT—Continued
431	Viavi Solutions, Inc. *	$10
		12
CONSTRUCTION & ENGINEERING—1.4%
257	Arcosa, Inc.	29
432	Concrete Pumping Holdings, Inc. *	3
58	Dycom Industries, Inc. *	21
337	Fluor Corp. *	16
42	IES Holdings, Inc. *	16
32	MYR Group, Inc. *	8
155	Primoris Services Corp.	23
57	Sterling Infrastructure, Inc. *	20
		136
CONSTRUCTION MATERIALS—0.2%
309	Knife River Corp. *	21
CONSUMER FINANCE—3.6%
294	Atlanticus Holdings Corp. *	15
594	Bread Financial Holdings, Inc.	43
894	Consumer Portfolio Services, Inc. *	8
174	Enova International, Inc. *	29
162	FirstCash Holdings, Inc.	28
522	LendingClub Corp. *	9
538	Medallion Financial Corp.	5
15,827	Navient Corp.	155
371	Nelnet, Inc. Class A	49
446	OppFi, Inc.	4
806	PRA Group, Inc. *	10
		355
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.7%
179	Chefs' Warehouse, Inc. *	11
605	Grocery Outlet Holding Corp. *	6
181	Natural Grocers by Vitamin Cottage, Inc.	5
123	PriceSmart, Inc.	18
311	Village Super Market, Inc. Class A	11
198	Weis Markets, Inc.	14
		65
CONTAINERS & PACKAGING—0.7%
384	Greif, Inc. Class A	27
292	Myers Industries, Inc.	6
1,722	O-I Glass, Inc. *	26
140	TriMas Corp.	5
		64
DISTRIBUTORS—0.1%
229	GigaCloud Technology, Inc. Class A (Hong Kong)*	9
DIVERSIFIED CONSUMER SERVICES—1.3%
165	Carriage Services, Inc.	7
263	European Wax Center, Inc. Class A*	1
281	Frontdoor, Inc. *	17
31	Graham Holdings Co. Class B	36
724	Laureate Education, Inc. *	25
1,287	Mister Car Wash, Inc. *	7
162	OneSpaWorld Holdings Ltd. (Bahamas)	3
294	Perdoceo Education Corp.	9
80	Strategic Education, Inc.	7
220	Stride, Inc. *	19
		131

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED REITS—1.0%
934	Alexander & Baldwin, Inc.	$19
265	Alpine Income Property Trust, Inc.	5
419	American Assets Trust, Inc.	8
1,279	Broadstone Net Lease, Inc.	24
277	CTO Realty Growth, Inc.	5
732	Essential Properties Realty Trust, Inc.	22
93	Gladstone Commercial Corp.	1
986	Global Net Lease, Inc.	9
		93
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
842	Cogent Communications Holdings, Inc.	20
75	IDT Corp. Class B	4
1,523	Liberty Latin America Ltd. Class C (Puerto Rico)*	12
1,137	Uniti Group, Inc.	9
		45
ELECTRIC UTILITIES—0.8%
89	MGE Energy, Inc.	7
279	Otter Tail Corp.	25
524	Portland General Electric Co.	26
405	TXNM Energy, Inc.	24
		82
ELECTRICAL EQUIPMENT—1.3%
269	Array Technologies, Inc. *	3
466	Atkore, Inc.	32
103	EnerSys	19
200	LSI Industries, Inc.	5
250	Nextpower, Inc. Class A*	29
28	Powell Industries, Inc.	13
60	Power Solutions International, Inc. *	4
37	Preformed Line Products Co.	9
739	Shoals Technologies Group, Inc. Class A*	7
198	Thermon Group Holdings, Inc. *	9
		130
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
66	Advanced Energy Industries, Inc.	17
83	Badger Meter, Inc.	12
36	Climb Global Solutions, Inc.	4
111	ePlus, Inc.	10
42	Fabrinet (Thailand)*	21
253	Insight Enterprises, Inc. *	21
44	OSI Systems, Inc. *	11
110	PC Connection, Inc.	6
87	Plexus Corp. *	17
63	Rogers Corp. *	6
187	Sanmina Corp. *	27
198	ScanSource, Inc. *	9
121	TTM Technologies, Inc. *	12
858	Vishay Intertechnology, Inc.	17
160	Vishay Precision Group, Inc. *	8
		198
ENERGY EQUIPMENT & SERVICES—2.8%
772	Archrock, Inc.	23
811	Atlas Energy Solutions, Inc.	10
3,533	Borr Drilling Ltd. (Mexico)*	17
142	Bristow Group, Inc. *	6
505	Core Laboratories, Inc.	10
419	Expro Group Holdings NV *	7

COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
188	Flowco Holdings, Inc. Class A	$4
654	Helmerich & Payne, Inc.	22
1,302	Liberty Energy, Inc.	32
265	Nabors Industries Ltd. *	18
843	Noble Corp. PLC	30
784	Ranger Energy Services, Inc. Class A	12
3,221	RPC, Inc.	21
343	Seadrill Ltd. (Norway)*	13
146	Solaris Energy Infrastructure, Inc.	8
254	Tidewater, Inc. *	16
441	Valaris Ltd. *	25
		274
ENTERTAINMENT—0.4%
734	Cinemark Holdings, Inc.	18
5,066	Playtika Holding Corp.	18
		36
FINANCIAL SERVICES—5.3%
879	Acacia Research Corp. *	3
203	Banco Latinoamericano de Comercio Exterior SA (Panama)	10
41	Cass Information Systems, Inc.	2
1,182	Enact Holdings, Inc.	47
639	Essent Group Ltd.	40
253	EVERTEC, Inc. (Puerto Rico)	8
216	Federal Agricultural Mortgage Corp. Class C	37
754	HA Sustainable Infrastructure Capital, Inc.	26
233	Jackson Financial, Inc. Class A	28
553	Merchants Bancorp	23
667	NMI Holdings, Inc. *	26
396	Onity Group, Inc. *	18
4,980	Pagseguro Digital Ltd. Class A (Brazil)	56
663	Paysafe Ltd. *	5
635	PennyMac Financial Services, Inc.	63
1,194	Priority Technology Holdings, Inc. *	7
1,288	Radian Group, Inc.	42
53	Sezzle, Inc. *	3
2,858	StoneCo Ltd. Class A (Brazil)*	46
334	SWK Holdings Corp.	6
712	Velocity Financial, Inc. *	14
135	Walker & Dunlop, Inc.	8
		518
FOOD PRODUCTS—1.0%
610	Cal-Maine Foods, Inc.	51
141	J&J Snack Foods Corp.	13
69	John B Sanfilippo & Son, Inc.	6
854	Mission Produce, Inc. *	11
723	Simply Good Foods Co. *	14
552	SunOpta, Inc. (Canada)*	3
142	Utz Brands, Inc.	1
60	Vital Farms, Inc. *	2
		101
GAS UTILITIES—1.2%
63	Chesapeake Utilities Corp.	8
491	New Jersey Resources Corp.	24
213	Northwest Natural Holding Co.	10
281	ONE Gas, Inc.	23
304	Southwest Gas Holdings, Inc.	25

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—Continued
365	Spire, Inc.	$31
		121
GROUND TRANSPORTATION—0.3%
186	ArcBest Corp.	17
255	Covenant Logistics Group, Inc.	6
365	Universal Logistics Holdings, Inc.	6
		29
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
129	Artivion, Inc. *	5
151	CONMED Corp.	6
1,273	Embecta Corp.	13
124	Haemonetics Corp. *	8
127	Integer Holdings Corp. *	11
64	iRadimed Corp.	6
225	Lantheus Holdings, Inc. *	15
55	LeMaitre Vascular, Inc.	5
146	Merit Medical Systems, Inc. *	12
11	UFP Technologies, Inc. *	3
30	Utah Medical Products, Inc.	2
287	Varex Imaging Corp. *	4
		90
HEALTH CARE PROVIDERS & SERVICES—2.4%
404	AMN Healthcare Services, Inc. *	9
1,562	Ardent Health, Inc. *	13
283	Astrana Health, Inc. *	6
17,811	Community Health Systems, Inc. *	57
769	Concentra Group Holdings Parent, Inc.	17
147	Ensign Group, Inc.	25
83	HealthEquity, Inc. *	7
53	National HealthCare Corp.	8
724	Option Care Health, Inc. *	25
271	PACS Group, Inc. *	9
191	Pennant Group, Inc. *	5
88	Progyny, Inc. *	2
1,609	Select Medical Holdings Corp.	24
1,458	Surgery Partners, Inc. *	22
61	U.S. Physical Therapy, Inc.	5
		234
HEALTH CARE REITS—0.3%
78	Global Medical REIT, Inc.	3
1,127	Sabra Health Care REIT, Inc.	21
234	Strawberry Fields REIT, Inc.	3
59	Universal Health Realty Income Trust	2
		29
HEALTH CARE TECHNOLOGY—0.0%
167	HealthStream, Inc.	4
HOTEL & RESORT REITS—1.2%
1,743	Apple Hospitality REIT, Inc.	20
1,374	Pebblebrook Hotel Trust	15
2,389	RLJ Lodging Trust	18
314	Ryman Hospitality Properties, Inc.	30
7,126	Service Properties Trust	14
814	Sunstone Hotel Investors, Inc.	7
594	Xenia Hotels & Resorts, Inc.	9
		113

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—3.3%
1,950	Bloomin' Brands, Inc.	$12
2,613	Brightstar Lottery PLC	38
99	Brinker International, Inc. *	16
91	Cracker Barrel Old Country Store, Inc.	3
759	Dave & Buster’s Entertainment, Inc. *	14
378	Dine Brands Global, Inc.	13
430	El Pollo Loco Holdings, Inc. *	4
139	First Watch Restaurant Group, Inc. *	2
366	Golden Entertainment, Inc.	10
659	Hilton Grand Vacations, Inc. *	30
365	Inspired Entertainment, Inc. *	3
568	Jack in the Box, Inc.	12
649	Life Time Group Holdings, Inc. *	19
441	Marriott Vacations Worldwide Corp.	24
77	Monarch Casino & Resort, Inc.	7
46	Nathan’s Famous, Inc.	5
191	Papa John’s International, Inc.	7
442	Portillo’s, Inc. Class A*	2
236	Pursuit Attractions & Hospitality, Inc. *	8
147	RCI Hospitality Holdings, Inc.	4
532	Red Rock Resorts, Inc. Class A	34
2,675	Sabre Corp. *	3
982	Super Group SGHC Ltd. (Guernsey)	9
1,577	Target Hospitality Corp. *	11
651	United Parks & Resorts, Inc. *	24
379	Xponential Fitness, Inc. Class A*	3
		317
HOUSEHOLD DURABLES—3.9%
406	Century Communities, Inc.	26
883	Cricut, Inc. Class A	4
1,011	Dream Finders Homes, Inc. Class A*	19
478	Green Brick Partners, Inc. *	33
163	Hovnanian Enterprises, Inc. Class A*	18
93	Installed Building Products, Inc.	27
746	KB Home	43
236	La-Z-Boy, Inc.	9
194	Legacy Housing Corp. *	4
300	M/I Homes, Inc. *	40
784	Meritage Homes Corp.	54
1,009	Taylor Morrison Home Corp. *	61
1,101	Tri Pointe Homes, Inc. *	37
		375
HOUSEHOLD PRODUCTS—0.4%
282	Central Garden & Pet Co. *	9
962	Energizer Holdings, Inc.	21
46	WD-40 Co.	11
		41
INDUSTRIAL REITS—0.3%
157	Innovative Industrial Properties, Inc.	8
200	One Liberty Properties, Inc.	4
268	Terreno Realty Corp.	16
		28
INSURANCE—2.7%
654	CNO Financial Group, Inc.	28
667	F&G Annuities & Life, Inc.	20
3,574	Genworth Financial, Inc. *	30
48	Greenlight Capital Re Ltd. Class A*	1
798	Hamilton Insurance Group Ltd. Class B (Bermuda)*	22

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
62	HCI Group, Inc.	$10
269	Heritage Insurance Holdings, Inc. *	7
113	Horace Mann Educators Corp.	5
9	Investors Title Co.	2
352	James River Group Holdings, Inc.	2
289	Mercury General Corp.	25
1,212	Octave Specialty Group, Inc. *	7
112	Palomar Holdings, Inc. *	14
256	ProAssurance Corp. *	6
344	Selective Insurance Group, Inc.	29
1,142	SiriusPoint Ltd. (Sweden)*	23
345	Skyward Specialty Insurance Group, Inc. *	16
94	Stewart Information Services Corp.	6
294	Tiptree, Inc.	5
		258
INTERACTIVE MEDIA & SERVICES—0.5%
73	Cargurus, Inc. *	2
460	Cars.com, Inc. *	5
4,873	Getty Images Holdings, Inc. *	7
169	Shutterstock, Inc.	3
441	TripAdvisor, Inc. *	6
583	Yelp, Inc. *	16
299	Ziff Davis, Inc. *	12
944	ZipRecruiter, Inc. Class A*	2
		53
IT SERVICES—0.2%
339	ASGN, Inc. *	18
579	Information Services Group, Inc.	3
		21
LEISURE PRODUCTS—0.8%
242	Acushnet Holdings Corp.	24
344	Escalade, Inc.	5
198	Malibu Boats, Inc. Class A*	6
441	Marine Products Corp.	4
340	MasterCraft Boat Holdings, Inc. *	7
471	Polaris, Inc.	30
605	Smith & Wesson Brands, Inc.	7
		83
LIFE SCIENCES TOOLS & SERVICES—0.1%
2,099	Maravai LifeSciences Holdings, Inc. Class A*	7
MACHINERY—3.2%
168	Aebi Schmidt Holding AG (Switzerland)	3
109	Alamo Group, Inc.	21
107	Albany International Corp. Class A	6
228	Blue Bird Corp. *	12
99	Chart Industries, Inc. *	21
437	Columbus McKinnon Corp.	9
179	Douglas Dynamics, Inc.	7
48	Enpro, Inc.	12
121	Gencor Industries, Inc. *	2
364	Greenbrier Cos., Inc.	18
143	Helios Technologies, Inc.	9
450	Hillman Solutions Corp. *	4
409	Hyster-Yale, Inc.	14
62	JBT Marel Corp.	10
44	Kadant, Inc.	14
48	Lindsay Corp.	6

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
202	Luxfer Holdings PLC (United Kingdom)	$3
84	Miller Industries, Inc.	3
585	Mueller Water Products, Inc. Class A	16
49	Omega Flex, Inc.	2
275	Tennant Co.	21
604	Terex Corp.	34
821	Titan International, Inc. *	8
780	Trinity Industries, Inc.	22
832	Wabash National Corp.	8
95	Watts Water Technologies, Inc. Class A	28
		313
MARINE TRANSPORTATION—0.7%
1,864	Costamare, Inc. (Monaco)	31
188	Matson, Inc.	30
631	Pangaea Logistics Solutions Ltd.	6
		67
MEDIA—2.8%
989	AMC Networks, Inc. Class A*	8
124	Cable One, Inc.	10
6,689	Gray Media, Inc.	30
93	Ibotta, Inc. Class A*	2
2,705	John Wiley & Sons, Inc. Class A	84
3,829	National CineMedia, Inc.	14
36,632	Optimum Communications, Inc. Class A*	56
144	Scholastic Corp.	5
920	Sinclair, Inc.	13
1,320	Stagwell, Inc. *	8
2,022	TEGNA, Inc.	39
745	USA TODAY Co., Inc. *	4
		273
METALS & MINING—1.6%
114	Alpha Metallurgical Resources, Inc. *	24
180	Caledonia Mining Corp. PLC (South Africa)	5
149	Century Aluminum Co. *	7
458	Commercial Metals Co.	35
870	Constellium SE *	19
1,423	Ferroglobe PLC	7
30	Kaiser Aluminum Corp.	4
64	Materion Corp.	9
208	Metallus, Inc. *	4
87	Olympic Steel, Inc.	4
370	Ramaco Resources, Inc. Class A*	7
825	SunCoke Energy, Inc.	6
204	Warrior Met Coal, Inc.	18
91	Worthington Steel, Inc.	4
		153
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—1.2%
445	Apollo Commercial Real Estate Finance, Inc.	5
368	Blackstone Mortgage Trust, Inc. Class A	7
212	Chicago Atlantic Real Estate Finance, Inc.	3
1,253	Chimera Investment Corp.	16
1,087	Ellington Financial, Inc.	14
1,540	Franklin BSP Realty Trust, Inc.	16
2,038	Ladder Capital Corp.	22
1,387	MFA Financial, Inc.	13
216	Nexpoint Real Estate Finance, Inc.	3

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
1,306	PennyMac Mortgage Investment Trust	$15
		114
MULTI-UTILITIES—0.8%
582	Avista Corp.	24
404	Black Hills Corp.	29
323	Northwestern Energy Group, Inc.	22
		75
OFFICE REITS—0.9%
2,115	Brandywine Realty Trust	6
743	COPT Defense Properties	23
1,351	Douglas Emmett, Inc.	14
240	Easterly Government Properties, Inc.	6
1,277	Empire State Realty Trust, Inc. Class A	8
1,194	Franklin Street Properties Corp.	1
289	Hudson Pacific Properties, Inc. *	3
316	Postal Realty Trust, Inc. Class A	6
521	SL Green Realty Corp.	23
		90
OIL, GAS & CONSUMABLE FUELS—8.2%
510	Ardmore Shipping Corp. (Ireland)	7
672	California Resources Corp.	36
380	Calumet, Inc. *	9
20	Centrus Energy Corp. Class A*	6
1,794	CNX Resources Corp. *	70
752	Comstock Resources, Inc. *	18
263	Core Natural Resources, Inc.	25
1,761	Crescent Energy Co. Class A	17
1,078	CVR Energy, Inc. *	24
370	Evolution Petroleum Corp.	1
411	Excelerate Energy, Inc. Class A	15
211	Golar LNG Ltd. (Cameroon)	9
827	Granite Ridge Resources, Inc.	4
128	Gulfport Energy Corp. *	26
3,458	HighPeak Energy, Inc.	16
596	International Seaways, Inc.	36
634	Kinetik Holdings, Inc.	26
10,158	Kosmos Energy Ltd. (Ghana)*	16
1,172	Magnolia Oil & Gas Corp. Class A	30
1,321	Murphy Oil Corp.	40
12,674	New Fortress Energy, Inc. *	17
1,605	Northern Oil & Gas, Inc.	40
586	Par Pacific Holdings, Inc. *	22
1,680	PBF Energy, Inc. Class A	56
1,318	Peabody Energy Corp.	46
16	PrimeEnergy Resources Corp. *	3
214	REX American Resources Corp. *	7
227	Riley Exploration Permian, Inc.	6
717	Scorpio Tankers, Inc. (Monaco)	46
2,480	SM Energy Co.	48
2,559	Teekay Corp. Ltd. (Bermuda)	26
450	Teekay Tankers Ltd. Class A (Canada)	29
1,530	VAALCO Energy, Inc.	8
136	Vitesse Energy, Inc.	3
2,524	W&T Offshore, Inc.	5
		793
PAPER & FOREST PRODUCTS—0.3%
190	Clearwater Paper Corp. *	3

COMMON STOCKS—Continued
Shares		Value
PAPER & FOREST PRODUCTS—Continued
475	Sylvamo Corp.	$23
		26
PASSENGER AIRLINES—0.3%
244	SkyWest, Inc. *	24
352	Sun Country Airlines Holdings, Inc. *	6
		30
PERSONAL CARE PRODUCTS—0.7%
419	Edgewell Personal Care Co.	8
1,611	Herbalife Ltd. *	28
242	Nature’s Sunshine Products, Inc. *	6
610	Nu Skin Enterprises, Inc. Class A	7
5,649	Olaplex Holdings, Inc. *	9
385	USANA Health Sciences, Inc. *	8
		66
PHARMACEUTICALS—0.7%
1,304	Amneal Pharmaceuticals, Inc. *	18
263	Amphastar Pharmaceuticals, Inc. *	7
171	Collegium Pharmaceutical, Inc. *	8
405	Innoviva, Inc. *	8
183	Pacira BioSciences, Inc. *	4
198	Phibro Animal Health Corp. Class A	8
221	Prestige Consumer Healthcare, Inc. *	14
608	SIGA Technologies, Inc.	4
		71
PROFESSIONAL SERVICES—1.5%
114	Barrett Business Services, Inc.	4
347	CBIZ, Inc. *	14
21	CRA International, Inc.	4
249	Exponent, Inc.	18
240	First Advantage Corp. *	3
165	HireQuest, Inc.	2
60	Huron Consulting Group, Inc. *	10
55	ICF International, Inc.	5
163	Insperity, Inc.	7
131	Kforce, Inc.	4
293	Maximus, Inc.	28
188	Mistras Group, Inc. *	3
144	RCM Technologies, Inc. *	3
426	TriNet Group, Inc.	26
1,180	TTEC Holdings, Inc. *	4
822	Verra Mobility Corp. *	16
		151
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
1,356	Cushman & Wakefield Ltd. *	22
52	FRP Holdings, Inc. *	1
640	Kennedy-Wilson Holdings, Inc.	7
498	RE/MAX Holdings, Inc. Class A*	4
123	St. Joe Co.	8
		42
RESIDENTIAL REITS—0.1%
90	BRT Apartments Corp.	1
87	Centerspace	6
441	Clipper Realty, Inc.	1
		8

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
RETAIL REITS—1.8%
733	Acadia Realty Trust	$15
392	Curbline Properties Corp.	9
184	Getty Realty Corp.	5
703	InvenTrust Properties Corp.	21
1,270	Kite Realty Group Trust	30
1,204	Macerich Co.	23
339	NETSTREIT Corp.	6
709	Phillips Edison & Co., Inc.	26
119	Saul Centers, Inc.	4
467	SITE Centers Corp.	3
625	Tanger, Inc.	20
458	Urban Edge Properties	9
176	Whitestone REIT	2
		173
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
192	Axcelis Technologies, Inc. *	17
107	FormFactor, Inc. *	8
198	Kulicke & Soffa Industries, Inc. (Singapore)	11
92	NVE Corp.	6
103	Rambus, Inc. *	12
94	Ultra Clean Holdings, Inc. *	4
193	Veeco Instruments, Inc. *	6
		64
SOFTWARE—1.3%
246	A10 Networks, Inc.	4
742	Adeia, Inc.	13
29	Commvault Systems, Inc. *	3
344	Consensus Cloud Solutions, Inc. *	7
15	Daily Journal Corp. *	9
337	eGain Corp. *	3
221	I3 Verticals, Inc. Class A*	5
72	InterDigital, Inc.	24
2,220	MARA Holdings, Inc. *	21
453	Mitek Systems, Inc. *	5
132	Progress Software Corp. *	5
140	Qualys, Inc. *	19
57	Red Violet, Inc.	3
690	Rimini Street, Inc. *	2
		123
SPECIALIZED REITS—0.2%
226	Farmland Partners, Inc.	3
854	Four Corners Property Trust, Inc.	21
		24
SPECIALTY RETAIL—3.8%
211	Abercrombie & Fitch Co. Class A*	21
643	Academy Sports & Outdoors, Inc.	35
780	American Eagle Outfitters, Inc.	18
93	America’s Car-Mart, Inc. *	2
741	Arhaus, Inc. *	7
1,334	Arko Corp.	7
218	Asbury Automotive Group, Inc. *	51
67	Boot Barn Holdings, Inc. *	12
95	Build-A-Bear Workshop, Inc.	6
527	Caleres, Inc.	6
1,106	Camping World Holdings, Inc. Class A	15
1,234	Designer Brands, Inc. Class A	8
126	Group 1 Automotive, Inc.	45
208	Haverty Furniture Cos., Inc.	5

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
106	J Jill, Inc.	$2
367	MarineMax, Inc. *	10
256	Monro, Inc.	5
125	Revolve Group, Inc. *	3
1,422	Sally Beauty Holdings, Inc. *	22
141	Shoe Carnival, Inc.	3
260	Signet Jewelers Ltd.	24
311	Sonic Automotive, Inc. Class A	19
1,148	Torrid Holdings, Inc. *	1
355	Urban Outfitters, Inc. *	25
301	Victoria’s Secret & Co. *	16
		368
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
131	CPI Card Group, Inc. *	2
1,039	Diebold Nixdorf, Inc. *	72
952	Eastman Kodak Co. *	7
349	Immersion Corp.	2
		83
TEXTILES, APPAREL & LUXURY GOODS—0.4%
454	Figs, Inc. Class A*	5
291	Kontoor Brands, Inc.	17
283	Movado Group, Inc.	7
198	Oxford Industries, Inc.	7
122	Rocky Brands, Inc.	4
		40
TRADING COMPANIES & DISTRIBUTORS—1.9%
111	BlueLinx Holdings, Inc. *	8
331	Boise Cascade Co.	27
1,290	Custom Truck One Source, Inc. *	8
65	DXP Enterprises, Inc. *	8
202	GATX Corp.	37
168	Global Industrial Co.	5
207	Herc Holdings, Inc.	30
655	Hudson Technologies, Inc. *	5
107	Karat Packaging, Inc.	2
498	Rush Enterprises, Inc. Class A	32
226	Titan Machinery, Inc. *	4
88	Willis Lease Finance Corp.	16
		182
WATER UTILITIES—0.3%
225	California Water Service Group	10
106	Global Water Resources, Inc.	1
183	H2O America	9
243	Pure Cycle Corp. *	3
114	York Water Co.	4
		27
WIRELESS TELECOMMUNICATION SERVICES—0.1%
481	Gogo, Inc. *	2

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
142	Telephone & Data Systems, Inc.	$7
		9
TOTAL COMMON STOCKS (Cost $9,223)		9,687
TOTAL INVESTMENTS—99.7% (Cost $9,223)		9,687
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		32
TOTAL NET ASSETS—100%		$9,719

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Short-Term Investments—91.2%
Principal Amount		Value
U.S. TREASURY BILLS—91.2%
	U.S. Treasury Bills
$322,269	3.486%—06/18/2026†	$317,965
320,577	3.489%—07/16/2026†	315,429
101,751	3.545%—04/09/2026†	101,084
226,051	3.561%—05/07/2026†	223,950
392,420	3.673%—03/12/2026-04/09/2026†	390,333
69,287	3.682%—05/07/2026†	68,643
46,771	3.689%—03/12/2026†	46,592
215,754	3.703%—02/12/2026†	215,539
TOTAL SHORT-TERM INVESTMENTS (Cost $1,679,406)		1,679,535
TOTAL INVESTMENTS—91.2% (Cost $1,679,406)		1,679,535
CASH AND OTHER ASSETS, LESS LIABILITIES—8.8%		161,885
TOTAL NET ASSETS—100%		$1,841,420

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	0.120%	Pay	Quantix Commodity Index	02/27/2026	Monthly	$875,290	$(3)	$—	$(3)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	02/27/2026	Monthly	965,495	(4)	—	(4)
Total Over-the-Counter Excess Return Swaps							$(7)	$—	$(7)
FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†
Coupon represents yield to maturity
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—11.1%
Principal Amount		Value
$250	Apidos CLO XXXV Series 2021-35A Cl. A 4.979% (3 Month USD Term SOFR + 1.312%) 04/20/2034[1,2]	$250
125	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Cl. A 5.230%—12/20/2030[1]	129
250	CIFC Funding Ltd. Series 2024-3A Cl. A1 5.150% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	251
88	Compass Datacenters Issuer III LLC Series 2025-3A Cl. A2 5.286%—07/25/2050[1]	88
144	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	137
149	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	142
203	Elmwood CLO I Ltd. Series 2019-1A Cl. A1R3 0.000%—04/20/2037[1,2]	203 [x]
250	GoldenTree Loan Management U.S. CLO 1 Ltd. Series 2017-1A Cl. A1R3 4.638% (3 Month USD Term SOFR + 0.970%) 04/20/2034[1,2]	250
177	Golub Capital Partners CLO 58B-R Ltd. Series 2021-58A Cl. A1R 4.948% (3 Month USD Term SOFR + 1.280%) 10/25/2037[1,2]	177
83	Jersey Mike’s Funding LLC Series 2024-1A Cl. A2 5.636%—02/15/2055[1]	85
70	Kinetic ABS Issuer LLC Series 2026-1A Cl. A2 5.219%—02/25/2056[1]	70
101	MetroNet Infrastructure Issuer LLC Series 2025-4A Cl. A2 5.163%—12/20/2055[1]	102
235	Planet Fitness Master Issuer LLC Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	226
100	Progress Residential Trust Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	95
122	QTS Issuer ABS I LLC Series 2025-1A Cl. A2 5.439%—05/25/2055[1]	123
146	Sabey Data Center Issuer LLC Series 2025-2 Cl. A2 5.966%—04/20/2050[1]	150
	SBA Small Business Investment Cos.
115	Series 2023-10A Cl. 1 5.168%—03/10/2033	118
118	Series 2023-10B Cl. 1 5.688%—09/10/2033	123
		241

Asset-Backed Securities—Continued
Principal Amount		Value
	Subway Funding LLC
$164	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	$166
73	Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	75
		241
147	Taco Bell Funding LLC Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	137
	Tricon Residential Trust
100	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	100
147	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	147
		247
	U.S. Small Business Administration
110	Series 2017-20I Cl. 1 2.590%—09/01/2037	102
63	Series 2010-20G Cl. 1 3.800%—07/01/2030	62
112	Series 2024-25E Cl. 1 5.240%—05/01/2049	114
122	Series 2024-25D Cl. 1 5.380%—04/01/2049	125
		403
	Uniti Fiber ABS Issuer LLC
84	Series 2025-2A Cl. A2 5.177%—01/20/2056[1]	84
25	Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	26
		110
187	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	183
187	Wendy’s Funding LLC Series 2025-1A Cl. A2I 5.422%—12/15/2055[1]	188
Total Asset-Backed Securities (Cost $4,135)		4,228

Collateralized Mortgage Obligations—12.8%

	Bank
165	Series 2020-BN30 Cl. A4 1.925%—12/15/2053	146
102	Series 2021-BN33 Cl. A3 2.021%—05/15/2064	96
		242
137	Barclays Commercial Mortgage Trust Series 2019-C3 Cl. A3 3.319%—05/15/2052	133
99	BBCMS Mortgage Trust Series 2022-C15 Cl. A5 3.662%—04/15/2055[2]	92
	Benchmark Mortgage Trust
150	Series 2020-B22 Cl. ASB 1.731%—01/15/2054	142
107	Series 2021-B28 Cl. A3 2.073%—08/15/2054	98

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$169	Series 2021-B28 Cl. A5 2.224%—08/15/2054	$150
122	Series 2019-B15 Cl. A5 2.928%—12/15/2072	115
157	Series 2019-B10 Cl. A4 3.717%—03/15/2062	154
126	Series 2025-V14 Cl. A4 5.660%—04/15/2057	132
		791
110	BFLD Commercial Mortgage Trust Series 2025-5MW Cl. A 4.674%—10/10/2042[1,2]	110
100	BFLD Trust Series 2025-FPM Cl. A 5.178%—10/10/2040[1,2]	102
150	BMO Mortgage Trust Series 2024-5C4 Cl. A3 6.526%—05/15/2057[2]	159
106	BSTN Commercial Mortgage Trust Series 2025-1C Cl. A 5.548%—06/15/2044[1,2]	109
	BX Commercial Mortgage Trust
90	Series 2024-XL5 Cl. A 5.072% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	90
93	Series 2024-XL4 Cl. A 5.122% (1 Month USD Term SOFR + 1.442%) 02/15/2039[1,2]	93
		183
125	BX Trust Series 2024-BIO Cl. A 5.322% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	125
100	CENT Series 2025-CITY Cl. A 4.920%—07/10/2040[1,2]	102
66	Chase Home Lending Mortgage Trust Series 2025-9 Cl. A4A 5.500%—06/25/2056[1,2]	67
	Citigroup Mortgage Loan Trust, Inc.
93	Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	94
83	Series 2025-3 Cl. A11 5.500%—06/25/2055[1,2]	84
		178
49	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,2]	50
100	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.274%—10/10/2041[1,2]	102
154	GS Mortgage Securities Corp. Trust Series 2023-SHIP Cl. A 4.322%—09/10/2038[1,2]	154
	GS Mortgage-Backed Securities Trust
185	Series 2025-PJ11 Cl. A4 5.500%—05/25/2056[1,2]	187
51	Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	52
		239

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$100	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.797%—10/05/2039[1,2]	$102
	JP Morgan Mortgage Trust
168	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	159
103	Series 2021-6 Cl. A12 5.000%—10/25/2051[1,2]	102
151	Series 2025-7MPR Cl. A1D 5.324%—02/25/2056[1,3]	151
91	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	91
71	Series 2025-5MPR Cl. A1D 5.500%—11/25/2055[1,3]	71
161	Series 2025-8 Cl. A4A 5.500%—02/25/2056[1,2]	162
180	Series 2025-11 Cl. A4 5.500%—05/25/2056[1,2]	181
61	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	62
14	Series 2024-6 Cl. A6 6.000%—12/25/2054[1,2]	14
		993
132	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 5.570% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	132
100	NYC Commercial Mortgage Trust Series 2025-28L Cl. A 4.668%—11/05/2038[1,2]	101
	Sequoia Mortgage Trust
110	Series 2025-5 Cl. A5 5.500%—06/25/2055[1,2]	111
108	Series 2025-7 Cl. A11 5.500%—08/25/2055[1,2]	108
50	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	50
66	Series 2024-6 Cl. A5 6.000%—07/27/2054[1,2]	67
29	Series 2024-7 Cl. A11 6.000%—08/25/2054[1,2]	29
		365
100	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.123% (1 Month USD Term SOFR + 1.443%) 02/15/2042[1,2]	99
69	Towd Point Mortgage Trust Series 2018-3 Cl. A1 3.750%—05/25/2058[1,2]	68
104	WHARF Commercial Mortgage Trust Series 2025-DC Cl. A 5.528%—07/15/2040[1,2]	107
Total Collateralized Mortgage Obligations (Cost $4,829)		4,905

Corporate Bonds & Notes—30.8%

AEROSPACE & DEFENSE—0.6%
112	Embraer Netherlands Finance BV 5.980%—02/11/2035	119

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
AEROSPACE & DEFENSE—Continued
$99	Hexcel Corp. 5.875%—02/26/2035	$104
		223
AUTO COMPONENTS—0.4%
171	Aptiv Swiss Holdings Ltd. 4.150%—05/01/2052	132
AUTOMOBILE COMPONENTS—0.2%
72	American Axle & Manufacturing, Inc. 6.375%—10/15/2032[1]	74
AUTOMOBILES—0.8%
200	Ford Motor Credit Co. LLC 6.125%—03/08/2034	204
111	General Motors Financial Co., Inc. 5.750%—02/08/2031	117
		321
BANKS—1.9%
200	Barclays PLC 6.490%—09/13/2029[4]	211
83	Citigroup, Inc. 4.952%—05/07/2031[4]	85
200	ING Groep NV 6.114%—09/11/2034[4]	216
200	Lloyds Banking Group PLC 6.068%—06/13/2036[4]	210
		722
BEVERAGES—0.6%
200	Diageo Investment Corp. 5.625%—04/15/2035	211
BUILDING PRODUCTS—0.3%
112	Standard Building Solutions, Inc. 5.875%—03/15/2034[1]	112
CAPITAL MARKETS—3.9%
134	Blackstone Holdings Finance Co. LLC 6.200%—04/22/2033[1]	145
67	Blue Owl Capital Corp. 2.875%—06/11/2028	64
100	Blue Owl Credit Income Corp. 6.600%—09/15/2029	103
	Brookfield Finance, Inc.
132	2.724%—04/15/2031	121
165	6.300%—01/15/2055[4]	164
		285
107	Golub Capital BDC, Inc. 7.050%—12/05/2028	113
101	Golub Capital Private Credit Fund 5.800%—09/12/2029	102
84	Hercules Capital, Inc. 6.000%—06/16/2030	85
152	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	149
65	Main Street Capital Corp. 6.950%—03/01/2029	68
45	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	44

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Sixth Street Lending Partners
$50	5.750%—01/15/2030	$51
86	6.500%—03/11/2029	89
		140
200	UBS Group AG 2.746%—02/11/2033[1,4]	179
		1,477
CHEMICALS—0.2%
65	LYB International Finance III LLC 5.125%—01/15/2031	65
COMMERCIAL SERVICES & SUPPLIES—0.7%
84	ADT Security Corp. 5.875%—10/15/2033[1]	85
184	Triton Container International Ltd./TAL International Container Corp. 3.250%—03/15/2032	168
		253
COMMUNICATIONS EQUIPMENT—0.3%
121	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	122
CONSTRUCTION MATERIALS—0.2%
75	Standard Industries, Inc. 4.375%—07/15/2030[1]	72
CONTAINERS & PACKAGING—0.5%
180	Sonoco Products Co. 4.600%—09/01/2029	182
DIVERSIFIED FINANCIAL SERVICES—3.2%
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	153
107	Air Lease Corp. 1.875%—08/15/2026	106
77	Aircastle Ltd. 5.950%—02/15/2029[1]	80
250	Atlas Warehouse Lending Co. LP 6.050%—01/15/2028[1]	258
137	Capital One Financial Corp. 5.884%—07/26/2035[4]	143
250	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	248
147	GGAM Finance Ltd. 5.875%—03/15/2030[1]	150
88	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	89
		1,227
DIVERSIFIED REITS—0.5%
	SBA Tower Trust
100	1.631%—05/15/2051[1]	98
102	6.599%—11/15/2052[1]	104
		202
ELECTRIC UTILITIES—2.3%
105	Berkshire Hathaway Energy Co. 6.125%—04/01/2036	114

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
$158	CMS Energy Corp. 3.750%—12/01/2050[4]	$146
58	Dominion Energy, Inc. 6.875%—02/01/2055[4]	61
182	Exelon Corp. 4.450%—04/15/2046	153
79	National Rural Utilities Cooperative Finance Corp. 7.125%—09/15/2053[4]	83
125	New England Power Co. 5.936%—11/25/2052[1]	126
83	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[4]	86
118	NRG Energy, Inc. 6.000%—01/15/2036[1]	119
		888
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.9%
153	COPT Defense Properties LP 2.000%—01/15/2029	144
	EPR Properties
141	4.500%—06/01/2027	142
110	4.750%—11/15/2030	109
		251
73	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	71
141	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%—08/01/2030	145
99	VICI Properties LP 5.750%—04/01/2034	102
		713
FINANCIAL SERVICES—0.8%
87	Charles Schwab Corp. 5.853%—05/19/2034[4]	93
70	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	74
149	Navient Corp. 4.875%—03/15/2028	146
		313
HEALTH CARE PROVIDERS & SERVICES—1.3%
110	Centene Corp. 2.450%—07/15/2028	104
136	CVS Pass-Through Trust 5.926%—01/10/2034[1]	140
120	DaVita, Inc. 6.750%—07/15/2033[1]	123
117	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	117
		484
INDUSTRIAL CONGLOMERATES—0.5%
200	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	207
INSURANCE—2.2%
175	Brown & Brown, Inc. 5.250%—06/23/2032	179
53	Corebridge Financial, Inc. 6.875%—12/01/2030[4]	55

Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—Continued
$170	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	$176
	Global Atlantic Fin Co.
170	3.125%—06/15/2031[1]	153
82	7.950%—06/15/2033[1]	94
		247
211	SBL Holdings, Inc. 5.000%—02/18/2031[1]	197
		854
INTERNET & CATALOG RETAIL—0.5%
184	Beignet Investor LLC 6.581%—05/30/2049[1]	192
IT SERVICES—0.5%
65	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	64
65	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	68
75	Genpact U.K. Finco PLC/Genpact USA, Inc. 4.950%—11/18/2030	75
		207
MACHINERY—0.2%
89	Terex Corp. 6.250%—10/15/2032[1]	91
MEDIA—0.3%
118	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	122
MULTI-UTILITIES—0.2%
91	WEC Energy Group, Inc. 5.625%—05/15/2056[4]	92
OIL, GAS & CONSUMABLE FUELS—1.7%
	Columbia Pipelines Operating Co. LLC
23	5.962%—02/15/2055[1]	23
111	6.036%—11/15/2033[1]	119
		142
	ConocoPhillips Co.
17	5.500%—01/15/2055	16
44	5.550%—03/15/2054	43
		59
68	Enbridge, Inc. 5.750%—07/15/2080[4]	69
88	Florida Gas Transmission Co. LLC 5.750%—07/15/2035[1]	91
58	Gulfstream Natural Gas System LLC 5.600%—07/23/2035[1]	59
142	Kinder Morgan, Inc. 5.850%—06/01/2035	150
116	Occidental Petroleum Corp. 0.000%—10/10/2036[5]	70
		640
PASSENGER AIRLINES—0.4%
36	Delta Air Lines Pass-Through Trust 2.000%—12/10/2029	35

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PASSENGER AIRLINES—Continued
$141	United Airlines Pass-Through Trust 2.700%—11/01/2033	$131
		166
PERSONAL CARE PRODUCTS—0.3%
112	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600%—01/15/2031[1]	113
PHARMACEUTICALS—0.1%
30	Teva Pharmaceutical Finance Netherlands III BV 3.150%—10/01/2026	30
PROFESSIONAL SERVICES—0.5%
121	KBR, Inc. 4.750%—09/30/2028[1]	120
83	Verisk Analytics, Inc. 5.250%—03/15/2035	84
		204
ROAD & RAIL—0.2%
71	Norfolk Southern Corp. 4.050%—08/15/2052	55
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
133	Broadcom, Inc. 4.000%—04/15/2029[1]	132
61	KLA Corp. 5.650%—11/01/2034	65
		197
SOFTWARE—0.7%
145	Oracle Corp. 3.600%—04/01/2040	107
172	VMware LLC 1.400%—08/15/2026	170
		277
SPECIALTY RETAIL—0.7%
67	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	65
133	Lithia Motors, Inc. 3.875%—06/01/2029[1]	129
34	Macy’s Retail Holdings LLC 7.375%—08/01/2033[1]	36
40	Wayfair LLC 7.250%—10/31/2029[1]	42
		272
TRADING COMPANIES & DISTRIBUTORS—0.5%
200	Ferguson Finance PLC 4.650%—04/20/2032[1]	199
WIRELESS TELECOMMUNICATION SERVICES—0.2%
58	Rogers Communications, Inc. 7.500%—08/15/2038	67
Total Corporate Bonds & Notes (Cost $11,469)		11,778

Mortgage Pass-Through—25.2%
Principal Amount		Value
	Federal Home Loan Mortgage Corp.
$263	2.000%—12/01/2051	$214
811	2.500%—02/01/2035-04/01/2052	706
698	3.000%—12/01/2046-07/01/2051	633
294	3.500%—05/01/2033-05/01/2035	290
355	4.000%—06/01/2048-09/01/2050	346
644	4.500%—01/01/2049-05/01/2053	640
260	5.000%—04/01/2053-01/01/2055	262
554	5.500%—09/01/2053-03/01/2054	571
		3,662
	Federal Home Loan Mortgage Corp. REMICS
207	Series 5035 Cl. IJ 2.000%—02/25/2050	25
306	Series 5462 2.000%—05/25/2037	20
284	Series 5347 Cl. AS 2.833% (30 day USD Average SOFR + 6.530%) 10/25/2053[2]	21
298	Series 5013 Cl. ID 3.000%—09/25/2050	40
257	Series 5158 Cl. BI 3.000%—05/25/2035	20
138	Series 4733 Cl. EI 5.000%—07/15/2041	19
		145
	Federal Home Loan Mortgage Corp. STRIPS
403	Series 414 Cl. C1 1.500%—03/25/2037	22
301	Series 400 Cl. C14 2.000%—07/25/2037	21
463	Series 414 Cl. C2 2.000%—04/25/2037	32
258	Series 414 Cl. C6 4.000%—04/25/2039	33
		108
	Federal National Mortgage Association
307	2.000%—04/01/2051	251
1,611	2.500%—08/01/2035-04/01/2052	1,418
681	3.500%—10/01/2047-04/01/2050	638
794	4.000%—12/01/2047-02/01/2055	770
390	4.500%—07/01/2048-03/01/2050	387
878	5.000%—07/01/2052-09/01/2052	893
		4,357
	Federal National Mortgage Association Interest STRIPS
430	Series 427 Cl. C55 1.500%—02/25/2037	24
455	Series 429 Cl. C11 1.500%—03/25/2038	22
457	Series 433 Cl. C3 2.000%—08/25/2037	33
371	Series 444 Cl. C2 2.000%—10/25/2037	21
198	Series 435 Cl. C4 3.000%—10/25/2037	14
104	Series 435 Cl. C20 5.000%—05/25/2053	19
		133

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
	Federal National Mortgage Association REMICS
$787	Series 2021-67 Cl. AI 0.845%—10/25/2051[2]	$46
414	Series 2020-81 Cl. AI 1.500%—11/25/2035	22
		68
	Government National Mortgage Association
145	2.000%—02/20/2052	120
489	2.500%—09/20/2051	424
126	4.500%—08/20/2048	125
194	5.000%—10/20/2053	194
173	5.500%—05/20/2053	176
		1,039
	Government National Mortgage Association REMICS
437	Series 2019-35 Cl. SE 2.358% (1 Month USD Term SOFR + 6.036%) 01/16/2044[2]	23
167	Series 2021-137 Cl. NI 3.000%—08/20/2051	24
202	Series 2018-72 Cl. IC 4.000%—05/20/2045	34
119	Series 2020-146 Cl. IG 5.500%—09/20/2046	20
40	Series 2024-107 6.500%—06/20/2054	7
		108
Total Mortgage Pass-Through (Cost $9,378)		9,620

Municipal Bonds—0.3%
Principal Amount		Value
(Cost $112)
$112	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	$116

U.S. Government Obligations—18.3%

	U.S. Treasury Bonds
1,913	4.500%—02/15/2044	1,844
4,124	4.625%—11/15/2044-02/15/2055	3,983
104	4.750%—08/15/2055	102
		5,929
	U.S. Treasury Notes
182	3.500%—11/30/2030	180
704	4.000%—05/31/2030-11/15/2035	692
179	4.250%—05/15/2035	179
		1,051
Total U.S. Government Obligations (Cost $6,999)		6,980
TOTAL INVESTMENTS—98.5% (Cost $36,922)		37,627
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		555
TOTAL NET ASSETS—100.0%		$38,182

FAIR VALUE MEASUREMENTS
As of January 31, 2026, the investment in Elmwood CLO I Ltd. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $12,038 or 32% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of January 31, 2026.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Zero coupon bond
CLO
Collateralized Loan Obligation
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.2%
Shares		Value
BANKS—15.7%
151,039	Banco Bilbao Vizcaya Argentaria SA ADR (Spain)[1]	$3,839
107,923	Bank of America Corp.	5,742
24,992	Citigroup, Inc.	2,892
173,948	KeyCorp	3,743
16,746	M&T Bank Corp.	3,710
289,103	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	5,218
256,814	Sumitomo Mitsui Financial Group, Inc. ADR (Japan)[1]	5,391
49,227	Wells Fargo & Co.	4,455
		34,990
BEVERAGES—2.5%
75,124	Coca-Cola Co.	5,620
BIOTECHNOLOGY—4.2%
14,134	AbbVie, Inc.	3,152
9,571	Amgen, Inc.	3,272
20,678	Gilead Sciences, Inc.	2,935
		9,359
BUILDING PRODUCTS—1.5%
7,933	Trane Technologies PLC	3,336
CAPITAL MARKETS—1.7%
3,970	Goldman Sachs Group, Inc.	3,714
COMMERCIAL SERVICES & SUPPLIES—3.6%
23,826	Cintas Corp.	4,560
56,275	Rollins, Inc.	3,564
		8,124
CONSUMER FINANCE—1.3%
16,715	FirstCash Holdings, Inc.	2,850
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.1%
40,159	Walmart, Inc.	4,785
ELECTRIC UTILITIES—2.5%
63,042	NextEra Energy, Inc.	5,541
ELECTRICAL EQUIPMENT—3.1%
20,710	Regal Rexnord Corp.	3,345
8,405	Rockwell Automation, Inc.	3,544
		6,889
ENERGY EQUIPMENT & SERVICES—2.7%
78,145	Halliburton Co.	2,620
69,083	SLB Ltd.	3,342
		5,962
FOOD PRODUCTS—1.4%
16,370	Hershey Co.	3,188
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
33,869	Medtronic PLC	3,487
HEALTH CARE PROVIDERS & SERVICES—3.9%
10,106	Cardinal Health, Inc.	2,172
9,444	Cencora, Inc.	3,392

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
3,874	McKesson Corp.	$3,220
		8,784
HOTELS, RESTAURANTS & LEISURE—2.5%
9,380	Expedia Group, Inc.	2,484
10,138	McDonald’s Corp.	3,194
		5,678
MACHINERY—9.1%
8,660	Cummins, Inc.	5,013
11,113	ITT, Inc.	2,026
70,753	Mueller Industries, Inc.	9,632
4,002	Parker-Hannifin Corp.	3,745
		20,416
METALS & MINING—1.6%
18,531	Southern Copper Corp. (Peru)	3,527
MULTI-UTILITIES—0.9%
34,245	Dominion Energy, Inc.	2,061
OIL, GAS & CONSUMABLE FUELS—3.2%
104,488	Williams Cos., Inc.	7,028
PHARMACEUTICALS—8.0%
7,526	Eli Lilly & Co.	7,806
18,824	Johnson & Johnson	4,278
28,077	Merck & Co., Inc.	3,096
103,609	Pfizer, Inc.	2,739
		17,919
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.2%
40,917	Broadcom, Inc.	13,556
36,259	NVIDIA Corp.	6,930
		20,486
SOFTWARE—3.3%
17,250	Microsoft Corp.	7,422
SPECIALTY RETAIL—3.2%
8,093	Home Depot, Inc.	3,031
27,287	TJX Cos., Inc.	4,088
		7,119
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.7%
40,790	Apple, Inc.	10,584
TEXTILES, APPAREL & LUXURY GOODS—2.7%
46,741	Tapestry, Inc.	5,932
TOTAL COMMON STOCKS (Cost $159,058)		214,801
TOTAL INVESTMENTS—96.2% (Cost $159,058)		214,801
CASH AND OTHER ASSETS, LESS LIABILITIES—3.8%		8,432
TOTAL NET ASSETS—100%		$223,233

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Emerging Markets Equity ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.5%
Shares		Value
AUTOMOBILES—1.5%
8,700	BYD Co. Ltd. Class H (China)	$109
BANKS—19.9%
29,233	Banco Bradesco SA ADR (Brazil)[1]	118
481,500	Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	109
3,830	Grupo Cibest SA ADR (Colombia)[1]	313
13,000	Grupo Financiero Banorte SAB de CV Class O (Mexico)	147
3,462	HDFC Bank Ltd. ADR (India)[1]	112
4,530	ICICI Bank Ltd. ADR (India)[1]	133
69,000	Industrial & Commercial Bank of China Ltd. Class H (China)	57
14,336	Itau Unibanco Holding SA ADR (Brazil)[1]	123
16,500	Kasikornbank PCL (Thailand)	99
3,649	Komercni Banka AS (Czech Republic)	221
		1,432
BEVERAGES—2.0%
50,300	Ambev SA (Brazil)	142
CAPITAL MARKETS—3.7%
27,348	Ninety One Ltd. (South Africa)	93
8,802	XP, Inc. Class A (Brazil)	172
		265
CHEMICALS—2.6%
29,000	PTT Global Chemical PCL (Thailand)	23
2,162	Sociedad Quimica y Minera de Chile SA ADR (Chile)*,1	166
		189
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
26,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	182
FINANCIAL SERVICES—2.3%
28,943	FirstRand Ltd. (South Africa)	166
FOOD PRODUCTS—2.2%
186,000	Indofood Sukses Makmur Tbk. PT (Indonesia)	76
37,000	Uni-President Enterprises Corp. (Taiwan)	84
		160
HEALTH CARE PROVIDERS & SERVICES—1.4%
36,800	Sinopharm Group Co. Ltd. Class H (China)	98
HOTELS, RESTAURANTS & LEISURE—3.7%
98,000	TravelSky Technology Ltd. Class H (China)	133
2,650	Yum China Holdings, Inc. (China)	131
		264
INDUSTRIAL CONGLOMERATES—1.1%
499	CJ Corp. (South Korea)	75
INTERACTIVE MEDIA & SERVICES—6.7%
1,003	Baidu, Inc. ADR (China)*,1	153

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
4,200	Tencent Holdings Ltd. (China)	$326
		479
MACHINERY—2.1%
45,000	Weichai Power Co. Ltd. Class H (China)	153
METALS & MINING—4.2%
50,000	Jiangxi Copper Co. Ltd. Class H (China)	304
OIL, GAS & CONSUMABLE FUELS—3.0%
88,565	Ecopetrol SA (Colombia)	55
4,523	Petroleo Brasileiro SA - Petrobras ADR (Brazil)[1]	69
23,300	PTT Exploration & Production PCL (Thailand)	91
		215
PERSONAL CARE PRODUCTS—2.8%
1,415	Cosmax, Inc. (South Korea)*	199
PHARMACEUTICALS—1.0%
27,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (China)	71
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
23,600	Poly Property Services Co. Ltd. Class H (China)	103
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—22.2%
38,000	ASE Technology Holding Co. Ltd. (Taiwan)	359
6,000	MediaTek, Inc. (Taiwan)	336
16,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	902
		1,597
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.9%
30,000	Micro-Star International Co. Ltd. (Taiwan)	86
3,670	Samsung Electronics Co. Ltd. (South Korea)	409
		495
TEXTILES, APPAREL & LUXURY GOODS—2.2%
14,000	Feng TAY Enterprise Co. Ltd. (Taiwan)	43
14,300	Shenzhou International Group Holdings Ltd. (China)	114
		157
TRADING COMPANIES & DISTRIBUTORS—2.1%
14,500	BOC Aviation Ltd. (China)[2]	151
TOTAL COMMON STOCKS (Cost $5,293)		7,006
TOTAL INVESTMENTS—97.5% (Cost $5,293)		7,006
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		182
TOTAL NET ASSETS—100%		$7,188

⬤

Harbor Emerging Markets Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $151 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Emerging Markets Select ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—90.5%
Shares		Value
AEROSPACE & DEFENSE—3.6%
14,164	Aselsan Elektronik Sanayi Ve Ticaret AS (Turkey)	$99
2,318	Embraer SA ADR (Brazil)[1]	170
2,918	Theon International PLC (Cyprus)	108
		377
AUTOMOBILE COMPONENTS—1.5%
3,690	Hesai Group ADR (China)*,1	88
1,808	Schaeffler India Ltd. (India)	71
		159
BANKS—9.5%
489	Credicorp Ltd. (Peru)	175
8,953	HDFC Bank Ltd. ADR (India)[1]	290
8,313	ICICI Bank Ltd. ADR (India)[1]	243
5,843	National Bank of Greece SA (Greece)	103
9,701	NU Holdings Ltd. Class A (Brazil)*	172
		983
BEVERAGES—0.7%
2,100	Eastroc Beverage Group Co. Ltd. Class A (China)	76
BROADLINE RETAIL—7.3%
24,100	Alibaba Group Holding Ltd. (China)	522
109	MercadoLibre, Inc. (Brazil)*	234
		756
CAPITAL MARKETS—3.4%
13,100	Banco BTG Pactual SA (Brazil)	149
3,600	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	199
		348
ELECTRICAL EQUIPMENT—5.5%
5,200	Contemporary Amperex Technology Co. Ltd. Class A (China)	262
41,529	Electrical Industries Co. (Saudi Arabia)	152
15,900	WEG SA (Brazil)	156
		570
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
4,000	Chroma ATE, Inc. (Taiwan)	125
FINANCIAL SERVICES—1.0%
47,672	Housing & Urban Development Corp. Ltd. (India)	99
GROUND TRANSPORTATION—0.7%
7,400	Full Truck Alliance Co. Ltd. ADR (China)[1]	73
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
2,129	APT Medical, Inc. Class A (China)	71
HOTELS, RESTAURANTS & LEISURE—2.4%
1,514	MakeMyTrip Ltd. (India)*	95
2,500	Trip.com Group Ltd. (China)	154
		249
HOUSEHOLD DURABLES—3.0%
2,310	Amber Enterprises India Ltd. (India)*	144
25,300	Cury Construtora e Incorporadora SA (Brazil)	166
		310
INDUSTRIAL CONGLOMERATES—0.8%
961	Apar Industries Ltd. (India)	84

COMMON STOCKS—Continued
Shares		Value
INSURANCE—1.2%
13,800	Qualitas Controladora SAB de CV (Mexico)	$128
INTERACTIVE MEDIA & SERVICES—6.1%
8,100	Tencent Holdings Ltd. (China)	628
IT SERVICES—1.1%
569	Elm Co. (Saudi Arabia)	118
MACHINERY—4.2%
3,076	AIA Engineering Ltd. (India)	134
6,000	Airtac International Group (China)	217
633	HD Hyundai Marine Solution Co. Ltd. (South Korea)	81
		432
PERSONAL CARE PRODUCTS—2.3%
819	Cosmax, Inc. (South Korea)*	115
10,800	Mao Geping Cosmetics Co. Ltd. Class H (China)	120
		235
PROFESSIONAL SERVICES—0.7%
10,160	Computer Age Management Services Ltd. (India)	77
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
8,852	Phoenix Mills Ltd. (India)	160
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—25.9%
2,000	Jentech Precision Industrial Co. Ltd. (Taiwan)	180
3,258	LEENO Industrial, Inc. (South Korea)*	240
3,000	MediaTek, Inc. (Taiwan)	168
1,400	NAURA Technology Group Co. Ltd. Class A (China)	96
1,030	SK Hynix, Inc. (South Korea)	650
24,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,354
		2,688
SPECIALTY RETAIL—1.3%
3,125,800	Map Aktif Adiperkasa PT (Indonesia)	130
TEXTILES, APPAREL & LUXURY GOODS—3.2%
270,000	Bosideng International Holdings Ltd. (China)	165
3,719	Titan Co. Ltd. (India)	161
		326
TRANSPORTATION INFRASTRUCTURE—1.7%
16,190	International Container Terminal Services, Inc. (Philippines)	176
TOTAL COMMON STOCKS (Cost $7,870)		9,378

PREFERRED STOCKS—7.1%

(Cost $401)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.1%
9,097	Samsung Electronics Co. Ltd. (South Korea)	742
TOTAL INVESTMENTS—97.6% (Cost $8,271)		10,120
CASH AND OTHER ASSETS, LESS LIABILITIES—2.4%		246
TOTAL NET ASSETS—100%		$10,366

⬤

Harbor Emerging Markets Select ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
BIOTECHNOLOGY—51.1%
8,680	AbbVie, Inc.	$1,936
6,184	Abivax SA ADR (France)*,1	687
37,545	ADMA Biologics, Inc. *	650
636	Alnylam Pharmaceuticals, Inc. *	215
17,012	Ascendis Pharma AS ADR (Denmark)*,1	3,846
15,017	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	96
4,278	Gilead Sciences, Inc.	607
5,136	Immunovant, Inc. *	134
3,479	Insmed, Inc. *	546
1,979	Ionis Pharmaceuticals, Inc. *	164
48,387	Legend Biotech Corp. ADR*,1	847
3,067	Natera, Inc. *	709
6,153	Newamsterdam Pharma Co. NV (Netherlands)*	191
7,281	Revolution Medicines, Inc. *	706
6,423	Rhythm Pharmaceuticals, Inc. *	658
20,545	Vaxcyte, Inc. *	1,101
1,045	Vertex Pharmaceuticals, Inc. *	491
		13,584
HEALTH CARE EQUIPMENT & SUPPLIES—12.4%
5,629	Boston Scientific Corp. *	527
3,573	Dexcom, Inc. *	261
601	IDEXX Laboratories, Inc. *	403
1,327	Insulet Corp. *	339
1,527	Intuitive Surgical, Inc. *	770
872	IRhythm Holdings, Inc. *	135
6,254	Masimo Corp. *	859
		3,294
HEALTH CARE PROVIDERS & SERVICES—11.2%
1,779	Cencora, Inc.	639

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
5,928	GeneDx Holdings Corp. *	$570
1,357	Guardant Health, Inc. *	155
2,344	HealthEquity, Inc. *	201
3,429	RadNet, Inc. *	240
4,066	UnitedHealth Group, Inc.	1,167
		2,972
LIFE SCIENCES TOOLS & SERVICES—5.6%
7,841	Adaptive Biotechnologies Corp. *	145
618	Bio-Rad Laboratories, Inc. Class A*	181
6,162	Bio-Techne Corp.	395
2,968	Danaher Corp.	650
717	ICON PLC *	129
		1,500
PHARMACEUTICALS—19.6%
4,639	Eli Lilly & Co.	4,811
3,770	Merck & Co., Inc.	416
		5,227
TOTAL COMMON STOCKS (Cost $22,529)		26,577
TOTAL INVESTMENTS—99.9% (Cost $22,529)		26,577
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		34
TOTAL NET ASSETS—100%		$26,611

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—2.5%
1,063	Axon Enterprise, Inc. *	$514
16,231	General Electric Co.	4,979
685	HEICO Corp.	227
3,111	L3Harris Technologies, Inc.	1,067
4,002	Lockheed Martin Corp.	2,538
2,476	Northrop Grumman Corp.	1,714
		11,039
BANKS—5.5%
138,333	Bank of America Corp.	7,359
56,898	JPMorgan Chase & Co.	17,405
		24,764
BEVERAGES—1.2%
63,874	Coca-Cola Co.	4,778
3,125	Constellation Brands, Inc. Class A	490
		5,268
BIOTECHNOLOGY—1.6%
25,578	AbbVie, Inc.	5,704
2,306	Biogen, Inc. *	415
1,591	Regeneron Pharmaceuticals, Inc.	1,180
		7,299
BROADLINE RETAIL—1.2%
18,292	eBay, Inc.	1,669
1,655	MercadoLibre, Inc. (Brazil)*	3,554
		5,223
BUILDING PRODUCTS—0.3%
3,452	Trane Technologies PLC	1,452
CAPITAL MARKETS—3.3%
2,047	Ameriprise Financial, Inc.	1,079
4,044	ARES Management Corp. Class A	605
2,167	Cboe Global Markets, Inc.	574
7,166	CME Group, Inc.	2,071
851	FactSet Research Systems, Inc.	217
16,580	KKR & Co., Inc.	1,895
3,108	Moody’s Corp.	1,602
25,657	Morgan Stanley	4,690
1,719	MSCI, Inc.	1,047
8,689	Nasdaq, Inc.	842
2,065	TPG, Inc.	122
		14,744
CHEMICALS—0.7%
5,949	Air Products & Chemicals, Inc.	1,621
18,101	Dow, Inc.	499
8,887	DuPont de Nemours, Inc.	390
6,437	LyondellBasell Industries NV Class A	315
2,731	Solstice Advanced Materials, Inc. *	169
		2,994
CONSUMER FINANCE—1.1%
11,886	American Express Co.	4,186
8,688	Synchrony Financial	631
		4,817
ELECTRIC UTILITIES—1.6%
7,691	Constellation Energy Corp.	2,159

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—Continued
19,794	Duke Energy Corp.	$2,402
10,652	Edison International	663
24,108	Exelon Corp.	1,080
56,226	PG&E Corp.	867
		7,171
ELECTRICAL EQUIPMENT—1.6%
6,399	Eaton Corp. PLC	2,249
12,986	Emerson Electric Co.	1,908
4,266	GE Vernova, Inc.	3,099
		7,256
ENERGY EQUIPMENT & SERVICES—0.2%
20,933	SLB Ltd.	1,013
ENTERTAINMENT—3.6%
4,917	Electronic Arts, Inc.	1,002
84,022	Netflix, Inc. *	7,015
72,045	Walt Disney Co.	8,127
		16,144
FINANCIAL SERVICES—3.3%
12,334	Mastercard, Inc. Class A	6,646
2,642	Rocket Cos., Inc. Class A	47
24,728	Visa, Inc. Class A	7,958
		14,651
FOOD PRODUCTS—0.5%
2,341	Bunge Global SA	267
10,086	General Mills, Inc.	467
22,702	Mondelez International, Inc. Class A	1,327
		2,061
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
4,860	Becton Dickinson & Co.	989
21,661	Boston Scientific Corp. *	2,026
8,720	Edwards Lifesciences Corp. *	709
6,210	GE HealthCare Technologies, Inc.	490
5,220	Intuitive Surgical, Inc. *	2,632
2,237	ResMed, Inc.	578
4,935	Stryker Corp.	1,824
		9,248
HEALTH CARE PROVIDERS & SERVICES—0.1%
9,085	Centene Corp. *	394
HOTELS, RESTAURANTS & LEISURE—3.9%
13,383	Airbnb, Inc. Class A*	1,731
1,220	Booking Holdings, Inc.	6,102
4,046	Expedia Group, Inc.	1,072
8,996	Hilton Worldwide Holdings, Inc.	2,685
9,398	Marriott International, Inc. Class A	2,963
8,701	Royal Caribbean Cruises Ltd.	2,825
		17,378
HOUSEHOLD DURABLES—0.4%
5,588	DR Horton, Inc.	832
3,404	Garmin Ltd.	686
3,893	PulteGroup, Inc.	487
		2,005

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—2.0%
4,361	Church & Dwight Co., Inc.	$420
14,674	Colgate-Palmolive Co.	1,325
5,878	Kimberly-Clark Corp.	588
42,552	Procter & Gamble Co.	6,458
		8,791
INDUSTRIAL CONGLOMERATES—0.8%
8,566	3M Co.	1,312
11,032	Honeywell International, Inc.	2,510
		3,822
INDUSTRIAL REITS—0.7%
22,786	Prologis, Inc.	2,975
INSURANCE—1.2%
7,890	Arch Capital Group Ltd. *	758
3,189	Cincinnati Financial Corp.	513
4,600	Principal Financial Group, Inc.	436
11,417	Progressive Corp.	2,375
4,866	Travelers Cos., Inc.	1,384
		5,466
INTERACTIVE MEDIA & SERVICES—12.6%
108,985	Alphabet, Inc. Class A	36,837
27,369	Meta Platforms, Inc. Class A	19,610
11,007	Pinterest, Inc. Class A*	243
		56,690
IT SERVICES—0.1%
1,708	Gartner, Inc. *	358
LIFE SCIENCES TOOLS & SERVICES—0.3%
4,919	Agilent Technologies, Inc.	659
2,808	IQVIA Holdings, Inc. *	646
		1,305
MACHINERY—1.8%
7,789	Caterpillar, Inc.	5,120
2,010	Cummins, Inc.	1,164
3,813	Deere & Co.	2,013
		8,297
MEDIA—0.1%
14,233	Trade Desk, Inc. Class A*	432
METALS & MINING—0.8%
33,222	Freeport-McMoRan, Inc.	2,001
5,732	Nucor Corp.	1,018
3,518	Steel Dynamics, Inc.	632
		3,651
MULTI-UTILITIES—0.6%
16,108	CenterPoint Energy, Inc.	639
8,799	Consolidated Edison, Inc.	938
21,395	Dominion Energy, Inc.	1,288
		2,865
OIL, GAS & CONSUMABLE FUELS—2.7%
4,665	Cheniere Energy, Inc.	987
37,509	Chevron Corp.	6,635
26,264	ConocoPhillips	2,738
13,709	Occidental Petroleum Corp.	622

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
6,251	Valero Energy Corp.	$1,134
		12,116
PASSENGER AIRLINES—0.2%
10,225	Delta Air Lines, Inc.	673
9,338	Southwest Airlines Co.	444
		1,117
PHARMACEUTICALS—6.3%
12,420	Eli Lilly & Co.	12,881
35,753	Johnson & Johnson	8,125
46,614	Merck & Co., Inc.	5,140
90,071	Pfizer, Inc.	2,382
		28,528
PROFESSIONAL SERVICES—0.4%
169	Amentum Holdings, Inc. *	6
2,136	Booz Allen Hamilton Holding Corp.	189
2,901	Jacobs Solutions, Inc.	392
2,211	Leidos Holdings, Inc.	416
2,984	Verisk Analytics, Inc.	649
		1,652
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
6,373	CBRE Group, Inc. Class A*	1,085
RESIDENTIAL REITS—0.1%
8,396	Equity Residential	523
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.5%
35,982	Advanced Micro Devices, Inc. *	8,518
77,539	Intel Corp. *	3,603
19,352	Lam Research Corp.	4,518
19,827	Marvell Technology, Inc.	1,565
146,493	NVIDIA Corp.	27,999
4,441	Qnity Electronics, Inc.	427
3,624	Teradyne, Inc.	874
19,902	Texas Instruments, Inc.	4,290
		51,794
SOFTWARE—9.7%
9,064	Adobe, Inc. *	2,658
4,790	Autodesk, Inc. *	1,211
6,011	Cadence Design Systems, Inc. *	1,782
4,393	Crowdstrike Holdings, Inc. Class A*	1,939
542	Fair Isaac Corp. *	793
6,048	Intuit, Inc.	3,018
49,530	Microsoft Corp.	21,312
2,322	Roper Technologies, Inc.	862
21,090	Salesforce, Inc.	4,477
4,070	Samsara, Inc. Class A*	114
23,008	ServiceNow, Inc. *	2,692
4,001	Synopsys, Inc. *	1,861
4,625	Workday, Inc. Class A*	812
		43,531
SPECIALIZED REITS—0.9%
8,174	Digital Realty Trust, Inc.	1,357
2,304	Equinix, Inc.	1,891
4,337	Extra Space Storage, Inc.	598
		3,846

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—3.2%
38,771	Home Depot, Inc.	$14,523
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.1%
82,742	Apple, Inc.	21,470
27,464	Hewlett Packard Enterprise Co.	591
20,174	HP, Inc.	392
4,551	NetApp, Inc.	439
		22,892
TEXTILES, APPAREL & LUXURY GOODS—0.6%
3,106	Deckers Outdoor Corp. *	371
4,661	Lululemon Athletica, Inc. *	813
22,319	NIKE, Inc. Class B	1,380
		2,564
TOBACCO—1.4%
29,892	Altria Group, Inc.	1,853
24,044	Philip Morris International, Inc.	4,314
		6,167

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.7%
1,410	United Rentals, Inc.	$1,103
1,764	WW Grainger, Inc.	1,905
		3,008
TOTAL COMMON STOCKS (Cost $316,349)		442,919

EXCHANGE-TRADED FUNDS—1.2%

(Cost $2,905)
CAPITAL MARKETS—1.2%
47,024	State Street Communication Services Select Sector SPDR ETF	5,647
TOTAL INVESTMENTS—99.9% (Cost $319,254)		448,566
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		233
TOTAL NET ASSETS—100%		$448,799

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—94.0%
Shares		Value
AEROSPACE & DEFENSE—1.9%
11,317	AAR Corp. *	$1,199
224,938	Archer Aviation, Inc. Class A*	1,617
		2,816
AUTOMOBILE COMPONENTS—0.7%
27,937	Adient PLC *	581
5,224	Cooper-Standard Holdings, Inc. *	164
5,900	Standard Motor Products, Inc.	236
		981
BANKS—6.1%
53,274	Banc of California, Inc.	1,064
31,633	BankUnited, Inc.	1,502
14,068	Banner Corp.	870
9,744	Byline Bancorp, Inc.	311
3,036	First Business Financial Services, Inc.	174
18,124	Hilltop Holdings, Inc.	679
15,175	National Bank Holdings Corp. Class A	610
23,456	OceanFirst Financial Corp.	440
11,741	Origin Bancorp, Inc.	503
9,816	Pathward Financial, Inc.	886
5,768	SmartFinancial, Inc.	230
49,341	United Community Banks, Inc.	1,699
		8,968
BIOTECHNOLOGY—9.1%
29,716	4D Molecular Therapeutics, Inc. *	263
37,228	Agios Pharmaceuticals, Inc. *	1,022
24,121	Arcellx, Inc. *	1,648
153,825	Ardelyx, Inc. *	1,183
32,977	Aura Biosciences, Inc. *	185
40,859	Emergent BioSolutions, Inc. *	463
45,610	Kura Oncology, Inc. *	370
30,573	Kymera Therapeutics, Inc. *	2,222
38,435	PTC Therapeutics, Inc. *	2,903
30,043	Rhythm Pharmaceuticals, Inc. *	3,080
		13,339
BUILDING PRODUCTS—1.1%
46,228	Resideo Technologies, Inc. *	1,584
CAPITAL MARKETS—4.1%
7,054	Piper Sandler Cos.	2,443
9,152	PJT Partners, Inc. Class A	1,584
28,085	StepStone Group, Inc. Class A	1,985
		6,012
CHEMICALS—2.0%
25,513	Cabot Corp.	1,842
8,156	Koppers Holdings, Inc.	240
13,734	Minerals Technologies, Inc.	903
		2,985
COMMERCIAL SERVICES & SUPPLIES—2.1%
13,214	Brady Corp. Class A	1,143
5,197	Cimpress PLC (Ireland)*	411
20,516	HNI Corp.	980
16,684	Interface, Inc.	525
		3,059

COMMON STOCKS—Continued
Shares		Value
COMMUNICATIONS EQUIPMENT—0.7%
22,570	Calix, Inc. *	$1,008
CONSTRUCTION & ENGINEERING—3.1%
21,726	Arcosa, Inc.	2,487
13,414	Granite Construction, Inc.	1,619
5,555	Limbach Holdings, Inc. *	478
		4,584
CONSUMER FINANCE—1.3%
19,632	Bread Financial Holdings, Inc.	1,424
8,086	Encore Capital Group, Inc. *	446
		1,870
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.6%
5,798	PriceSmart, Inc.	824
DIVERSIFIED CONSUMER SERVICES—4.0%
8,310	Adtalem Global Education, Inc. *	861
43,446	Coursera, Inc. *	263
27,268	Frontdoor, Inc. *	1,612
9,522	Grand Canyon Education, Inc. *	1,655
37,817	Laureate Education, Inc. *	1,297
28,671	Udemy, Inc. *	138
		5,826
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
10,143	Bandwidth, Inc. Class A*	142
2,434	IDT Corp. Class B	118
15,068	Liberty Latin America Ltd. Class C (Puerto Rico)*	117
		377
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.4%
12,582	Advanced Energy Industries, Inc.	3,213
42,298	Arlo Technologies, Inc. *	537
12,232	Daktronics, Inc. *	283
15,446	Itron, Inc. *	1,530
30,810	Knowles Corp. *	747
5,024	ScanSource, Inc. *	216
		6,526
ENERGY EQUIPMENT & SERVICES—3.5%
53,300	Archrock, Inc.	1,577
8,129	Bristow Group, Inc. *	357
28,793	Helmerich & Payne, Inc.	975
56,980	Liberty Energy, Inc.	1,405
30,351	Oceaneering International, Inc. *	914
		5,228
ENTERTAINMENT—0.3%
10,526	Atlanta Braves Holdings, Inc. Class C*	420
4,763	Marcus Corp.	72
		492
FINANCIAL SERVICES—3.9%
18,829	EVERTEC, Inc. (Puerto Rico)	565
31,641	Flywire Corp. *	399
7,192	Merchants Bancorp	298
54,115	Radian Group, Inc.	1,780
93,669	Rocket Cos., Inc. Class A	1,680
16,553	Walker & Dunlop, Inc.	1,041
		5,763

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—0.5%
7,874	ArcBest Corp.	$710
HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
33,564	AtriCure, Inc. *	1,240
27,363	Avanos Medical, Inc. *	364
19,502	Bioventus, Inc. Class A*	155
20,018	CONMED Corp.	768
20,513	Haemonetics Corp. *	1,367
		3,894
HEALTH CARE PROVIDERS & SERVICES—2.1%
13,432	Castle Biosciences, Inc. *	529
70,817	Concentra Group Holdings Parent, Inc.	1,571
41,761	Privia Health Group, Inc. *	969
		3,069
HEALTH CARE TECHNOLOGY—0.6%
39,971	Certara, Inc. *	351
8,191	HealthStream, Inc.	183
25,875	Schrodinger, Inc. *	361
		895
HOTEL & RESORT REITS—1.5%
189,054	Apple Hospitality REIT, Inc.	2,201
HOTELS, RESTAURANTS & LEISURE—2.4%
17,134	Bloomin' Brands, Inc.	103
11,590	Cheesecake Factory, Inc.	672
9,203	First Watch Restaurant Group, Inc. *	147
31,982	Global Business Travel Group I *	219
10,733	Marriott Vacations Worldwide Corp.	583
9,424	Shake Shack, Inc. Class A*	834
14,181	Travel & Leisure Co.	986
		3,544
HOUSEHOLD DURABLES—2.8%
8,354	Beazer Homes USA, Inc. *	180
7,665	Century Communities, Inc.	483
14,098	Champion Homes, Inc. *	1,105
1,369	Hovnanian Enterprises, Inc. Class A*	154
14,245	iRobot Corp. *	— [x]
40,201	Leggett & Platt, Inc.	469
5,009	LGI Homes, Inc. *	251
7,255	M/I Homes, Inc. *	970
35,677	Sonos, Inc. *	512
		4,124
HOUSEHOLD PRODUCTS—0.4%
17,274	Energizer Holdings, Inc.	377
4,287	Oil-Dri Corp. of America	260
		637
INSURANCE—2.0%
23,568	Baldwin Insurance Group, Inc. *	516
20,600	Brighthouse Financial, Inc. *	1,320
9,588	Palomar Holdings, Inc. *	1,185
		3,021
INTERACTIVE MEDIA & SERVICES—0.4%
16,664	QuinStreet, Inc. *	221
27,964	TripAdvisor, Inc. *	372
		593

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—0.1%
24,494	Grid Dynamics Holdings, Inc. *	$203
LEISURE PRODUCTS—0.7%
22,700	YETI Holdings, Inc. *	1,038
MACHINERY—2.6%
11,913	Franklin Electric Co., Inc.	1,187
74,445	Gates Industrial Corp. PLC *	1,714
22,294	Stratasys Ltd. *	239
26,567	Trinity Industries, Inc.	763
		3,903
MEDIA—1.8%
3,384	AMC Networks, Inc. Class A*	26
753	Cable One, Inc.	61
49,964	DoubleVerify Holdings, Inc. *	541
15,810	EchoStar Corp. Class A*	1,790
27,645	Stagwell, Inc. *	166
		2,584
METALS & MINING—0.6%
13,201	Ryerson Holding Corp.	372
14,414	Worthington Steel, Inc.	580
		952
PAPER & FOREST PRODUCTS—0.4%
4,536	Clearwater Paper Corp. *	76
9,224	Sylvamo Corp.	452
		528
PASSENGER AIRLINES—1.1%
4,488	Allegiant Travel Co. *	398
9,178	Copa Holdings SA Class A (Panama)	1,252
		1,650
PERSONAL CARE PRODUCTS—0.4%
14,054	Edgewell Personal Care Co.	274
15,403	Nu Skin Enterprises, Inc. Class A	163
7,515	USANA Health Sciences, Inc. *	163
		600
PHARMACEUTICALS—1.8%
15,394	Collegium Pharmaceutical, Inc. *	707
12,029	Phibro Animal Health Corp. Class A	483
21,722	Tarsus Pharmaceuticals, Inc. *	1,402
		2,592
PROFESSIONAL SERVICES—2.9%
15,450	Concentrix Corp.	577
9,620	CSG Systems International, Inc.	767
5,292	Huron Consulting Group, Inc. *	894
14,491	Insperity, Inc.	619
4,501	Kforce, Inc.	159
14,711	ManpowerGroup, Inc.	535
5,616	TaskUS, Inc. Class A (Philippines)*	61
35,195	Upwork, Inc. *	705
		4,317
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
128,191	Compass, Inc. Class A*	1,605

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
7,213	RE/MAX Holdings, Inc. Class A*	$56
		1,661
RETAIL REITS—3.4%
66,761	InvenTrust Properties Corp.	1,962
83,043	Phillips Edison & Co., Inc.	3,009
		4,971
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
9,171	Axcelis Technologies, Inc. *	808
11,537	Silicon Laboratories, Inc. *	1,643
19,396	Veeco Instruments, Inc. *	606
		3,057
SOFTWARE—6.9%
35,180	ACI Worldwide, Inc. *	1,525
22,635	Alkami Technology, Inc. *	480
36,024	Asana, Inc. Class A*	369
47,348	Box, Inc. Class A*	1,200
27,957	Braze, Inc. Class A*	582
30,659	Five9, Inc. *	542
26,063	JFrog Ltd. (Israel)*	1,428
15,128	Mitek Systems, Inc. *	152
22,386	N-able, Inc. *	136
24,149	NextNav, Inc. *	347
30,655	PagerDuty, Inc. *	325
12,102	PAR Technology Corp. *	317
14,424	Progress Software Corp. *	590
16,721	Sprout Social, Inc. Class A*	151
24,729	Teradata Corp. *	705
16,119	Workiva, Inc. *	1,242
		10,091
SPECIALTY RETAIL—2.0%
4,744	Asbury Automotive Group, Inc. *	1,113
7,366	Boot Barn Holdings, Inc. *	1,315
16,220	Camping World Holdings, Inc. Class A	214

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
2,090	Lands' End, Inc. *	$37
3,309	Sonic Automotive, Inc. Class A	198
		2,877
TEXTILES, APPAREL & LUXURY GOODS—0.7%
27,386	Levi Strauss & Co. Class A	545
4,308	Movado Group, Inc.	98
54,285	Under Armour, Inc. Class A*	335
		978
TRADING COMPANIES & DISTRIBUTORS—0.8%
8,699	Boise Cascade Co.	703
4,004	DXP Enterprises, Inc. *	521
		1,224
WIRELESS TELECOMMUNICATION SERVICES—0.1%
1,844	Array Digital Infrastructure, Inc.	89
TOTAL COMMON STOCKS (Cost $125,488)		138,245

EXCHANGE-TRADED FUNDS—6.0%

CAPITAL MARKETS—6.0%
85,119	Invesco S&P SmallCap Energy ETF	4,290
32,850	Invesco S&P SmallCap Financials ETF	1,960
38,396	Invesco S&P SmallCap Health Care ETF	1,697
15,296	Invesco S&P SmallCap Utilities & Communication Services ETF	905
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,256)		8,852
TOTAL INVESTMENTS—100.0% (Cost $133,744)		147,097
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		3
TOTAL NET ASSETS—100%		$147,100

AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting shares of the company during the period November 1, 2025 through January 31, 2026. Transactions during the period in securities of these companies were as follows:

Security Name	Beginning Balance as of 11/01/2025 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 01/31/2026 (000s)
Invesco S&P SmallCap Energy ETF	$4,774	$659	$(1,780)	$37	$600	$25	$4,290
Invesco S&P SmallCap Financials ETF	1,722	264	(183)	(7)	164	10	1,960
Invesco S&P SmallCap Utilities & Communication Services ETF	982	139	(204)	1	(13)	4	905
Total	$7,478	$1,062	$(2,167)	$31	$751	$39	$7,155

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of January 31, 2026, the investment in iRobot Corp. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—2.5%
5,870	Rheinmetall AG (Germany)	$12,396
BANKS—6.6%
20,542,200	Bank Central Asia Tbk. PT (Indonesia)	9,056
733,633	HDFC Bank Ltd. ADR (India)[1]	23,755
		32,811
BROADLINE RETAIL—7.3%
7,291	MercadoLibre, Inc. (Brazil)*	15,659
355,849	Prosus NV (China)	20,439
		36,098
BUILDING PRODUCTS—3.7%
456,558	Assa Abloy AB Class B (Sweden)	18,447
CAPITAL MARKETS—3.1%
61,715	Deutsche Boerse AG (Germany)	15,604
CHEMICALS—3.0%
32,336	Linde PLC (United States)	14,777
CONSTRUCTION & ENGINEERING—2.4%
84,403	Vinci SA (France)	12,121
CONSTRUCTION MATERIALS—2.5%
44,633	Heidelberg Materials AG (Germany)	12,237
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.9%
2,514,050	Tesco PLC (United Kingdom)	14,627
ELECTRIC UTILITIES—3.4%
508,913	SSE PLC (United Kingdom)	16,866
ELECTRICAL EQUIPMENT—6.6%
243,500	Contemporary Amperex Technology Co. Ltd. Class H (China)	15,304
60,606	Schneider Electric SE (France)	17,407
		32,711
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
29,300	Keyence Corp. (Japan)	10,685
FOOD PRODUCTS—3.1%
161,616	Nestle SA (United States)	15,351
HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
134,400	Hoya Corp. (Japan)	22,467

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—2.7%
443,022	Compass Group PLC (United Kingdom)	$13,258
HOUSEHOLD DURABLES—3.2%
717,103	Sony Group Corp. (Japan)	16,005
INDUSTRIAL CONGLOMERATES—4.4%
72,178	Siemens AG (Germany)	21,928
INSURANCE—4.4%
1,900,000	AIA Group Ltd. (Hong Kong)	21,974
PERSONAL CARE PRODUCTS—2.9%
31,734	L’Oreal SA (France)	14,557
PHARMACEUTICALS—7.0%
114,614	AstraZeneca PLC (United Kingdom)	21,329
73,371	Galderma Group AG (Switzerland)	13,658
		34,987
PROFESSIONAL SERVICES—2.8%
389,705	RELX PLC (United Kingdom)	13,753
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.2%
16,637	ASML Holding NV (Netherlands)	23,972
110,687	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	36,589
		60,561
SOFTWARE—2.9%
71,325	SAP SE (Germany)	14,420
TEXTILES, APPAREL & LUXURY GOODS—2.5%
19,011	LVMH Moet Hennessy Louis Vuitton SE (France)	12,324
TOTAL COMMON STOCKS (Cost $438,745)		490,965
TOTAL INVESTMENTS—98.7% (Cost $438,745)		490,965
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		6,655
TOTAL NET ASSETS—100%		$497,620

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Equity ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.7%
Shares		Value
AEROSPACE & DEFENSE—12.4%
5,836	BAE Systems PLC (United Kingdom)	$158
3,410	CAE, Inc. (Canada)*	109
2,736	Leonardo SpA (Italy)	183
11,924	Melrose Industries PLC (United Kingdom)	102
275	MTU Aero Engines AG (Germany)	122
473	Safran SA (France)	169
		843
AUTOMOBILE COMPONENTS—2.5%
446	Aumovio SE (Germany)*	22
891	Continental AG (Germany)	70
5,500	Denso Corp. (Japan)	76
		168
AUTOMOBILES—1.0%
5,500	BYD Co. Ltd. Class H (China)	69
BANKS—17.9%
14,784	Banco Bradesco SA ADR (Brazil)[1]	60
35,019	Barclays PLC (United Kingdom)	233
3,300	DBS Group Holdings Ltd. (Singapore)	154
3,773	DNB Bank ASA (Norway)	108
1,838	Erste Group Bank AG (Austria)	239
1,793	Grupo Cibest SA ADR (Colombia)[1]	146
9,900	Grupo Financiero Banorte SAB de CV Class O (Mexico)	112
2,024	HDFC Bank Ltd. ADR (India)[1]	65
3,300	ICICI Bank Ltd. ADR (India)[1]	97
		1,214
BEVERAGES—2.7%
22,700	Ambev SA (Brazil)	64
2,871	Diageo PLC (United Kingdom)	66
638	Heineken NV (Netherlands)	52
		182
CAPITAL MARKETS—1.3%
1,012	Julius Baer Group Ltd. (Switzerland)	85
CHEMICALS—4.0%
2,200	Nippon Sanso Holdings Corp. (Japan)	67
1,463	Sociedad Quimica y Minera de Chile SA ADR (Chile)*,1	112
1,067	Syensqo SA (Belgium)	90
		269
ELECTRICAL EQUIPMENT—2.7%
1,540	Prysmian SpA (Italy)	183
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
1,233	Halma PLC (United Kingdom)	60
10,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	70
3,900	Murata Manufacturing Co. Ltd. (Japan)	79
		209
GROUND TRANSPORTATION—1.1%
803	Canadian National Railway Co. (Canada)	77
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
1,565	Siemens Healthineers AG (Germany)[2]	78

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—5.8%
1,353	Amadeus IT Group SA (Spain)	$91
3,630	Carnival Corp. (United States)*	109
8,052	Entain PLC (United Kingdom)	67
36,000	TravelSky Technology Ltd. Class H (China)	49
1,550	Yum China Holdings, Inc. (China)	77
		393
INDUSTRIAL CONGLOMERATES—2.2%
4,400	Hitachi Ltd. (Japan)	152
INSURANCE—1.7%
12,000	China Life Insurance Co. Ltd. Class H (China)	54
187	Everest Group Ltd. (United States)	62
		116
INTERACTIVE MEDIA & SERVICES—1.4%
636	Baidu, Inc. ADR (China)*,1	97
IT SERVICES—1.2%
517	Capgemini SE (France)	80
LIFE SCIENCES TOOLS & SERVICES—4.4%
1,100	Eurofins Scientific SE (France)	89
552	ICON PLC (United States)*	99
165	Lonza Group AG (Switzerland)	112
		300
METALS & MINING—2.9%
11,869	Norsk Hydro ASA (Norway)	107
979	Rio Tinto PLC ADR (Australia)[1]	89
		196
OIL, GAS & CONSUMABLE FUELS—3.8%
2,849	Equinor ASA ADR (Norway)[1]	76
4,726	Petroleo Brasileiro SA - Petrobras ADR (Brazil)[1]	73
2,783	Shell PLC (United States)	107
		256
PHARMACEUTICALS—3.7%
473	Merck KGaA (Germany)	71
627	Novartis AG ADR (United States)[1]	93
198	Roche Holding AG (United States)	90
		254
PROFESSIONAL SERVICES—2.3%
1,232	Intertek Group PLC (United Kingdom)	75
2,332	RELX PLC (United Kingdom)	83
		158
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—13.9%
16,000	ASE Technology Holding Co. Ltd. (Taiwan)	151
165	ASML Holding NV (Netherlands)	238
2,000	MediaTek, Inc. (Taiwan)	112
9,900	SUMCO Corp. (Japan)	103
6,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	338
		942
SOFTWARE—1.4%
517	Check Point Software Technologies Ltd. (Israel)*	93

⬤

Harbor International Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.1%
1,867	Samsung Electronics Co. Ltd. (South Korea)	$208
TOTAL COMMON STOCKS (Cost $5,370)		6,622
TOTAL INVESTMENTS—97.7% (Cost $5,370)		6,622
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		155
TOTAL NET ASSETS—100%		$6,777

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $78 or 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—109.3%
Shares		Value
AEROSPACE & DEFENSE—1.5%
892	ATI, Inc. *,1	$107
322	Carpenter Technology Corp. [1]	103
		210
AIR FREIGHT & LOGISTICS—1.5%
598	CH Robinson Worldwide, Inc. [1]	116
628	Expeditors International of Washington, Inc. [1]	101
		217
BIOTECHNOLOGY—6.6%
625	Amgen, Inc. [1]	213
2,195	Exelixis, Inc. *	91
949	Gilead Sciences, Inc. [1]	135
1,506	Halozyme Therapeutics, Inc. *	108
901	Incyte Corp. *,1	90
1,379	Insmed, Inc. *,1	216
125	Regeneron Pharmaceuticals, Inc. [1]	93
		946
BROADLINE RETAIL—2.0%
183	Dillard’s, Inc. Class A1	111
939	eBay, Inc. [1]	86
4,516	Macy’s, Inc. [1]	90
		287
CHEMICALS—2.7%
545	Albemarle Corp.	93
10,005	Element Solutions, Inc.	291
		384
COMMUNICATIONS EQUIPMENT—4.0%
842	Arista Networks, Inc. *,1	119
602	Ciena Corp. *	152
1,141	Cisco Systems, Inc. [1]	89
565	Lumentum Holdings, Inc. *	222
		582
CONSTRUCTION MATERIALS—1.5%
935	CRH PLC [1]	114
341	Vulcan Materials Co. [1]	103
		217
CONSUMER STAPLES DISTRIBUTION & RETAIL—4.8%
232	Casey’s General Stores, Inc. [1]	141
567	Dollar General Corp. [1]	81
959	Dollar Tree, Inc. *,1	113
1,709	U.S. Foods Holding Corp. *,1	143
1,788	Walmart, Inc. [1]	213
		691
DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
1,011	AST SpaceMobile, Inc. *,1	112
1,871	GCI Liberty, Inc. *	— [x]
7,002	Liberty Global Ltd. Class A (Belgium)*,1	78
		190
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.4%
668	Amphenol Corp. Class A1	96
418	Coherent Corp. *	89
1,690	Corning, Inc. [1]	174
1,726	Flex Ltd. *	109

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
340	Jabil, Inc.	$81
540	Keysight Technologies, Inc. *	117
189	Teledyne Technologies, Inc. *	117
		783
ENERGY EQUIPMENT & SERVICES—5.0%
2,129	Baker Hughes Co. [1]	119
3,301	Halliburton Co. [1]	111
4,985	NOV, Inc. [1]	92
2,337	SLB Ltd. [1]	113
3,443	TechnipFMC PLC (United Kingdom)[1]	192
1,004	Weatherford International PLC [1]	94
		721
ENTERTAINMENT—6.7%
451	Electronic Arts, Inc. [1]	92
400	Madison Square Garden Sports Corp. *,1	113
785	Roku, Inc. *,1	75
532	TKO Group Holdings, Inc. [1]	108
20,696	Warner Bros Discovery, Inc. *	570
		958
GAS UTILITIES—0.7%
2,523	UGI Corp. [1]	101
HEALTH CARE EQUIPMENT & SUPPLIES—4.6%
1,373	Edwards Lifesciences Corp. *,1	112
4,816	Envista Holdings Corp. *,1	113
2,327	Globus Medical, Inc. Class A*,1	211
201	IDEXX Laboratories, Inc. *,1	135
861	Medtronic PLC [1]	88
		659
HEALTH CARE PROVIDERS & SERVICES—7.5%
824	Cardinal Health, Inc. [1]	177
360	Cencora, Inc. [1]	129
4,672	Centene Corp. *,1	203
1,127	CVS Health Corp. [1]	84
190	HCA Healthcare, Inc. [1]	93
190	McKesson Corp. [1]	158
670	Quest Diagnostics, Inc. [1]	125
602	Tenet Healthcare Corp. *,1	114
		1,083
HOTELS, RESTAURANTS & LEISURE—7.2%
28	Booking Holdings, Inc. [1]	140
1,042	Boyd Gaming Corp. [1]	88
10,054	Carnival Corp. *,1	302
359	Expedia Group, Inc. [1]	95
378	Hilton Worldwide Holdings, Inc. [1]	113
254	Marriott International, Inc. Class A1	80
1,419	Travel & Leisure Co. [1]	99
1,541	Viking Holdings Ltd. *,1	111
		1,028
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.9%
5,548	AES Corp. [1]	81
2,467	Clearway Energy, Inc. Class A1	83
314	Talen Energy Corp. *,1	110
		274

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—0.7%
525	Reddit, Inc. Class A*,1	$95
IT SERVICES—1.3%
261	International Business Machines Corp. [1]	80
288	MongoDB, Inc. *,1	107
		187
LIFE SCIENCES TOOLS & SERVICES—4.1%
7,273	10X Genomics, Inc. Class A*	147
646	Charles River Laboratories International, Inc. *	136
589	Illumina, Inc. *,1	85
196	Medpace Holdings, Inc. *	114
6,203	Sotera Health Co. *	113
		595
MEDIA—0.7%
1,369	New York Times Co. Class A1	100
METALS & MINING—15.9%
1,463	Alcoa Corp.	83
4,468	Anglogold Ashanti PLC (United Kingdom)	415
20,924	Cleveland-Cliffs, Inc. *	288
5,888	Freeport-McMoRan, Inc. [1]	355
3,400	Newmont Corp. [1]	382
1,434	Royal Gold, Inc.	377
1,445	Southern Copper Corp. (Peru)	275
567	Steel Dynamics, Inc.	102
		2,277
MULTI-UTILITIES—1.5%
2,587	CenterPoint Energy, Inc. [1]	103
2,442	NiSource, Inc. [1]	108
		211
OIL, GAS & CONSUMABLE FUELS—2.0%
4,381	Antero Midstream Corp. [1]	82
939	DT Midstream, Inc. [1]	118
506	Valero Energy Corp. [1]	92
		292
PASSENGER AIRLINES—3.3%
1,615	Delta Air Lines, Inc. [1]	106
6,158	Southwest Airlines Co. [1]	293
706	United Airlines Holdings, Inc. *,1	72
		471

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—3.9%
4,417	Elanco Animal Health, Inc. *	$106
76	Eli Lilly & Co. [1]	79
1,071	Johnson & Johnson [1]	244
3,098	Royalty Pharma PLC Class A1	129
		558
SOFTWARE—2.2%
1,358	Dolby Laboratories, Inc. Class A1	87
3,911	Teradata Corp. *,1	112
1,249	Zoom Communications, Inc. *,1	115
		314
SPECIALTY RETAIL—4.7%
364	Carvana Co. *,1	146
547	Ross Stores, Inc. [1]	103
603	TJX Cos., Inc. [1]	91
133	Ulta Beauty, Inc. *,1	86
1,046	Wayfair, Inc. Class A*,1	108
675	Williams-Sonoma, Inc. [1]	138
		672
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.4%
455	Sandisk Corp. *,1	262
912	Western Digital Corp. [1]	228
		490
WIRELESS TELECOMMUNICATION SERVICES—0.7%
1,763	Millicom International Cellular SA (Sweden)	107
TOTAL COMMON STOCKS (Cost $12,868)		15,700

EXCHANGE-TRADED FUNDS—8.5%

CAPITAL MARKETS—8.5%
9,430	iShares Silver Trust *,1	712
1,140	SPDR Gold Shares *,1	507
TOTAL EXCHANGE-TRADED FUNDS (Cost $735)		1,219
TOTAL INVESTMENTS—117.8% (Cost $13,603)		16,919
CASH AND OTHER ASSETS, LESS LIABILITIES—(17.8)%		(2,556)
TOTAL NET ASSETS—100%		$14,363

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

INVESTMENTS SOLD SHORT

COMMON STOCKS—(62.9)%
Shares		Value
BIOTECHNOLOGY—(4.1)%
(14,819)	Ultragenyx Pharmaceutical, Inc. *	$(356)
(508)	Vertex Pharmaceuticals, Inc. *	(239)
(595)
BROADLINE RETAIL—(1.6)%
(2,095)	Ollie’s Bargain Outlet Holdings, Inc. *	(231)
CONSUMER STAPLES DISTRIBUTION & RETAIL—(1.8)%
(3,627)	Sprouts Farmers Market, Inc. *	(257)
DIVERSIFIED CONSUMER SERVICES—(1.6)%
(1,661)	Duolingo, Inc. *	(223)
ELECTRIC UTILITIES—(1.8)%
(1,735)	NRG Energy, Inc.	(265)
GROUND TRANSPORTATION—(1.8)%
(750)	Saia, Inc. *	(251)
HEALTH CARE EQUIPMENT & SUPPLIES—(3.3)%
(809)	Insulet Corp. *	(207)
(2,506)	Teleflex, Inc.	(261)
(468)
HEALTH CARE PROVIDERS & SERVICES—(6.3)%
(838)	Cigna Group	(230)
(2,633)	Encompass Health Corp.	(249)
(901)	Humana, Inc.	(176)
(1,263)	Universal Health Services, Inc. Class B	(254)
(909)
HOTELS, RESTAURANTS & LEISURE—(6.6)%
(1,250)	DoorDash, Inc. Class A*	(256)
(3,609)	Dutch Bros, Inc. Class A*	(196)
(1,481)	Flutter Entertainment PLC *	(244)
(2,742)	Planet Fitness, Inc. Class A*	(250)
(946)
INTERACTIVE MEDIA & SERVICES—(1.8)%
(357)	Meta Platforms, Inc. Class A	(256)

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—(1.8)%
(1,494)	Cloudflare, Inc. Class A*	$(265)
MEDIA—(4.0)%
(1,351)	Charter Communications, Inc. Class A*	(278)
(9,816)	Trade Desk, Inc. Class A*	(298)
(576)
OIL, GAS & CONSUMABLE FUELS—(7.1)%
(1,180)	Cheniere Energy, Inc.	(250)
(1,571)	Diamondback Energy, Inc.	(257)
(4,273)	EQT Corp.	(247)
(2,366)	Expand Energy Corp.	(266)
(1,020)
SOFTWARE—(12.7)%
(168)	Fair Isaac Corp. *	(246)
(2,900)	Fortinet, Inc. *	(236)
(459)	Intuit, Inc.	(229)
(555)	Microsoft Corp.	(239)
(1,462)	Oracle Corp.	(240)
(28,120)	SentinelOne, Inc. Class A*	(393)
(1,235)	Zscaler, Inc. *	(247)
(1,830)
SPECIALTY RETAIL—(3.1)%
(682)	Lithia Motors, Inc.	(221)
(1,134)	RH *	(225)
(446)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—(1.6)%
(7,656)	Super Micro Computer, Inc. *	(223)
WIRELESS TELECOMMUNICATION SERVICES—(1.9)%
(1,392)	T-Mobile U.S., Inc.	(275)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $10,158)		(9,036)
TOTAL INVESTMENTS SOLD SHORT (PROCEEDS - $10,158)		$(9,036)

PURCHASED OPTIONS
PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
ProShares UltraPro QQQ	$40.00	03/20/2026	572	$3,089	$193	$62
ProShares UltraPro QQQ	40.00	06/18/2026	400	2,160	193	128
Total Put Purchased Options					$386	$190

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of January 31, 2026, the investment in GCI Liberty, Inc. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
As of January 31, 2026, all or a portion of this security was pledged as collateral for investments sold short. The securities pledged had an aggregate value of $12,616.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.4%
Shares		Value
AEROSPACE & DEFENSE—4.3%
7,594	Axon Enterprise, Inc. *	$3,672
91,200	Boeing Co. *	21,315
50,005	General Electric Co.	15,341
3,779	TransDigm Group, Inc.	5,395
		45,723
AUTOMOBILES—3.4%
83,588	Tesla, Inc. *	35,977
BANKS—1.1%
20,771	JPMorgan Chase & Co.	6,354
329,016	NU Holdings Ltd. Class A (Brazil)*	5,840
		12,194
BEVERAGES—0.5%
77,957	Coca-Cola Co.	5,832
BIOTECHNOLOGY—1.2%
62,034	Gilead Sciences, Inc.	8,806
8,721	Vertex Pharmaceuticals, Inc. *	4,098
		12,904
BROADLINE RETAIL—8.0%
332,602	Amazon.com, Inc. *	79,592
2,934	MercadoLibre, Inc. (Brazil)*	6,301
		85,893
CAPITAL MARKETS—1.7%
35,689	ARES Management Corp. Class A	5,342
4,155	Goldman Sachs Group, Inc.	3,887
14,797	KKR & Co., Inc.	1,691
7,307	LPL Financial Holdings, Inc.	2,663
46,526	Robinhood Markets, Inc. Class A*	4,628
		18,211
COMMUNICATIONS EQUIPMENT—1.1%
79,527	Arista Networks, Inc. *	11,272
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.9%
12,781	Costco Wholesale Corp.	12,017
157,125	Walmart, Inc.	18,720
		30,737
ELECTRIC UTILITIES—1.3%
49,572	Constellation Energy Corp.	13,914
ELECTRICAL EQUIPMENT—0.8%
12,088	GE Vernova, Inc.	8,780
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
17,511	Amphenol Corp. Class A	2,523
ENTERTAINMENT—3.1%
216,634	Netflix, Inc. *	18,087
13,864	Spotify Technology SA *	6,937
70,361	Walt Disney Co.	7,936
		32,960
FINANCIAL SERVICES—2.4%
32,288	Mastercard, Inc. Class A	17,397
107,136	Toast, Inc. Class A*	3,333

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
14,064	Visa, Inc. Class A	$4,526
		25,256
GROUND TRANSPORTATION—0.3%
33,883	Uber Technologies, Inc. *	2,712
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
24,198	Boston Scientific Corp. *	2,263
28,352	Dexcom, Inc. *	2,071
31,532	Edwards Lifesciences Corp. *	2,565
12,224	Intuitive Surgical, Inc. *	6,164
		13,063
HEALTH CARE TECHNOLOGY—0.5%
24,361	Veeva Systems, Inc. Class A*	4,968
HOTELS, RESTAURANTS & LEISURE—0.6%
19,744	Hilton Worldwide Holdings, Inc.	5,894
INTERACTIVE MEDIA & SERVICES—10.4%
227,180	Alphabet, Inc. Class A	76,787
48,052	Meta Platforms, Inc. Class A	34,429
		111,216
IT SERVICES—3.3%
50,486	Cloudflare, Inc. Class A*	8,954
79,790	Shopify, Inc. Class A (Canada)*	10,471
84,356	Snowflake, Inc. *	16,255
		35,680
LIFE SCIENCES TOOLS & SERVICES—1.9%
41,591	Agilent Technologies, Inc.	5,567
35,515	Danaher Corp.	7,774
11,724	Thermo Fisher Scientific, Inc.	6,783
		20,124
PHARMACEUTICALS—4.3%
44,406	AstraZeneca PLC ADR (United Kingdom)[1]	4,120
38,042	Eli Lilly & Co.	39,455
26,226	Merck & Co., Inc.	2,892
		46,467
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—21.0%
36,066	Advanced Micro Devices, Inc. *	8,538
2,446	ASML Holding NV New York Registry Shares (Netherlands)	3,481
189,007	Broadcom, Inc.	62,618
36,391	Lam Research Corp.	8,496
661,172	NVIDIA Corp.	126,370
14,389	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	4,756
45,814	Texas Instruments, Inc.	9,875
		224,134
SOFTWARE—13.9%
17,223	AppLovin Corp. Class A*	8,148
45,739	Cadence Design Systems, Inc. *	13,555
30,599	Crowdstrike Holdings, Inc. Class A*	13,507
17,048	Datadog, Inc. Class A*	2,205
197,321	Microsoft Corp.	84,905
43,061	Oracle Corp.	7,087
15,845	Palantir Technologies, Inc. Class A*	2,323

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
57,749	Palo Alto Networks, Inc. *	$10,220
23,529	Salesforce, Inc.	4,995
17,856	ServiceNow, Inc. *	2,089
		149,034
SPECIALIZED REITS—0.4%
26,295	American Tower Corp.	4,714
SPECIALTY RETAIL—1.6%
332,375	Industria de Diseno Textil SA ADR (Spain)[1]	5,398
35,015	O’Reilly Automotive, Inc. *	3,446
55,942	TJX Cos., Inc.	8,380
		17,224

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.7%
315,028	Apple, Inc.	$81,744
TEXTILES, APPAREL & LUXURY GOODS—0.3%
36,173	adidas AG ADR (Germany)[1]	3,196
TOTAL COMMON STOCKS (Cost $828,442)		1,062,346
TOTAL INVESTMENTS—99.4% (Cost $828,442)		1,062,346
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		6,370
TOTAL NET ASSETS—100%		$1,068,716

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Core ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.5%
Shares		Value
AEROSPACE & DEFENSE—6.6%
181	General Dynamics Corp.	$63
1,099	Hexcel Corp.	91
396	Woodward, Inc.	126
		280
AIR FREIGHT & LOGISTICS—2.0%
429	CH Robinson Worldwide, Inc.	84
BANKS—3.3%
588	East West Bancorp, Inc.	67
488	Wintrust Financial Corp.	72
		139
BUILDING PRODUCTS—1.9%
1,234	Masco Corp.	82
CAPITAL MARKETS—7.1%
355	Houlihan Lokey, Inc.	60
434	Intercontinental Exchange, Inc.	76
490	Raymond James Financial, Inc.	81
684	Stifel Financial Corp.	84
		301
CHEMICALS—4.8%
552	Albemarle Corp.	94
547	Eastman Chemical Co.	38
1,082	Scotts Miracle-Gro Co.	70
		202
COMMERCIAL SERVICES & SUPPLIES—2.0%
404	Republic Services, Inc.	87
CONSTRUCTION & ENGINEERING—1.7%
98	EMCOR Group, Inc.	71
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
635	Sysco Corp.	53
CONTAINERS & PACKAGING—1.4%
259	Packaging Corp. of America	58
ELECTRICAL EQUIPMENT—2.5%
1,471	Sensata Technologies Holding PLC	51
301	Vertiv Holdings Co. Class A	56
		107
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.8%
471	Arrow Electronics, Inc. *	62
452	Keysight Technologies, Inc. *	98
		160
ENERGY EQUIPMENT & SERVICES—1.7%
900	Helmerich & Payne, Inc.	30
841	SLB Ltd.	41
		71
FINANCIAL SERVICES—0.9%
529	Global Payments, Inc.	38
GROUND TRANSPORTATION—1.5%
1,738	CSX Corp.	66

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—4.8%
228	Cencora, Inc.	$82
1,264	Centene Corp. *	54
250	Labcorp Holdings, Inc.	68
		204
HOTELS, RESTAURANTS & LEISURE—1.8%
377	Darden Restaurants, Inc.	75
HOUSEHOLD DURABLES—1.6%
445	DR Horton, Inc.	66
INDUSTRIAL REITS—0.7%
2,489	Americold Realty Trust, Inc.	31
INSURANCE—4.8%
190	Progressive Corp.	40
420	Reinsurance Group of America, Inc. Class A	85
274	RenaissanceRe Holdings Ltd. (Bermuda)	77
		202
IT SERVICES—3.2%
670	Akamai Technologies, Inc. *	65
578	Twilio, Inc. Class A*	70
		135
LIFE SCIENCES TOOLS & SERVICES—6.9%
461	Agilent Technologies, Inc.	62
168	Bio-Rad Laboratories, Inc. Class A*	49
447	IQVIA Holdings, Inc. *	103
1,470	Qiagen NV	79
		293
MACHINERY—6.3%
192	Cummins, Inc.	111
385	Dover Corp.	77
218	Snap-on, Inc.	80
		268
MULTI-UTILITIES—1.7%
644	WEC Energy Group, Inc.	71
OFFICE REITS—1.2%
793	BXP, Inc.	51
OIL, GAS & CONSUMABLE FUELS—2.0%
2,087	Coterra Energy, Inc.	60
749	Murphy Oil Corp.	23
		83
PROFESSIONAL SERVICES—1.1%
234	Broadridge Financial Solutions, Inc.	46
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.9%
723	CBRE Group, Inc. Class A*	123
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.4%
213	Applied Materials, Inc.	69
942	Entegris, Inc.	111
878	Skyworks Solutions, Inc.	49
		229
SOFTWARE—1.8%
167	Synopsys, Inc. *	78

⬤

Harbor Mid Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—0.9%
217	SBA Communications Corp.	$40
SPECIALTY RETAIL—5.4%
417	Ross Stores, Inc.	79
388	TJX Cos., Inc.	58
140	Ulta Beauty, Inc. *	90
		227
TRADING COMPANIES & DISTRIBUTORS—1.6%
368	GATX Corp.	67
TOTAL COMMON STOCKS (Cost $3,412)		4,088
TOTAL INVESTMENTS—96.5% (Cost $3,412)		4,088
CASH AND OTHER ASSETS, LESS LIABILITIES—3.5%		148
TOTAL NET ASSETS—100%		$4,236

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Value ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—3.0%
301	Huntington Ingalls Industries, Inc.	$127
AUTOMOBILE COMPONENTS—1.3%
1,125	BorgWarner, Inc.	53
BANKS—6.4%
1,203	Bank OZK	57
587	Pinnacle Financial Partners, Inc.	56
660	Popular, Inc. (Puerto Rico)	88
1,036	Webster Financial Corp.	68
		269
BUILDING PRODUCTS—1.2%
775	Masco Corp.	51
CAPITAL MARKETS—8.8%
180	FactSet Research Systems, Inc.	46
704	Intercontinental Exchange, Inc.	122
555	Raymond James Financial, Inc.	92
889	Stifel Financial Corp.	110
		370
CHEMICALS—4.8%
405	Albemarle Corp.	69
557	CF Industries Holdings, Inc.	52
470	Eastman Chemical Co.	33
740	Scotts Miracle-Gro Co.	47
		201
CONSTRUCTION MATERIALS—1.2%
246	Eagle Materials, Inc.	50
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
639	Sysco Corp.	54
CONTAINERS & PACKAGING—0.7%
623	Sonoco Products Co.	30
DISTRIBUTORS—1.0%
1,321	LKQ Corp.	43
ELECTRICAL EQUIPMENT—3.6%
783	Nextpower, Inc. Class A*	92
379	Regal Rexnord Corp.	61
		153
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.6%
1,154	Avnet, Inc.	72
2,572	Flex Ltd. *	162
		234
ENERGY EQUIPMENT & SERVICES—1.6%
3,607	NOV, Inc.	66
FINANCIAL SERVICES—1.1%
653	Global Payments, Inc.	47
GAS UTILITIES—1.5%
384	Atmos Energy Corp.	64
GROUND TRANSPORTATION—2.9%
1,973	CSX Corp.	74

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—Continued
1,740	Schneider National, Inc. Class B	$47
		121
HEALTH CARE PROVIDERS & SERVICES—3.1%
846	Centene Corp. *	37
121	Humana, Inc.	24
255	Labcorp Holdings, Inc.	69
		130
HEALTH CARE REITS—0.5%
364	Alexandria Real Estate Equities, Inc.	20
HOTELS, RESTAURANTS & LEISURE—5.1%
483	Darden Restaurants, Inc.	96
367	Royal Caribbean Cruises Ltd.	119
		215
HOUSEHOLD DURABLES—1.5%
412	DR Horton, Inc.	61
INSURANCE—5.3%
373	Progressive Corp.	78
374	Reinsurance Group of America, Inc. Class A	76
242	RenaissanceRe Holdings Ltd. (Bermuda)	68
		222
IT SERVICES—1.4%
592	Akamai Technologies, Inc. *	58
LIFE SCIENCES TOOLS & SERVICES—3.2%
291	Charles River Laboratories International, Inc. *	61
326	IQVIA Holdings, Inc. *	75
		136
MACHINERY—7.2%
274	Cummins, Inc.	159
910	Flowserve Corp.	71
202	Snap-on, Inc.	74
		304
MULTI-UTILITIES—1.3%
503	WEC Energy Group, Inc.	56
OFFICE REITS—2.7%
708	BXP, Inc.	46
2,176	Vornado Realty Trust	69
		115
OIL, GAS & CONSUMABLE FUELS—2.7%
1,704	Murphy Oil Corp.	51
791	ONEOK, Inc.	63
		114
PROFESSIONAL SERVICES—1.2%
254	Broadridge Financial Solutions, Inc.	50
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.6%
634	CBRE Group, Inc. Class A*	108
RESIDENTIAL REITS—1.2%
195	Essex Property Trust, Inc.	49

⬤

Harbor Mid Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.2%
270	Applied Materials, Inc.	$87
1,496	ON Semiconductor Corp. *	90
		177
SOFTWARE—2.9%
257	Synopsys, Inc. *	120
SPECIALTY RETAIL—3.6%
1,240	Bath & Body Works, Inc.	27
298	Ross Stores, Inc.	56
462	TJX Cos., Inc.	69
		152

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.7%
392	GATX Corp.	$71
TOTAL COMMON STOCKS (Cost $3,435)		4,091
TOTAL INVESTMENTS—97.4% (Cost $3,435)		4,091
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		108
TOTAL NET ASSETS—100%		$4,199

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Multi-Asset Explorer ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—99.8%
Shares		Value
COMMODITY FUNDS—9.5%
1,377	iShares Bitcoin Trust ETF *	$65
9,327	SPDR Gold MiniShares Trust *	896
		961
EQUITY FUNDS—70.9%
14,268	Franklin FTSE Japan ETF	522
10,566	Franklin FTSE United Kingdom ETF	374
1,628	Global X Copper Miners ETF	138
2,405	Invesco KBW Bank ETF	207
1,755	Invesco Nasdaq 100 ETF	449
3,095	iShares Core MSCI EAFE ETF	291
15,333	iShares Core MSCI Emerging Markets ETF	1,113
2,575	iShares Core S&P 500 ETF	1,790
1,402	iShares Expanded Tech-Software Sector ETF *	127
779	iShares MSCI USA Momentum Factor ETF	199
801	iShares Russell 2000 ETF	208
3,516	State Street Communication Services Select Sector SPDR ETF	422
662	State Street Health Care Select Sector SPDR ETF	102
1,505	State Street SPDR S&P Regional Banking ETF	103
3,731	State Street Technology Select Sector SPDR ETF	537

EXCHANGE-TRADED FUNDS—Continued
Shares		Value
EQUITY FUNDS—Continued
6,407	Vanguard FTSE Europe ETF	$561
		7,143
FIXED INCOME FUNDS—19.4%
6,980	iShares Broad USD Investment Grade Corporate Bond ETF	363
1,264	iShares MBS ETF	121
2,664	iShares TIPS Bond ETF	294
11,914	State Street SPDR Portfolio High Yield Bond ETF	284
11,751	Vanguard Emerging Markets Government Bond ETF	795
1,760	Vanguard Long-Term Treasury ETF	98
		1,955
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,226)		10,059
TOTAL INVESTMENTS—99.8% (Cost $9,226)		10,059
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		20
TOTAL NET ASSETS—100%		$10,079

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.5%
Shares		Value
AEROSPACE & DEFENSE—1.6%
31,296	Hanwha Systems Co. Ltd. (South Korea)*	$2,048
AIR FREIGHT & LOGISTICS—0.4%
360,700	JD Logistics, Inc. (China)*,1	517
AUTOMOBILE COMPONENTS—0.3%
7,000	Huizhou Desay Sv Automotive Co. Ltd. Class A (China)	123
628	Hyundai Mobis Co. Ltd. (South Korea)	196
		319
AUTOMOBILES—5.1%
42,294	Kia Corp. (South Korea)	4,484
508,345	Tata Motors Passenger Vehicles Ltd. (India)	1,930
		6,414
BANKS—15.7%
69,113	Al Rajhi Bank (Saudi Arabia)	1,975
2,188,236	Banco de Chile (Chile)	482
5,310,550	Bank of China Ltd. Class H (China)	3,175
3,087,656	China Construction Bank Corp. Class H (China)	3,126
61,790	Commercial International Bank - Egypt (CIB) (Egypt)	176
355	Credicorp Ltd. (Peru)	127
32,577	Eurobank SA Class A (Greece)	160
127,697	Grupo Financiero Banorte SAB de CV Class O (Mexico)	1,440
313,141	Kuwait Finance House KSCP (Kuwait)	824
591,346	Malayan Banking Bhd. (Malaysia)	1,770
13,998	Moneta Money Bank AS (Czech Republic)[1]	141
31,406	National Bank of Greece SA (Greece)	555
186,310	Nedbank Group Ltd. (South Africa)	3,060
3,543	OTP Bank Nyrt (Hungary)	446
51,887	Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	1,352
153,932	Qatar National Bank QPSC (Qatar)	837
		19,646
BEVERAGES—0.7%
81,600	Arca Continental SAB de CV (Mexico)	919
BIOTECHNOLOGY—0.5%
3,843	Celltrion, Inc. (South Korea)	561
CAPITAL MARKETS—1.9%
39,200	Banco BTG Pactual SA (Brazil)	447
70,062	HDFC Asset Management Co. Ltd. (India)[1]	1,911
		2,358
CHEMICALS—2.0%
90,692	Asian Paints Ltd. (India)	2,397
21,100	Guangzhou Tinci Materials Technology Co. Ltd. Class A (China)	123
		2,520
COMMUNICATIONS EQUIPMENT—2.1%
34,400	Hengtong Optic-electric Co. Ltd. Class A (China)	173
24,600	Zhongji Innolight Co. Ltd. Class A (China)	2,298
22,300	ZTE Corp. Class A (China)	124
		2,595
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.1%
174,700	JD Health International, Inc. (China)*,1	1,414

COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—0.2%
85,194	Klabin SA (Brazil)	$310
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
174,732	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	937
ELECTRICAL EQUIPMENT—1.4%
80,000	Sungrow Power Supply Co. Ltd. Class A (China)	1,739
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
12,200	Accelink Technologies Co. Ltd. Class A (China)	127
ENTERTAINMENT—0.4%
23,457	International Games System Co. Ltd. (Taiwan)	534
FINANCIAL SERVICES—0.7%
154,068	FirstRand Ltd. (South Africa)	883
FOOD PRODUCTS—0.5%
46,474	Nestle India Ltd. (India)	673
GAS UTILITIES—1.6%
1,944,000	Kunlun Energy Co. Ltd. (China)	1,991
HOTELS, RESTAURANTS & LEISURE—0.2%
83,600	Tongcheng Travel Holdings Ltd. (China)	249
HOUSEHOLD DURABLES—4.2%
244,300	Haier Smart Home Co. Ltd. Class A (China)	883
63,377	LG Electronics, Inc. (South Korea)	4,363
		5,246
INDUSTRIAL CONGLOMERATES—2.1%
12,412	Samsung C&T Corp. (South Korea)	2,600
INDUSTRIAL REITS—0.1%
27,254	Prologis Property Mexico SA de CV (Mexico)	125
INSURANCE—3.2%
680,656	China Life Insurance Co. Ltd. Class H (China)	3,039
441,904	PICC Property & Casualty Co. Ltd. Class H (China)	916
		3,955
MACHINERY—2.3%
573,329	Tata Motors Ltd. (India)*	2,851
METALS & MINING—5.7%
51,200	CMOC Group Ltd. Class A (China)	179
108,195	JSW Steel Ltd. (India)	1,428
3,100,000	MMG Ltd. (China)*	4,084
1,444,801	NMDC Ltd. (India)	1,272
20,300	Xiamen Tungsten Co. Ltd. Class A (China)	165
		7,128
OIL, GAS & CONSUMABLE FUELS—2.8%
1,185,355	PTT PCL (Thailand)	1,281
257,908	Saudi Arabian Oil Co. (Saudi Arabia)[1]	1,774
258,600	United Tractors Tbk. PT (Indonesia)	401
		3,456
PHARMACEUTICALS—3.1%
47,748	SK Biopharmaceuticals Co. Ltd. (South Korea)*	3,914

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
33,500	China Resources Land Ltd. (China)	$132
22,600	China Resources Mixc Lifestyle Services Ltd. (China)[1]	134
211,144	Emaar Properties PJSC (United Arab Emirates)	862
79,700	KE Holdings, Inc. Class A (China)	513
		1,641
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.5%
36,530	Alchip Technologies Ltd. (Taiwan)	3,627
54,010	Global Unichip Corp. (Taiwan)	4,497
78,284	MediaTek, Inc. (Taiwan)	4,378
39,555	Realtek Semiconductor Corp. (Taiwan)	608
		13,110
SPECIALTY RETAIL—0.7%
9,800	China Tourism Group Duty Free Corp. Ltd. Class A (China)	126
28,000	Pop Mart International Group Ltd. (China)[1]	801
		927
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—16.5%
224,216	Asustek Computer, Inc. (Taiwan)	3,534
4,237	King Slide Works Co. Ltd. (Taiwan)	423
3,288,047	Lenovo Group Ltd. (China)	3,737
485,526	Quanta Computer, Inc. (Taiwan)	4,320
208,742	Wistron Corp. (Taiwan)	866
29,668	Wiwynn Corp. (Taiwan)	3,370
955,837	Xiaomi Corp. Class B (China)*,1	4,344
		20,594
TEXTILES, APPAREL & LUXURY GOODS—0.1%
1,800	Laopu Gold Co. Ltd. Class H (China)	179

COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—0.4%
40,370	International Container Terminal Services, Inc. (Philippines)	$440
WIRELESS TELECOMMUNICATION SERVICES—7.2%
198,221	Bharti Airtel Ltd. (India)	4,243
826,200	TIM SA (Brazil)	3,849
104,502	Vodacom Group Ltd. (South Africa)	974
		9,066
TOTAL COMMON STOCKS (Cost $105,219)		121,986

PREFERRED STOCKS—1.1%

BANKS—0.9%
133,810	Itau Unibanco Holding SA (Brazil)	1,157
CHEMICALS—0.2%
3,653	Sociedad Quimica y Minera de Chile SA Class B (Chile)*	283
TOTAL PREFERRED STOCKS (Cost $1,106)		1,440
TOTAL INVESTMENTS—98.6% (Cost $106,325)		123,426
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		1,722
TOTAL NET ASSETS—100%		$125,148

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2026. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2025 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 01/31/2026 (000s)
Common Stock	$1,491	$2,862	$(2,445)	$—	$1,066	$(123)	$—	$(2,851)	$—

*
Non-income producing security
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $11,036 or 9% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—0.7%
3,933	Airbus SE (France)	$902
AUTOMOBILE COMPONENTS—1.4%
134,472	Denso Corp. (Japan)	1,862
AUTOMOBILES—3.5%
71,127	Mercedes-Benz Group AG (Germany)	4,872
BANKS—11.9%
21,636	Banco Bilbao Vizcaya Argentaria SA (Spain)	550
45,166	Banco BPM SpA (Italy)	676
73,078	Banco de Sabadell SA (Spain)	286
226,431	Banco Santander SA (Spain)	2,893
340,140	Barclays PLC (United Kingdom)	2,263
10	DBS Group Holdings Ltd. (Singapore)	—
2,317	KBC Group NV (Belgium)	327
20,872	Royal Bank of Canada (Canada)	3,475
20,811	Societe Generale SA (France)	1,821
10,217	Toronto-Dominion Bank (Canada)	955
36,204	UniCredit SpA (Italy)	3,152
		16,398
BEVERAGES—1.2%
24,131	Anheuser-Busch InBev SA (Belgium)	1,718
BIOTECHNOLOGY—3.2%
115,195	Swedish Orphan Biovitrum AB (Sweden)*	4,358
CAPITAL MARKETS—3.6%
25,836	3i Group PLC (United Kingdom)	1,184
8,247	Futu Holdings Ltd. ADR (Hong Kong)*,1	1,341
175,900	Singapore Exchange Ltd. (Singapore)	2,438
		4,963
CHEMICALS—1.9%
38,230	Akzo Nobel NV (Netherlands)	2,687
16	Nitto Denko Corp. (Japan)	1
		2,688
COMMERCIAL SERVICES & SUPPLIES—1.4%
124,528	Brambles Ltd. (Australia)	1,942
COMMUNICATIONS EQUIPMENT—1.1%
145,136	Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,575
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.0%
4,506	George Weston Ltd. (Canada)	314
39,973	Kesko OYJ Class B (Finland)	1,011
		1,325
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
611	Swisscom AG (Switzerland)	501
ELECTRICAL EQUIPMENT—2.8%
126,801	Vestas Wind Systems AS (Denmark)	3,857
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
5,300	Keyence Corp. (Japan)	1,933
ENTERTAINMENT—3.5%
73,608	Nintendo Co. Ltd. (Japan)	4,782
FINANCIAL SERVICES—1.3%
21,940	EXOR NV (Netherlands)	1,797

COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—0.2%
7,400	Tokyo Gas Co. Ltd. (Japan)	$327
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
16,240	Sonova Holding AG (Switzerland)	4,443
10,620	Straumann Holding AG (Switzerland)	1,279
		5,722
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.5%
16,923	Brookfield Renewable Corp. (Canada)	705
INDUSTRIAL CONGLOMERATES—1.1%
1,045	Siemens AG (Germany)	318
35,989	Smiths Group PLC (United Kingdom)	1,236
		1,554
INDUSTRIAL REITS—0.2%
13,871	Goodman Group (Australia)	297
INSURANCE—9.0%
4,907	Ageas SA (Belgium)	349
33,128	AXA SA (France)	1,509
54,978	Insurance Australia Group Ltd. (Australia)	291
54,088	Manulife Financial Corp. (Canada)	2,060
1,075,129	Medibank Pvt Ltd. (Australia)	3,459
56	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	34
161,979	Sampo OYJ Class A (Finland)	1,805
13,005	Sun Life Financial, Inc. (Canada)	819
2,907	Zurich Insurance Group AG (Switzerland)	2,065
		12,391
MACHINERY—1.4%
9,765	Alstom SA (France)*	313
46,100	Daifuku Co. Ltd. (Japan)	1,649
		1,962
MARINE TRANSPORTATION—2.1%
87,048	Nippon Yusen KK (Japan)	2,853
MEDIA—0.9%
11,806	Publicis Groupe SA (France)	1,178
METALS & MINING—5.9%
588,777	Glencore PLC (United Kingdom)*	4,022
54,592	Lundin Gold, Inc. (Canada)	4,093
		8,115
MULTI-UTILITIES—1.9%
1,003,572	Centrica PLC (United Kingdom)	2,622
OIL, GAS & CONSUMABLE FUELS—5.9%
376,969	BP PLC (United Kingdom)	2,392
47,633	Enbridge, Inc. (Canada)	2,325
21,989	Equinor ASA (Norway)	587
56,955	Galp Energia SGPS SA (Portugal)	1,130
97,206	Woodside Energy Group Ltd. (Australia)	1,717
		8,151
PASSENGER AIRLINES—0.7%
206,500	Singapore Airlines Ltd. (Singapore)	1,031
PERSONAL CARE PRODUCTS—3.6%
10,733	L’Oreal SA (France)	4,924

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—3.7%
18,135	AstraZeneca PLC (United Kingdom)	$3,375
114	Ipsen SA (France)	19
3,871	Roche Holding AG (United States)	1,756
		5,150
PROFESSIONAL SERVICES—1.9%
49,704	Recruit Holdings Co. Ltd. (Japan)	2,601
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.0%
20	Daito Trust Construction Co. Ltd. (Japan)	—
1,332	Sun Hung Kai Properties Ltd. (Hong Kong)	22
		22
RETAIL REITS—0.4%
15,141	Klepierre SA (France)	582
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
602	ASML Holding NV (Netherlands)	868
19,148	Lasertec Corp. (Japan)	4,502
		5,370
SOFTWARE—2.1%
14,221	Check Point Software Technologies Ltd. (Israel)*	2,553
1,898	SAP SE (Germany)	384
		2,937
SPECIALTY RETAIL—1.3%
62,484	Zalando SE (Germany)*,2	1,803

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—1.1%
26,311	Moncler SpA (Italy)	$1,529
TRADING COMPANIES & DISTRIBUTORS—5.7%
18,850	AerCap Holdings NV (Ireland)	2,708
5,526	Rexel SA (France)	233
134,158	Toyota Tsusho Corp. (Japan)	4,859
		7,800
WIRELESS TELECOMMUNICATION SERVICES—0.1%
46,029	Vodafone Group PLC (United Kingdom)	68
TOTAL COMMON STOCKS (Cost $112,794)		135,167

PREFERRED STOCKS—2.1%

(Cost $2,374)
AUTOMOBILES—2.1%
23,979	Volkswagen AG (Germany)	2,918
TOTAL INVESTMENTS—100.1% (Cost $115,168)		138,085
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(89)
TOTAL NET ASSETS—100%		$137,996

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $1,803 or 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AEROSPACE & DEFENSE—2.2%
16,570	General Dynamics Corp.	$5,818
18,756	General Electric Co.	5,754
884	HEICO Corp.	293
14,445	RTX Corp.	2,902
		14,767
AUTOMOBILE COMPONENTS—0.5%
11,194	Aptiv PLC (Jersey)*	848
47,734	BorgWarner, Inc.	2,263
		3,111
AUTOMOBILES—2.8%
77,116	General Motors Co.	6,478
27,417	Tesla, Inc. *	11,800
		18,278
BANKS—3.8%
65,127	Bank of America Corp.	3,465
2	Commerce Bancshares, Inc.	—
26,638	JPMorgan Chase & Co.	8,148
2,678	M&T Bank Corp.	593
18,703	Popular, Inc. (Puerto Rico)	2,497
120,690	Regions Financial Corp.	3,440
78,644	Wells Fargo & Co.	7,117
		25,260
BEVERAGES—1.1%
46,626	Coca-Cola Co.	3,488
23,642	PepsiCo, Inc.	3,632
		7,120
BIOTECHNOLOGY—1.5%
5,240	AbbVie, Inc.	1,169
14,630	Gilead Sciences, Inc.	2,077
53,195	Incyte Corp. *	5,323
4,847	Natera, Inc. *	1,120
		9,689
BROADLINE RETAIL—4.4%
100,504	Amazon.com, Inc. *	24,050
56,289	eBay, Inc.	5,135
		29,185
BUILDING PRODUCTS—0.8%
10,755	Allegion PLC	1,779
9,555	Carrier Global Corp.	569
23,588	Johnson Controls International PLC	2,813
		5,161
CAPITAL MARKETS—3.0%
38,748	Bank of New York Mellon Corp.	4,647
6,845	Charles Schwab Corp.	711
14,517	Morgan Stanley	2,654
37,967	Northern Trust Corp.	5,673
27,881	State Street Corp.	3,648
17,435	Stifel Financial Corp.	2,150
		19,483
CHEMICALS—1.3%
79,834	Corteva, Inc.	5,812

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
69,190	DuPont de Nemours, Inc.	$3,039
		8,851
COMMUNICATIONS EQUIPMENT—1.4%
31,047	Arista Networks, Inc. *	4,401
9,356	Ciena Corp. *	2,356
35,870	Cisco Systems, Inc.	2,809
		9,566
CONSTRUCTION & ENGINEERING—0.3%
22,922	AECOM	2,210
CONSUMER FINANCE—1.3%
5,603	American Express Co.	1,973
6,840	Capital One Financial Corp.	1,498
71,112	Synchrony Financial	5,165
		8,636
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.7%
9,454	Costco Wholesale Corp.	8,889
30,867	U.S. Foods Holding Corp. *	2,581
50,960	Walmart, Inc.	6,072
		17,542
CONTAINERS & PACKAGING—0.2%
13,332	Crown Holdings, Inc.	1,396
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
95,936	Comcast Corp. Class A	2,854
ELECTRIC UTILITIES—1.8%
108,163	Exelon Corp.	4,844
27,526	NextEra Energy, Inc.	2,419
30,091	NRG Energy, Inc.	4,593
		11,856
ELECTRICAL EQUIPMENT—0.6%
10,274	AMETEK, Inc.	2,301
1,089	GE Vernova, Inc.	791
5,504	Vertiv Holdings Co. Class A	1,025
		4,117
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
9,579	Flex Ltd. *	604
15,377	TD SYNNEX Corp.	2,440
		3,044
ENERGY EQUIPMENT & SERVICES—1.0%
116,174	Baker Hughes Co.	6,510
FINANCIAL SERVICES—2.8%
11,104	Berkshire Hathaway, Inc. Class B*	5,336
16,454	Mastercard, Inc. Class A	8,865
47,400	PayPal Holdings, Inc.	2,497
4,470	Visa, Inc. Class A	1,439
43,671	Western Union Co.	409
		18,546
FOOD PRODUCTS—0.4%
40,548	Tyson Foods, Inc. Class A	2,649

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—0.4%
27,713	National Fuel Gas Co.	$2,321
GROUND TRANSPORTATION—0.0%
3,971	Uber Technologies, Inc. *	318
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
63,736	Boston Scientific Corp. *	5,961
4,661	Intuitive Surgical, Inc. *	2,350
		8,311
HEALTH CARE PROVIDERS & SERVICES—1.3%
6,166	Humana, Inc.	1,204
7,056	McKesson Corp.	5,865
8,826	Tenet Healthcare Corp. *	1,670
		8,739
HOTELS, RESTAURANTS & LEISURE—1.2%
1,150	Booking Holdings, Inc.	5,752
6,351	Royal Caribbean Cruises Ltd.	2,062
		7,814
INSURANCE—2.8%
25,183	Allstate Corp.	5,011
21,589	Axis Capital Holdings Ltd.	2,228
3,388	Chubb Ltd.	1,049
37,450	Hartford Insurance Group, Inc.	5,058
8,688	RenaissanceRe Holdings Ltd. (Bermuda)	2,447
8,782	Travelers Cos., Inc.	2,499
		18,292
INTERACTIVE MEDIA & SERVICES—9.5%
126,395	Alphabet, Inc. Class A	42,722
27,499	Meta Platforms, Inc. Class A	19,703
		62,425
IT SERVICES—0.4%
12,096	Snowflake, Inc. *	2,331
LIFE SCIENCES TOOLS & SERVICES—0.4%
21,831	Agilent Technologies, Inc.	2,922
MACHINERY—2.3%
2,718	Caterpillar, Inc.	1,787
12,576	ITT, Inc.	2,293
22,203	Oshkosh Corp.	3,193
44,155	Pentair PLC	4,653
15,345	Westinghouse Air Brake Technologies Corp.	3,531
		15,457
MEDIA—0.0%
3,851	Versant Media Group, Inc. *	125
METALS & MINING—1.8%
34,748	Alcoa Corp.	1,974
54,559	Freeport-McMoRan, Inc.	3,286
60,465	Newmont Corp.	6,793
		12,053
MULTI-UTILITIES—1.5%
45,276	Consolidated Edison, Inc.	4,828
36,339	DTE Energy Co.	4,883
		9,711

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—2.7%
31,835	Chevron Corp.	$5,632
123,338	Devon Energy Corp.	4,959
23,068	EOG Resources, Inc.	2,587
29,672	Exxon Mobil Corp.	4,196
3,617	Marathon Petroleum Corp.	637
		18,011
PASSENGER AIRLINES—0.9%
69,173	Delta Air Lines, Inc.	4,558
14,043	United Airlines Holdings, Inc. *	1,437
		5,995
PHARMACEUTICALS—3.5%
60,264	Bristol-Myers Squibb Co.	3,317
11,545	Eli Lilly & Co.	11,974
34,234	Johnson & Johnson	7,780
		23,071
PROFESSIONAL SERVICES—0.3%
49,169	Genpact Ltd.	2,168
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
6,788	Jones Lang LaSalle, Inc. *	2,430
RETAIL REITS—0.5%
16,314	Simon Property Group, Inc.	3,121
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.8%
13,642	Advanced Micro Devices, Inc. *	3,229
9,276	Analog Devices, Inc.	2,884
61,765	Broadcom, Inc.	20,463
41,190	Lam Research Corp.	9,616
21,038	Micron Technology, Inc.	8,728
284,252	NVIDIA Corp.	54,329
30,641	QUALCOMM, Inc.	4,645
		103,894
SOFTWARE—9.1%
11,231	Autodesk, Inc. *	2,840
25,137	Elastic NV *	1,657
8,998	Intuit, Inc.	4,489
86,041	Microsoft Corp.	37,023
9,754	Oracle Corp.	1,605
19,763	Palantir Technologies, Inc. Class A*	2,897
44,376	RingCentral, Inc. Class A*	1,148
10,568	Salesforce, Inc.	2,244
34,256	ServiceNow, Inc. *	4,008
25,510	Zoom Communications, Inc. *	2,350
		60,261
SPECIALIZED REITS—0.3%
12,809	American Tower Corp.	2,296
SPECIALTY RETAIL—0.2%
5,374	Ross Stores, Inc.	1,014
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.8%
173,331	Apple, Inc.	44,976
TEXTILES, APPAREL & LUXURY GOODS—0.3%
14,425	Tapestry, Inc.	1,831

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TOBACCO—1.4%
7,669	Altria Group, Inc.	$475
47,581	Philip Morris International, Inc.	8,538
		9,013
TOTAL COMMON STOCKS (Cost $598,499)		658,731
TOTAL INVESTMENTS—99.9% (Cost $598,499)		658,731
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		799
TOTAL NET ASSETS—100%		$659,530

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha High-Yield ETF (currently, Harbor Ares Systematic High Yield ETF)
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—98.2%
Principal Amount		Value
AEROSPACE & DEFENSE—2.2%
$490	AAR Escrow Issuer LLC 6.750%—03/15/2029[1]	$507
800	Bombardier, Inc. 7.450%—05/01/2034[1]	897
800	Moog, Inc. 4.250%—12/15/2027[1]	796
	TransDigm, Inc.
400	4.625%—01/15/2029	398
600	6.375%—03/01/2029[1]	618
633	6.625%—03/01/2032[1]	655
		1,671
		3,871
AUTO COMPONENTS—0.4%
700	Aptiv Swiss Holdings Ltd. 6.875%—12/15/2054[2]	732
AUTOMOBILE COMPONENTS—0.7%
400	Garrett Motion Holdings, Inc./Garrett LX I SARL 7.750%—05/31/2032[1]	424
800	Phinia, Inc. 6.750%—04/15/2029[1]	828
		1,252
AUTOMOBILES—3.8%
1,716	Allison Transmission, Inc. 3.750%—01/30/2031[1]	1,618
1,300	Aston Martin Capital Holdings Ltd. 10.000%—03/31/2029[1]	1,161
967	New Flyer Holdings, Inc. 9.250%—07/01/2030[1]	1,043
1,100	Nissan Motor Acceptance Co. LLC 6.125%—09/30/2030[1]	1,098
1,250	Nissan Motor Co. Ltd. 7.750%—07/17/2032[1]	1,320
600	Wabash National Corp. 4.500%—10/15/2028[1]	559
		6,799
BANKS—0.5%
800	Intesa Sanpaolo SpA 4.950%—06/01/2042[1,2]	702
100	UniCredit SpA 5.459%—06/30/2035[1,2]	102
		804
BIOTECHNOLOGY—1.4%
200	Emergent BioSolutions, Inc. 3.875%—08/15/2028[1]	179
	Genmab AS/Genmab Finance LLC
700	6.250%—12/15/2032[1]	718
1,572	7.250%—12/15/2033[1]	1,665
		2,383
		2,562
BUILDING PRODUCTS—0.7%
959	Griffon Corp. 5.750%—03/01/2028	959

Corporate Bonds & Notes—Continued
Principal Amount		Value
BUILDING PRODUCTS—Continued
$488	JELD-WEN, Inc. 7.000%—09/01/2032[1]	$306
		1,265
CAPITAL MARKETS—1.1%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
1,000	9.000%—06/15/2030	977
600	9.750%—01/15/2029	604
300	10.000%—11/15/2029[1]	303
		1,884
CHEMICALS—1.9%
800	CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%—06/15/2028[1]	801
172	Mativ Holdings, Inc. 8.000%—10/01/2029[1]	173
800	Perimeter Holdings LLC 6.250%—01/15/2034[1]	801
800	Rain Carbon, Inc. 12.250%—09/01/2029[1]	851
700	SK Invictus Intermediate II SARL 5.000%—10/30/2029[1]	689
200	Tronox, Inc. 4.625%—03/15/2029[1]	154
		3,469
COMMERCIAL SERVICES & SUPPLIES—5.0%
1,200	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	1,198
525	APi Group DE, Inc. 4.125%—07/15/2029[1]	513
512	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.375%—06/15/2032[1]	527
600	Cimpress PLC 7.375%—09/15/2032[1]	617
500	Deluxe Corp. 8.000%—06/01/2029[1]	511
500	GEO Group, Inc. 10.250%—04/15/2031	546
286	Hertz Corp. 12.625%—07/15/2029[1]	288
1,834	HNI Corp. 5.125%—01/18/2029[1]	1,812
	Pitney Bowes, Inc.
400	6.875%—03/15/2027[1]	401
600	7.250%—03/15/2029[1]	607
		1,008
950	PROG Holdings, Inc. 6.000%—11/15/2029[1]	944
	Sabre GLBL, Inc.
353	10.750%—11/15/2029-03/15/2030[1]	285
200	11.125%—07/15/2030[1]	162
		447
900	ZipRecruiter, Inc. 5.000%—01/15/2030[1]	625
		9,036

⬤

Harbor Scientific Alpha High-Yield ETF (currently, Harbor Ares Systematic High Yield ETF)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—0.9%
$600	Ciena Corp. 4.000%—01/31/2030[1]	$579
1,000	Viasat, Inc. 7.500%—05/30/2031[1]	972
		1,551
CONSTRUCTION & ENGINEERING—2.9%
500	Arcosa, Inc. 4.375%—04/15/2029[1]	492
1,003	Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%—02/01/2032[1]	1,010
1,450	Dycom Industries, Inc. 4.500%—04/15/2029[1]	1,428
575	Great Lakes Dredge & Dock Corp. 5.250%—06/01/2029[1]	566
700	Tutor Perini Corp. 11.875%—04/30/2029[1]	774
1,000	VM Consolidated, Inc. 5.500%—04/15/2029[1]	984
		5,254
CONSUMER FINANCE—1.4%
	OneMain Finance Corp.
200	4.000%—09/15/2030	188
300	5.375%—11/15/2029	299
600	6.500%—03/15/2033	604
1,400	6.750%—09/15/2033	1,417
		2,508
CONTAINERS & PACKAGING—0.2%
400	OI European Group BV 4.750%—02/15/2030[1]	387
DIVERSIFIED FINANCIAL SERVICES—1.9%
443	Atlanticus Holdings Corp. 9.750%—09/01/2030[1]	422
600	Credit Acceptance Corp. 6.625%—03/15/2030[1]	602
	Enova International, Inc.
850	9.125%—08/01/2029[1]	900
200	11.250%—12/15/2028[1]	212
		1,112
1,181	goeasy Ltd. 6.875%—05/15/2030-02/15/2031[1]	1,116
200	LD Holdings Group LLC 8.750%—11/01/2027[1]	199
		3,451
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
956	APLD ComputeCo LLC 9.250%—12/15/2030[1]	994
	Hughes Satellite Systems Corp.
1,000	5.250%—08/01/2026	947
23	6.625%—08/01/2026	20
		967
500	Viavi Solutions, Inc. 3.750%—10/01/2029[1]	476
		2,437

Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—3.0%
	Edison International
$618	7.875%—06/15/2054[2]	$644
800	8.125%—06/15/2053[2]	829
		1,473
	EUSHI Finance, Inc.
750	6.250%—04/01/2056[2]	755
675	7.625%—12/15/2054[2]	710
		1,465
	NRG Energy, Inc.
400	3.625%—02/15/2031[1]	374
1,100	5.750%—07/15/2029[1]	1,101
		1,475
	Vistra Operations Co. LLC
100	5.625%—02/15/2027[1]	100
900	7.750%—10/15/2031[1]	953
		1,053
		5,466
ELECTRICAL EQUIPMENT—0.4%
	EnerSys
400	4.375%—12/15/2027[1]	397
366	6.625%—01/15/2032[1]	380
		777
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
1,300	TTM Technologies, Inc. 4.000%—03/01/2029[1]	1,264
ENERGY EQUIPMENT & SERVICES—1.1%
200	Bristow Group, Inc. 6.875%—03/01/2028[1]	200
1,618	Valaris Ltd. 8.375%—04/30/2030[1]	1,692
		1,892
ENTERTAINMENT—3.1%
100	Churchill Downs, Inc. 5.500%—04/01/2027[1]	100
	Light & Wonder International, Inc.
692	6.250%—10/01/2033[1]	701
200	7.500%—09/01/2031[1]	210
		911
	Live Nation Entertainment, Inc.
1,100	4.750%—10/15/2027[1]	1,100
500	6.500%—05/15/2027[1]	503
		1,603
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
1,000	4.625%—04/16/2029-04/06/2031[1]	880
350	8.450%—07/27/2030[1]	356
		1,236
900	Starz Capital Holdings LLC 5.500%—04/15/2029[1]	738

⬤

Harbor Scientific Alpha High-Yield ETF (currently, Harbor Ares Systematic High Yield ETF)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ENTERTAINMENT—Continued
	Warnermedia Holdings, Inc.
$413	4.279%—03/15/2032	$364
300	5.050%—03/15/2042	211
600	5.141%—03/15/2052	400
		975
		5,563
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.5%
226	Arbor Realty SR, Inc. 7.875%—07/15/2030[1]	207
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	689
800	Diversified Healthcare Trust 4.375%—03/01/2031	714
1,100	Iron Mountain Information Management Services, Inc. 5.000%—07/15/2032[1]	1,053
	Iron Mountain, Inc.
900	4.500%—02/15/2031[1]	861
200	5.250%—07/15/2030[1]	198
400	6.250%—01/15/2033[1]	405
		1,464
600	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%—02/01/2027[1]	597
	MPT Operating Partnership LP/MPT Finance Corp.
700	3.500%—03/15/2031	519
900	4.625%—08/01/2029	772
300	5.000%—10/15/2027	294
		1,585
		6,309
FINANCIAL SERVICES—0.1%
147	EZCORP, Inc. 7.375%—04/01/2032[1]	157
FOOD & STAPLES RETAILING—0.2%
300	United Natural Foods, Inc. 6.750%—10/15/2028[1]	301
FOOD PRODUCTS—0.5%
	U.S. Foods, Inc.
400	4.750%—02/15/2029[1]	400
400	5.750%—04/15/2033[1]	407
		807
HEALTH CARE PROVIDERS & SERVICES—1.6%
190	DaVita, Inc. 3.750%—02/15/2031[1]	175
799	Dentsply Sirona, Inc. 8.375%—09/12/2055[2]	789
	Encompass Health Corp.
1,200	4.500%—02/01/2028	1,195
700	4.625%—04/01/2031	686
		1,881
100	IQVIA, Inc. 5.000%—05/15/2027[1]	100
		2,945

Corporate Bonds & Notes—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—2.8%
$600	Boyd Gaming Corp. 4.750%—06/15/2031[1]	$585
1,471	Carnival Corp. 5.875%—06/15/2031[1]	1,522
200	Full House Resorts, Inc. 8.250%—02/15/2028[1]	183
	Hilton Domestic Operating Co., Inc.
500	3.625%—02/15/2032[1]	463
1,500	4.000%—05/01/2031[1]	1,433
		1,896
	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
100	4.875%—07/01/2031[1]	93
200	5.000%—06/01/2029[1]	194
		287
141	New Red Finance, Inc. 3.875%—01/15/2028[1]	139
100	Royal Caribbean Cruises Ltd. 4.250%—07/01/2026[1]	100
200	Travel & Leisure Co. 6.625%—07/31/2026[1]	201
100	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250%—05/15/2027[1]	101
		5,014
HOUSEHOLD DURABLES—2.0%
400	Beazer Homes USA, Inc. 7.250%—10/15/2029	405
450	Century Communities, Inc. 6.625%—09/15/2033[1]	456
600	M/I Homes, Inc. 4.950%—02/01/2028	599
	Somnigroup International, Inc.
300	3.875%—10/15/2031[1]	280
300	4.000%—04/15/2029[1]	291
		571
400	Taylor Morrison Communities, Inc. 5.125%—08/01/2030[1]	403
	Whirlpool Corp.
500	5.500%—03/01/2033	469
700	6.500%—06/15/2033	692
		1,161
		3,595
INTERACTIVE MEDIA & SERVICES—1.0%
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
750	3.500%—03/01/2029[1]	713
800	5.250%—12/01/2027[1]	799
		1,512
300	Snap, Inc. 6.875%—03/15/2034[1]	307
		1,819
INTERNET & CATALOG RETAIL—1.0%
200	ANGI Group LLC 3.875%—08/15/2028[1]	183

⬤

Harbor Scientific Alpha High-Yield ETF (currently, Harbor Ares Systematic High Yield ETF)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
INTERNET & CATALOG RETAIL—Continued
$300	Cogent Communications Group LLC/Cogent Finance, Inc. 6.500%—07/01/2032[1]	$276
71	Getty Images, Inc. 11.250%—02/21/2030[1]	64
	Match Group Holdings II LLC
300	3.625%—10/01/2031[1]	272
450	4.625%—06/01/2028[1]	446
500	5.625%—02/15/2029[1]	500
		1,218
100	Rakuten Group, Inc. 11.250%—02/15/2027[1]	107
		1,848
IT SERVICES—2.0%
289	Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.000%—11/01/2029[1]	234
	Seagate Data Storage Technology Pte. Ltd.
600	4.091%—06/01/2029[1]	589
533	5.750%—12/01/2034[1]	546
1,100	9.625%—12/01/2032[1]	1,244
		2,379
	Twilio, Inc.
400	3.625%—03/15/2029	383
150	3.875%—03/15/2031	142
		525
498	Unisys Corp. 10.625%—01/15/2031[1]	473
		3,611
LEISURE PRODUCTS—1.2%
500	Amer Sports Co. 6.750%—02/16/2031[1]	521
600	Life Time, Inc. 6.000%—11/15/2031[1]	616
1,000	VOC Escrow Ltd. 5.000%—02/15/2028[1]	1,000
		2,137
LIFE SCIENCES TOOLS & SERVICES—0.6%
	Charles River Laboratories International, Inc.
300	3.750%—03/15/2029[1]	290
750	4.000%—03/15/2031[1]	711
		1,001
MACHINERY—2.1%
1,400	BWX Technologies, Inc. 4.125%—06/30/2028-04/15/2029[1]	1,376
600	Columbus McKinnon Corp. 7.125%—02/01/2033[1]	603
500	GrafTech Finance, Inc. 4.625%—12/23/2029[1]	373
238	GrafTech Global Enterprises, Inc. 9.875%—12/23/2029[1]	204
500	Manitowoc Co., Inc. 9.250%—10/01/2031[1]	544

Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—Continued
$600	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	$584
		3,684
MEDIA—2.3%
	CCO Holdings LLC/CCO Holdings Capital Corp.
104	4.250%—02/01/2031[1]	95
781	7.375%—03/01/2031[1]	804
		899
	CSC Holdings LLC
200	3.375%—02/15/2031[1]	120
300	5.500%—04/15/2027[1]	265
200	6.500%—02/01/2029[1]	128
200	11.750%—01/31/2029[1]	146
		659
600	Discovery Communications LLC 6.350%—06/01/2040	498
	DISH DBS Corp.
500	5.125%—06/01/2029	443
300	5.250%—12/01/2026[1]	292
600	7.375%—07/01/2028	577
		1,312
200	News Corp. 3.875%—05/15/2029[1]	195
	Sinclair Television Group, Inc.
404	4.375%—12/31/2032[1]	321
297	5.500%—03/01/2030[1]	263
		584
		4,147
METALS & MINING—6.4%
1,189	Century Aluminum Co. 6.875%—08/01/2032[1]	1,233
400	Coeur Mining, Inc. 5.125%—02/15/2029[1]	400
	Commercial Metals Co.
500	3.875%—02/15/2031	475
300	4.125%—01/15/2030	291
		766
257	Compass Minerals International, Inc. 8.000%—07/01/2030[1]	273
750	Eldorado Gold Corp. 6.250%—09/01/2029[1]	754
	Fortescue Treasury Pty. Ltd.
168	4.375%—04/01/2031[1]	162
800	6.125%—04/15/2032[1]	834
		996
457	Hecla Mining Co. 7.250%—02/15/2028	458
767	Hudbay Minerals, Inc. 6.125%—04/01/2029[1]	775
1,183	IAMGOLD Corp. 5.750%—10/15/2028[1]	1,188
1,300	Mineral Resources Ltd. 9.250%—10/01/2028[1]	1,367

⬤

Harbor Scientific Alpha High-Yield ETF (currently, Harbor Ares Systematic High Yield ETF)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
METALS & MINING—Continued
	Novelis Corp.
$300	3.875%—08/15/2031[1]	$275
1,800	4.750%—01/30/2030[1]	1,746
		2,021
1,166	Park-Ohio Industries, Inc. 8.500%—08/01/2030[1]	1,198
		11,429
OIL, GAS & CONSUMABLE FUELS—15.4%
600	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	634
	AmeriGas Partners LP/AmeriGas Finance Corp.
300	5.750%—05/20/2027	302
1,300	9.375%—06/01/2028[1]	1,345
		1,647
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
200	5.375%—06/15/2029[1]	200
666	5.750%—01/15/2028[1]	668
500	6.625%—02/01/2032[1]	520
		1,388
	California Resources Corp.
492	7.000%—01/15/2034[1]	497
997	8.250%—06/15/2029[1]	1,049
		1,546
1,732	Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.750%—07/15/2028-02/15/2031[1]	1,786
400	Comstock Resources, Inc. 6.750%—03/01/2029[1]	402
900	CVR Energy, Inc. 8.500%—01/15/2029[1]	939
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
300	7.125%—06/01/2028[1]	302
200	7.375%—06/30/2033[1]	206
1,600	8.625%—03/15/2029[1]	1,674
		2,182
500	Enerflex, Inc. 6.875%—01/15/2031[1]	517
	Energy Transfer LP
900	7.125%—10/01/2054[2]	932
300	8.000%—05/15/2054[2]	321
		1,253
	Genesis Energy LP/Genesis Energy Finance Corp.
900	7.750%—02/01/2028	904
700	8.000%—05/15/2033	731
400	8.250%—01/15/2029	417
		2,052
400	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	421
1,300	NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%—02/15/2029[1]	1,350

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	PBF Holding Co. LLC/PBF Finance Corp.
$100	6.000%—02/15/2028	$100
800	7.875%—09/15/2030[1]	802
1,124	9.875%—03/15/2030[1]	1,193
		2,095
	PG&E Corp.
1,059	5.000%—07/01/2028	1,057
569	5.250%—07/01/2030	566
371	7.375%—03/15/2055[2]	383
		2,006
376	Saturn Oil & Gas, Inc. 9.625%—06/15/2029[1]	385
1,050	SunCoke Energy, Inc. 4.875%—06/30/2029[1]	991
	Talos Production, Inc.
1,000	9.000%—02/01/2029[1]	1,043
822	9.375%—02/01/2031[1]	871
		1,914
	Transocean International Ltd.
800	8.250%—05/15/2029[1]	816
700	8.500%—05/15/2031[1]	713
		1,529
	Vermilion Energy, Inc.
300	6.875%—05/01/2030[1]	300
1,198	7.250%—02/15/2033[1]	1,161
		1,461
136	W&T Offshore, Inc. 10.750%—02/01/2029[1]	134
1,021	Weatherford International Ltd. 6.750%—10/15/2033[1]	1,058
		27,690
PAPER & FOREST PRODUCTS—0.1%
200	Mercer International, Inc. 12.875%—10/01/2028[1]	147
PASSENGER AIRLINES—0.6%
1,118	JetBlue Airways Corp./JetBlue Loyalty LP 9.875%—09/20/2031[1]	1,124
PHARMACEUTICALS—1.7%
500	1261229 BC Ltd. 10.000%—04/15/2032[1]	514
550	Amneal Pharmaceuticals LLC 6.875%—08/01/2032[1]	580
	Bausch Health Cos., Inc.
300	4.875%—06/01/2028[1]	278
400	5.250%—02/15/2031[1]	262
100	6.250%—02/15/2029[1]	79
200	7.250%—05/30/2029[1]	159
600	14.000%—10/15/2030[1]	604
		1,382
700	Organon & Co./Organon Foreign Debt Co-Issuer BV 7.875%—05/15/2034[1]	659
		3,135

⬤

Harbor Scientific Alpha High-Yield ETF (currently, Harbor Ares Systematic High Yield ETF)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—0.6%
$400	KBR, Inc. 4.750%—09/30/2028[1]	$396
800	TriNet Group, Inc. 3.500%—03/01/2029[1]	759
		1,155
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
	Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
1,250	5.250%—04/15/2030[1]	1,193
188	9.750%—04/15/2030[1]	206
		1,399
300	Five Point Operating Co. LP 8.000%—10/01/2030[1]	312
	Howard Hughes Corp.
400	4.125%—02/01/2029[1]	387
900	4.375%—02/01/2031[1]	853
		1,240
		2,951
ROAD & RAIL—0.7%
700	Danaos Corp. 6.875%—10/15/2032[1]	723
500	RXO, Inc. 7.500%—11/15/2027[1]	511
		1,234
SOFTWARE—3.1%
430	CoreWeave, Inc. 9.000%—02/01/2031[1]	419
400	Elastic NV 4.125%—07/15/2029[1]	385
	Fair Isaac Corp.
1,000	4.000%—06/15/2028[1]	984
400	5.250%—05/15/2026[1]	400
		1,384
200	Gen Digital, Inc. 6.750%—09/30/2027[1]	202
600	Open Text Corp. 3.875%—02/15/2028[1]	581
900	Open Text Holdings, Inc. 4.125%—02/15/2030[1]	837
500	Pagaya U.S. Holdings Co. LLC 8.875%—08/01/2030[1]	447
700	PTC, Inc. 4.000%—02/15/2028[1]	690
700	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%—02/01/2029[1]	640
		5,585
SPECIALTY RETAIL—9.4%
300	Advance Auto Parts, Inc. 3.900%—04/15/2030	277
692	Arko Corp. 5.125%—11/15/2029[1]	604
300	Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.125%—04/15/2029[1]	267
2,124	Carvana Co. 9.000%—06/01/2031[1]	2,338

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
$709	Ferrellgas LP/Ferrellgas Finance Corp. 9.250%—01/15/2031[1]	$733
	FirstCash, Inc.
600	4.625%—09/01/2028[1]	596
700	5.625%—01/01/2030[1]	704
500	6.875%—03/01/2032[1]	520
		1,820
700	FTAI Aviation Investors LLC 7.000%—05/01/2031-06/15/2032[1]	737
	Gap, Inc.
500	3.625%—10/01/2029[1]	476
800	3.875%—10/01/2031[1]	742
		1,218
	Kohl’s Corp.
1,100	5.125%—05/01/2031	943
300	5.550%—07/17/2045	202
150	10.000%—06/01/2030[1]	165
		1,310
	Macy’s Retail Holdings LLC
800	4.300%—02/15/2043	581
300	5.125%—01/15/2042	247
500	6.125%—03/15/2032[1]	506
800	7.375%—08/01/2033[1]	846
		2,180
1,100	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%—06/01/2031[1]	1,057
700	Upbound Group, Inc. 6.375%—02/15/2029[1]	694
940	Victoria’s Secret & Co. 4.625%—07/15/2029[1]	920
	Wayfair LLC
1,197	7.250%—10/31/2029[1]	1,253
973	7.750%—09/15/2030[1]	1,035
		2,288
335	Yum! Brands, Inc. 6.875%—11/15/2037	370
		16,813
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
450	Xerox Holdings Corp. 5.500%—08/15/2028[1]	200
TEXTILES, APPAREL & LUXURY GOODS—1.6%
	Crocs, Inc.
300	4.125%—08/15/2031[1]	275
100	4.250%—03/15/2029[1]	97
		372
1,100	Under Armour, Inc. 7.250%—07/15/2030[1]	1,126
1,375	William Carter Co. 7.375%—02/15/2031[1]	1,423
		2,921
TOBACCO—0.4%
650	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	699

⬤

Harbor Scientific Alpha High-Yield ETF (currently, Harbor Ares Systematic High Yield ETF)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—0.9%
$650	RB Global Holdings, Inc. 6.750%—03/15/2028[1]	$663
900	Resideo Funding, Inc. 6.500%—07/15/2032[1]	915
		1,578
Total Corporate Bonds & Notes (Cost $173,057)		176,260
TOTAL INVESTMENTS—98.2% (Cost $173,057)		176,260
CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		3,281
TOTAL NET ASSETS—100.0%		$179,541

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $145,922 or 81% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Scientific Alpha Income ETF (currently, Harbor Ares Systematic Multi-Sector Income ETF)
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—93.3%
Principal Amount		Value
AEROSPACE & DEFENSE—2.8%
$200	BAE Systems PLC 5.125%—03/26/2029[1]	$206
100	Bombardier, Inc. 7.450%—05/01/2034[1]	112
200	Howmet Aerospace, Inc. 3.000%—01/15/2029	195
200	Moog, Inc. 4.250%—12/15/2027[1]	199
200	TransDigm, Inc. 6.375%—03/01/2029[1]	206
		918
AUTOMOBILES—3.9%
300	Allison Transmission, Inc. 3.750%—01/30/2031[1]	283
100	Ford Motor Co. 6.100%—08/19/2032	104
300	Ford Motor Credit Co. LLC 5.113%—05/03/2029	302
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	105
229	New Flyer Holdings, Inc. 9.250%—07/01/2030[1]	247
200	Nissan Motor Co. Ltd. 7.750%—07/17/2032[1]	211
37	Wabash National Corp. 4.500%—10/15/2028[1]	35
		1,287
BANKS—0.6%
200	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	192
BEVERAGES—1.1%
400	JDE Peet’s NV 2.250%—09/24/2031[1]	349
BIOTECHNOLOGY—0.9%
300	Genmab AS/Genmab Finance LLC 6.250%—12/15/2032[1]	308
BROADLINE RETAIL—0.8%
300	Prosus NV 3.061%—07/13/2031[1]	274
BUILDING PRODUCTS—1.8%
200	Carlisle Cos., Inc. 3.750%—12/01/2027	199
200	Lennox International, Inc. 5.500%—09/15/2028	207
200	NVR, Inc. 3.000%—05/15/2030	190
		596
CAPITAL MARKETS—0.9%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
200	9.000%—06/15/2030	195
100	10.000%—11/15/2029[1]	101
		296

Corporate Bonds & Notes—Continued
Principal Amount		Value
CHEMICALS—1.5%
$300	Rain Carbon, Inc. 12.250%—09/01/2029[1]	$319
200	Yara International ASA 3.148%—06/04/2030[1]	189
		508
COMMERCIAL SERVICES & SUPPLIES—3.7%
200	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	200
300	Deluxe Corp. 8.000%—06/01/2029[1]	306
162	HNI Corp. 5.125%—01/18/2029[1]	160
200	Pitney Bowes, Inc. 7.250%—03/15/2029[1]	202
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	298
100	ZipRecruiter, Inc. 5.000%—01/15/2030[1]	70
		1,236
COMMUNICATIONS EQUIPMENT—1.9%
100	Cisco Systems, Inc. 4.950%—02/26/2031	103
	Motorola Solutions, Inc.
200	2.300%—11/15/2030	182
100	4.600%—02/23/2028	101
		283
135	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	136
100	Viasat, Inc. 7.500%—05/30/2031[1]	97
		619
CONSTRUCTION & ENGINEERING—2.5%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	197
104	Dycom Industries, Inc. 4.500%—04/15/2029[1]	102
100	Great Lakes Dredge & Dock Corp. 5.250%—06/01/2029[1]	98
200	Tutor Perini Corp. 11.875%—04/30/2029[1]	221
200	VM Consolidated, Inc. 5.500%—04/15/2029[1]	197
		815
CONSUMER FINANCE—0.9%
300	OneMain Finance Corp. 6.750%—09/15/2033	304
CONTAINERS & PACKAGING—0.3%
100	CCL Industries, Inc. 3.050%—06/01/2030[1]	94
DIVERSIFIED FINANCIAL SERVICES—1.3%
100	Atlanticus Holdings Corp. 9.750%—09/01/2030[1]	95
200	Enova International, Inc. 9.125%—08/01/2029[1]	212

⬤

Harbor Scientific Alpha Income ETF (currently, Harbor Ares Systematic Multi-Sector Income ETF)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$149	goeasy Ltd. 6.875%—02/15/2031[1]	$140
		447
DIVERSIFIED REITS—0.3%
100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	101
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
138	APLD ComputeCo LLC 9.250%—12/15/2030[1]	143
300	Deutsche Telekom International Finance BV 8.750%—06/15/2030	350
100	Hughes Satellite Systems Corp. 5.250%—08/01/2026	95
		588
ELECTRIC UTILITIES—1.7%
100	Alexander Funding Trust II 7.467%—07/31/2028[1]	106
100	American Electric Power Co., Inc. 5.800%—03/15/2056[2]	100
100	Edison International 7.875%—06/15/2054[2]	104
	EUSHI Finance, Inc.
100	6.250%—04/01/2056[2]	101
35	7.625%—12/15/2054[2]	37
		138
100	Pacific Gas & Electric Co. 3.300%—12/01/2027	99
		547
ELECTRICAL EQUIPMENT—0.3%
100	EnerSys 4.375%—12/15/2027[1]	99
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
200	TTM Technologies, Inc. 4.000%—03/01/2029[1]	194
ENTERTAINMENT—2.2%
300	Flutter Treasury DAC 5.875%—06/04/2031[1]	304
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	183
300	Starz Capital Holdings LLC 5.500%—04/15/2029[1]	246
		733
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.4%
200	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	197
80	Iron Mountain, Inc. 6.250%—01/15/2033[1]	81
	MPT Operating Partnership LP/MPT Finance Corp.
93	3.500%—03/15/2031	69
300	4.625%—08/01/2029	257
		326

Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	$199
		803
FOOD & STAPLES RETAILING—0.6%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	193
GROUND TRANSPORTATION—0.9%
300	XPO, Inc. 6.250%—06/01/2028[1]	306
HEALTH CARE PROVIDERS & SERVICES—2.0%
100	Centene Corp. 2.500%—03/01/2031	86
88	Dentsply Sirona, Inc. 8.375%—09/12/2055[2]	87
300	HCA, Inc. 3.125%—03/15/2027	297
200	STERIS Irish FinCo UnLtd Co. 2.700%—03/15/2031	185
		655
HOTELS, RESTAURANTS & LEISURE—3.2%
	Carnival Corp.
300	4.000%—08/01/2028[1]	297
237	5.875%—06/15/2031[1]	245
		542
100	Las Vegas Sands Corp. 6.000%—06/14/2030	104
200	New Red Finance, Inc. 3.875%—01/15/2028[1]	197
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	100
100	Royal Caribbean Cruises Ltd. 5.625%—09/30/2031[1]	103
		1,046
IT SERVICES—3.4%
100	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	99
300	International Business Machines Corp. 3.500%—05/15/2029	295
200	Leidos, Inc. 4.375%—05/15/2030	200
	Seagate Data Storage Technology Pte. Ltd.
133	5.750%—12/01/2034[1]	136
200	9.625%—12/01/2032[1]	226
		362
200	VeriSign, Inc. 2.700%—06/15/2031	182
		1,138
MACHINERY—1.8%
200	BWX Technologies, Inc. 4.125%—06/30/2028[1]	197
100	IDEX Corp. 3.000%—05/01/2030	95

⬤

Harbor Scientific Alpha Income ETF (currently, Harbor Ares Systematic Multi-Sector Income ETF)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—Continued
$300	Vertiv Group Corp. 4.125%—11/15/2028[1]	$296
		588
MEDIA—2.4%
200	DISH DBS Corp. 7.375%—07/01/2028	192
300	News Corp. 3.875%—05/15/2029[1]	292
300	RELX Capital, Inc. 4.000%—03/18/2029	300
		784
METALS & MINING—3.2%
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	151
200	Hudbay Minerals, Inc. 6.125%—04/01/2029[1]	202
200	IAMGOLD Corp. 5.750%—10/15/2028[1]	201
400	Novelis Corp. 4.750%—01/30/2030[1]	388
100	Park-Ohio Industries, Inc. 8.500%—08/01/2030[1]	102
		1,044
OIL, GAS & CONSUMABLE FUELS—13.5%
200	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	211
200	AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%—06/01/2028[1]	207
200	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.750%—10/15/2033[1]	202
200	BP Capital Markets PLC 4.875%—03/22/2030[2]	199
96	California Resources Corp. 8.250%—06/15/2029[1]	101
147	Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.750%—07/15/2028-02/15/2031[1]	152
300	CVR Energy, Inc. 8.500%—01/15/2029[1]	313
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
100	7.125%—06/01/2028[1]	101
200	8.625%—03/15/2029[1]	209
		310
200	Enbridge, Inc. 6.000%—01/15/2077[2]	201
100	Enterprise Products Operating LLC 5.250%—08/16/2077[2]	100
200	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	211
200	HF Sinclair Corp. 5.750%—01/15/2031	207
100	Kinder Morgan, Inc. 5.000%—02/01/2029	103

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$200	MPLX LP 2.650%—08/15/2030	$185
	PBF Holding Co. LLC/PBF Finance Corp.
100	6.000%—02/15/2028	100
200	7.875%—09/15/2030[1]	200
		300
200	PG&E Corp. 5.000%—07/01/2028	200
200	SunCoke Energy, Inc. 4.875%—06/30/2029[1]	189
100	Suncor Energy, Inc. 7.150%—02/01/2032	112
	Talos Production, Inc.
200	9.000%—02/01/2029[1]	209
100	9.375%—02/01/2031[1]	106
		315
100	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000%—01/15/2032	96
100	TC PipeLines LP 3.900%—05/25/2027	100
143	Transocean International Ltd. 8.500%—05/15/2031[1]	146
149	Vermilion Energy, Inc. 7.250%—02/15/2033[1]	144
139	Weatherford International Ltd. 6.750%—10/15/2033[1]	144
		4,448
PASSENGER AIRLINES—1.9%
183	Alaska Airlines Pass-Through Trust 4.800%—02/15/2029[1]	183
275	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750%—10/20/2028[1]	277
100	JetBlue Airways Corp./JetBlue Loyalty LP 9.875%—09/20/2031[1]	101
65	United Airlines Pass-Through Trust 5.875%—04/15/2029	67
		628
PHARMACEUTICALS—2.3%
200	1261229 BC Ltd. 10.000%—04/15/2032[1]	205
200	Cencora, Inc. 2.700%—03/15/2031	185
200	Organon & Co./Organon Foreign Debt Co-Issuer BV 7.875%—05/15/2034[1]	188
200	Viatris, Inc. 2.700%—06/22/2030	183
		761
PROFESSIONAL SERVICES—1.4%
100	Gartner, Inc. 3.750%—10/01/2030[1]	95
100	KBR, Inc. 4.750%—09/30/2028[1]	99
300	TriNet Group, Inc. 3.500%—03/01/2029[1]	284
		478

⬤

Harbor Scientific Alpha Income ETF (currently, Harbor Ares Systematic Multi-Sector Income ETF)
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ROAD & RAIL—0.6%
$200	Danaos Corp. 6.875%—10/15/2032[1]	$207
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
	Broadcom, Inc.
300	1.950%—02/15/2028	289
100	4.000%—04/15/2029[1]	100
		389
200	NVIDIA Corp. 2.850%—04/01/2030	191
100	Qorvo, Inc. 3.375%—04/01/2031[1]	93
200	Texas Instruments, Inc. 2.250%—09/04/2029	189
		862
SOFTWARE—5.5%
300	AppLovin Corp. 5.125%—12/01/2029	308
200	Autodesk, Inc. 2.400%—12/15/2031	178
200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	190
100	CoreWeave, Inc. 9.000%—02/01/2031[1]	97
100	Fair Isaac Corp. 4.000%—06/15/2028[1]	99
300	Open Text Corp. 6.900%—12/01/2027[1]	310
	Oracle Corp.
100	6.150%—11/09/2029	104
200	6.250%—11/09/2032	209
		313
300	Salesforce, Inc. 1.950%—07/15/2031	267
62	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%—02/01/2029[1]	57
		1,819
SPECIALTY RETAIL—6.8%
200	Arko Corp. 5.125%—11/15/2029[1]	174
314	Carvana Co. 9.000%—06/01/2030-06/01/2031[1]	335
100	Gap, Inc. 3.875%—10/01/2031[1]	93
400	Home Depot, Inc. 3.250%—04/15/2032	377
222	Kohl’s Corp. 5.125%—05/01/2031	190
	Macy’s Retail Holdings LLC
100	4.300%—02/15/2043	73
175	6.125%—03/15/2032[1]	177
100	7.375%—08/01/2033[1]	106
		356

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
$300	Upbound Group, Inc. 6.375%—02/15/2029[1]	$298
300	Wayfair LLC 7.250%—10/31/2029[1]	314
100	Yum! Brands, Inc. 5.350%—11/01/2043	97
		2,234
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
100	Western Digital Corp. 2.850%—02/01/2029	95
TEXTILES, APPAREL & LUXURY GOODS—0.7%
100	Tapestry, Inc. 5.100%—03/11/2030	103
65	Under Armour, Inc. 7.250%—07/15/2030[1]	66
53	William Carter Co. 7.375%—02/15/2031[1]	55
		224
TOBACCO—4.3%
	Altria Group, Inc.
100	2.450%—02/04/2032	89
300	4.800%—02/14/2029	305
		394
200	Imperial Brands Finance PLC 5.500%—02/01/2030[1]	208
300	Japan Tobacco, Inc. 5.250%—06/15/2030[1]	310
400	Philip Morris International, Inc. 5.125%—02/15/2030-02/13/2031	414
100	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	107
		1,433
TRADING COMPANIES & DISTRIBUTORS—0.6%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	202
WIRELESS TELECOMMUNICATION SERVICES—1.1%
	T-Mobile USA, Inc.
200	2.550%—02/15/2031	183
200	2.625%—02/15/2029	192
		375
Total Corporate Bonds & Notes (Cost $30,061)		30,828
TOTAL INVESTMENTS—93.3% (Cost $30,061)		30,828
CASH AND OTHER ASSETS, LESS LIABILITIES—6.7%		2,217
TOTAL NET ASSETS—100.0%		$33,045

⬤

Harbor Scientific Alpha Income ETF (currently, Harbor Ares Systematic Multi-Sector Income ETF)
PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures 10 Year (Long)	28	03/20/2026	$3,131	$(24)
U.S. Treasury Note Futures 2 Year (Long)	42	03/31/2026	8,757	(12)
U.S. Treasury Note Futures 5 Year (Long)	42	03/31/2026	4,575	(19)
Total Futures Contracts				$(55)

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[3,4]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[5]	Payment Frequency	Notional Amount[6] (000s)	Value[7] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North American Investment Grade Index Series 45	Sell	1.000%	12/20/2030	0.494%	Quarterly	$5,400	$127	$123	$4
ICE Clear Credit LLC	Markit CDX North American High Yield Index Series 45	Sell	5.000%	12/20/2030	2.961%	Quarterly	1,683	151	127	24
Total Centrally Cleared Credit Default Swaps										$28
FAIR VALUE MEASUREMENTS
As of January 31, 2026, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2026, the aggregate value of these securities was $18,931 or 57% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
4
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
5
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
6
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. As of January 31, 2026, the maximum exposure to loss of the notional value as the seller of credit default swaps outstanding was $7,083.
7
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor SMID Cap Core ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—11.8%
991	Hexcel Corp.	$82
309	Huntington Ingalls Industries, Inc.	130
447	Moog, Inc. Class A	137
492	Woodward, Inc.	156
		505
AUTOMOBILE COMPONENTS—1.8%
1,586	BorgWarner, Inc.	75
BANKS—5.2%
585	East West Bancorp, Inc.	67
1,215	Webster Financial Corp.	80
499	Wintrust Financial Corp.	74
		221
BUILDING PRODUCTS—1.9%
1,104	A.O. Smith Corp.	81
CAPITAL MARKETS—4.5%
500	Houlihan Lokey, Inc.	84
660	Raymond James Financial, Inc.	110
		194
CHEMICALS—6.7%
515	Albemarle Corp.	88
689	Cabot Corp.	50
1,115	CF Industries Holdings, Inc.	104
672	Eastman Chemical Co.	46
		288
COMMERCIAL SERVICES & SUPPLIES—1.8%
361	Republic Services, Inc.	78
CONSTRUCTION & ENGINEERING—3.9%
100	EMCOR Group, Inc.	72
213	Valmont Industries, Inc.	95
		167
CONSUMER FINANCE—1.9%
474	FirstCash Holdings, Inc.	81
CONTAINERS & PACKAGING—1.2%
1,070	Sonoco Products Co.	51
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.5%
509	Arrow Electronics, Inc. *	67
203	Teledyne Technologies, Inc. *	126
		193
ENERGY EQUIPMENT & SERVICES—2.6%
3,774	Archrock, Inc.	112
FINANCIAL SERVICES—1.2%
345	WEX, Inc. *	53
GAS UTILITIES—1.8%
3,664	MDU Resources Group, Inc.	75
GROUND TRANSPORTATION—2.3%
513	Ryder System, Inc.	98
HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
825	CONMED Corp.	32

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
1,003	Hologic, Inc. *	$75
		107
HEALTH CARE PROVIDERS & SERVICES—1.1%
1,122	Centene Corp. *	49
HOTELS, RESTAURANTS & LEISURE—2.9%
376	Darden Restaurants, Inc.	75
918	Papa John’s International, Inc.	32
1,337	Penn Entertainment, Inc. *	17
		124
HOUSEHOLD DURABLES—1.4%
402	DR Horton, Inc.	60
INSURANCE—2.3%
488	Reinsurance Group of America, Inc. Class A	99
IT SERVICES—1.4%
632	Akamai Technologies, Inc. *	61
LIFE SCIENCES TOOLS & SERVICES—5.8%
3,303	Avantor, Inc. *	36
216	Bio-Rad Laboratories, Inc. Class A*	63
370	Charles River Laboratories International, Inc. *	78
1,321	Qiagen NV	71
		248
MACHINERY—4.6%
463	Albany International Corp. Class A	26
503	Middleby Corp. *	74
272	Snap-on, Inc.	99
		199
MULTI-UTILITIES—1.4%
529	WEC Energy Group, Inc.	59
OFFICE REITS—2.5%
884	BXP, Inc.	57
1,549	COPT Defense Properties	48
		105
PROFESSIONAL SERVICES—2.8%
123	CACI International, Inc. Class A*	76
1,040	Insperity, Inc.	45
		121
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.0%
760	CBRE Group, Inc. Class A*	130
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.8%
645	Cirrus Logic, Inc. *	84
1,373	FormFactor, Inc. *	97
78	Monolithic Power Systems, Inc.	87
1,082	ON Semiconductor Corp. *	65
		333
SOFTWARE—2.7%
2,423	Box, Inc. Class A*	61
113	Synopsys, Inc. *	53
		114

⬤

Harbor SMID Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—1.3%
311	SBA Communications Corp.	$57
TRADING COMPANIES & DISTRIBUTORS—2.4%
562	GATX Corp.	102
TOTAL COMMON STOCKS (Cost $3,566)		4,240
TOTAL INVESTMENTS—99.0% (Cost $3,566)		4,240
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		41
TOTAL NET ASSETS—100%		$4,281

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor SMID Cap Value ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.9%
Shares		Value
AEROSPACE & DEFENSE—5.7%
237	Huntington Ingalls Industries, Inc.	$100
514	Moog, Inc. Class A	157
		257
AUTOMOBILE COMPONENTS—0.8%
747	BorgWarner, Inc.	35
BANKS—10.3%
691	Pinnacle Financial Partners, Inc.	66
707	Popular, Inc. (Puerto Rico)	94
544	UMB Financial Corp.	69
1,950	United Bankshares, Inc.	83
798	Webster Financial Corp.	52
2,724	WesBanco, Inc.	96
		460
BUILDING PRODUCTS—1.5%
1,024	Masco Corp.	68
CAPITAL MARKETS—3.2%
271	Raymond James Financial, Inc.	45
817	Stifel Financial Corp.	101
		146
CHEMICALS—3.2%
833	Cabot Corp.	60
733	Eastman Chemical Co.	51
537	Scotts Miracle-Gro Co.	34
		145
COMMUNICATIONS EQUIPMENT—2.7%
2,799	Digi International, Inc. *	121
CONSTRUCTION MATERIALS—1.2%
263	Eagle Materials, Inc.	54
CONSUMER FINANCE—1.9%
503	FirstCash Holdings, Inc.	86
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.2%
1,028	Performance Food Group Co. *	98
CONTAINERS & PACKAGING—0.7%
695	Sonoco Products Co.	33
DISTRIBUTORS—0.8%
1,077	LKQ Corp.	35
ELECTRICAL EQUIPMENT—8.0%
288	Acuity, Inc.	89
1,051	Atkore, Inc.	73
1,152	Nextpower, Inc. Class A*	135
385	Regal Rexnord Corp.	62
		359
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—12.7%
644	Advanced Energy Industries, Inc.	165
1,494	Avnet, Inc.	93
2,718	Flex Ltd. *	171
979	Sanmina Corp. *	139
		568

COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—2.0%
4,901	NOV, Inc.	$90
FINANCIAL SERVICES—1.2%
341	WEX, Inc. *	52
FOOD PRODUCTS—2.4%
2,337	Darling Ingredients, Inc. *	107
GAS UTILITIES—3.6%
457	Atmos Energy Corp.	76
4,212	MDU Resources Group, Inc.	86
		162
GROUND TRANSPORTATION—1.3%
2,201	Schneider National, Inc. Class B	59
HEALTH CARE REITS—0.5%
466	Alexandria Real Estate Equities, Inc.	25
HOTEL & RESORT REITS—0.6%
2,402	Pebblebrook Hotel Trust	27
HOTELS, RESTAURANTS & LEISURE—1.2%
280	Darden Restaurants, Inc.	56
HOUSEHOLD DURABLES—1.0%
301	DR Horton, Inc.	45
INDUSTRIAL REITS—2.8%
354	EastGroup Properties, Inc.	64
1,601	STAG Industrial, Inc.	60
		124
INSURANCE—3.8%
475	Reinsurance Group of America, Inc. Class A	96
262	RenaissanceRe Holdings Ltd. (Bermuda)	74
		170
LIFE SCIENCES TOOLS & SERVICES—1.3%
270	Charles River Laboratories International, Inc. *	57
MACHINERY—5.5%
767	Albany International Corp. Class A	43
501	Middleby Corp. *	74
217	Snap-on, Inc.	79
546	Timken Co.	51
		247
OFFICE REITS—1.9%
2,624	Vornado Realty Trust	84
OIL, GAS & CONSUMABLE FUELS—3.2%
413	Diamondback Energy, Inc.	68
2,459	Murphy Oil Corp.	74
		142
PROFESSIONAL SERVICES—1.1%
787	TriNet Group, Inc.	48
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
665	CBRE Group, Inc. Class A*	113
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
633	Entegris, Inc.	75

⬤

Harbor SMID Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—1.6%
152	Synopsys, Inc. *	$71
SPECIALTY RETAIL—0.6%
1,268	Bath & Body Works, Inc.	28
TRADING COMPANIES & DISTRIBUTORS—2.2%
544	GATX Corp.	99
TOTAL COMMON STOCKS (Cost $3,474)		4,346
TOTAL INVESTMENTS—96.9% (Cost $3,474)		4,346
CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		137
TOTAL NET ASSETS—100%		$4,483

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Transformative Technologies ETF
PORTFOLIO OF INVESTMENTS—January 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.6%
Shares		Value
AUTOMOBILES—2.6%
380	Tesla, Inc. *	$164
BIOTECHNOLOGY—0.5%
63	Vertex Pharmaceuticals, Inc. *	30
BROADLINE RETAIL—5.8%
1,515	Amazon.com, Inc. *	363
COMMUNICATIONS EQUIPMENT—2.4%
1,062	Arista Networks, Inc. *	151
ELECTRIC UTILITIES—1.3%
283	Constellation Energy Corp.	79
ELECTRICAL EQUIPMENT—0.9%
992	Schneider Electric SE ADR[1]	57
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
309	Keysight Technologies, Inc. *	67
ENTERTAINMENT—2.1%
1,597	Netflix, Inc. *	133
FINANCIAL SERVICES—1.1%
132	Mastercard, Inc. Class A	71
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
491	Edwards Lifesciences Corp. *	40
191	Intuitive Surgical, Inc. *	96
		136
HOTELS, RESTAURANTS & LEISURE—0.8%
268	Airbnb, Inc. Class A*	35
1,397	Navan, Inc. Class A*	16
		51
INTERACTIVE MEDIA & SERVICES—10.5%
1,282	Alphabet, Inc. Class A	433
314	Meta Platforms, Inc. Class A	225
		658
IT SERVICES—3.7%
769	Shopify, Inc. Class A (Canada)*	101
677	Snowflake, Inc. *	130
		231
PHARMACEUTICALS—3.4%
995	AstraZeneca PLC ADR (United Kingdom)[1]	92

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
807	UCB SA ADR (Belgium)[1]	$122
		214
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—34.1%
653	Advanced Micro Devices, Inc. *	155
318	Analog Devices, Inc.	99
271	ARM Holdings PLC ADR*,1	28
77	ASML Holding NV New York Registry Shares (Netherlands)	110
1,210	Broadcom, Inc.	401
209	Credo Technology Group Holding Ltd. *	26
534	Impinj, Inc. *	74
1,007	Lam Research Corp.	235
1,072	Lattice Semiconductor Corp. *	86
2,751	NVIDIA Corp.	526
581	Onto Innovation, Inc. *	117
828	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	274
		2,131
SOFTWARE—18.4%
192	AppLovin Corp. Class A*	91
273	Cadence Design Systems, Inc. *	81
241	Crowdstrike Holdings, Inc. Class A*	106
139	CyberArk Software Ltd. *	60
741	Datadog, Inc. Class A*	96
750	Intapp, Inc. *	25
910	Microsoft Corp.	392
241	Oracle Corp.	40
189	Palo Alto Networks, Inc. *	33
401	Salesforce, Inc.	85
2,172	Samsara, Inc. Class A*	61
669	ServiceNow, Inc. *	78
		1,148
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.7%
1,848	Apple, Inc.	479
TOTAL COMMON STOCKS (Cost $5,297)		6,163
TOTAL INVESTMENTS—98.6% (Cost $5,297)		6,163
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		87
TOTAL NET ASSETS—100%		$6,250

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—January 31, 2026 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2026, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, Harbor Long-Term Growers ETF, and Harbor PanAgora Dynamic Large Cap Core ETF which are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Active Small Cap ETF
Harbor Active Small Cap Growth ETF
Harbor AI Inflection Strategy ETF
Harbor Alpha Layering ETF (Consolidated)
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Emerging Markets Equity ETF
Harbor Emerging Markets Select ETF
Harbor Health Care ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor International Equity ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Mid Cap Core ETF
Harbor Mid Cap Value ETF
Harbor Multi-Asset Explorer ETF (Consolidated)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF (currently, Harbor Ares Systematic High Yield ETF)
Harbor Scientific Alpha Income ETF (currently, Harbor Ares Systematic Multi-Sector Income ETF)
Harbor SMID Cap Core ETF
Harbor SMID Cap Value ETF
Harbor Transformative Technologies ETF
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants, and centrally cleared swaps agreements) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom London Stock Exchange securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to,

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
(i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term debt securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) swap agreements value is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as underlying asset prices, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. OTC swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).

⬤

Harbor ETF Trust
Notes to Portfolios of Investments—Continued

NOTE 3—SUBSEQUENT EVENTS
At the meeting held on January 15, 2026, the Board of Trustees voted to liquidate and dissolve Harbor AlphaEdgeTM Next Generation REITs ETF. The Fund liquidated on February 26, 2026. Additional information related to the liquidation can be found in the supplement to the Fund’s prospectus and statement of additional information as filed with the U.S. Securities and Exchange Commission on January 16, 2026.
Please refer to the most recent annual or semi-annual financial statements on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤